                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04708
                                   ---------------------------------------------

                             SunAmerica Income Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                  John T. Genoy
                             Senior Vice President
                        SunAmerica Asset Management, LLC
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: March 31
                        --------------------------

Date of reporting period:  March 31, 2016
                         -------------------------

Item 1. Reports to Stockholders

                                                             ANNUAL REPORT 2016

SUNAMERICA
Income Funds

[PHOTO]





[LOGO]

                        TABLE OF CONTENTS


        SHAREHOLDER LETTER..........................................  2
        EXPENSE EXAMPLE.............................................  4
        STATEMENTS OF ASSETS AND LIABILITIES........................  6
        STATEMENTS OF OPERATIONS....................................  8
        STATEMENTS OF CHANGES IN NET ASSETS.........................  9
        FINANCIAL HIGHLIGHTS........................................ 11
        PORTFOLIO OF INVESTMENTS.................................... 14
        NOTES TO FINANCIAL STATEMENTS............................... 67
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..... 84
        APPROVAL OF ADVISORY AGREEMENTS............................. 85
        TRUSTEE AND OFFICER INFORMATION............................. 90
        SHAREHOLDER TAX INFORMATION................................. 93
        COMPARISONS: PORTFOLIOS VS. INDICES......................... 94

        SHAREHOLDER LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present this annual update for the SunAmerica Income Funds for the 12 months ended March 31, 2016. It was a period wherein fixed income market performance was primarily driven by shifting expectations about global economic growth, central bank monetary policy, geopolitical events and commodities prices. For the annual period overall, the Barclays U.S. Aggregate Bond Index/*/, a broad measure of the U.S. fixed income market, returned 1.96%.

As the annual period began in April 2015, volatility surged across global markets. Positive economic growth, especially in developed economies, and accommodative central bank policies supported markets, while the risk of a Greek exit from the Eurozone rose considerably. Government bond yields moved sharply higher. Also, most yield curves steepened amid brightening economic outlooks in the U.S. and the Eurozone, due to easing global deflation fears, and the Federal Reserve (the "Fed") appearing to be on track to raise interest rates later in 2015. Greece took center stage at the end of the second quarter of 2015 after debt negotiations broke down, and the country defaulted on its payment to the International Monetary Fund, triggering a risk-off tone throughout the global financial markets. Most of the major fixed income sectors posted negative returns during the second quarter of 2015, as government bond yields rose, while performance versus duration-equivalent government bonds was mixed. Emerging market debt, U.S. high yield corporate bonds and asset-backed securities outpaced government bond yields; but U.S. investment grade corporate bonds, commercial and residential mortgage-backed securities, and European investment grade and high yield corporate bonds underperformed.

Though market concerns about Greece receded following a resolution with its creditors, risk aversion intensified in the third calendar quarter, with financial markets - both fixed income and equities - coming under significant pressure amid fresh worries about the global economic outlook. The unexpected devaluation in China's currency rattled global financial markets, deepening fears about the Chinese economic slowdown and potential spillover effects. Falling commodity prices and uncertainty regarding the timing of the first Fed rate hike further muddied the waters. In contrast to negative news about China and other emerging markets, data on developed markets was generally positive. Still, the Fed chose to leave rates unchanged at its September meeting, citing unfavorable global developments, modestly tighter financial conditions and low inflation. Global government bond yields declined across most developed market economies as China's weakness, Greece's ongoing bailout saga and uncertainty about the timing of Fed tightening bolstered demand for safe-haven assets. Emerging market sovereign bond yields diverged. Most spread, or non-government bond, sectors posted positive absolute returns amid lower interest rates but underperformed duration-equivalent government bonds. The major exception was U.S. corporate bonds, especially high yield corporate bonds, which generated negative returns during the third quarter of 2015. Corporate spreads widened on rising concerns that the deterioration in China's economic growth outlook would have a meaningful impact on commodity prices and, more broadly, on global economic growth.

In the fourth quarter of 2015, spread sectors generated positive returns. Outside the U.S., the global monetary policy environment remained highly accommodative with the European Central Bank (ECB) lowering interest rates into negative territory and expanding its stimulus program. The U.S. dollar gained on expectations the Fed would hike interest rates, which it finally did in December 2015. The U.S. economy remained on a positive growth trend, but economic growth in other developed countries softened by the end of 2015. Growth in emerging market countries weakened even more, largely due to commodity price declines and concerns about the slowing Chinese economy.

As 2016 began, spread sectors sold off significantly only to retrace their losses from mid-February to the end of the annual period on March 31, 2016. Volatility early in the first calendar quarter was driven by an increase in a number of perceived risks, including a slowing Chinese economy, the possibility of persistent oil oversupply and deteriorating corporate bond fundamentals as the U.S. credit cycle entered its later stage. Some of these risks eased during the second half of the first quarter. Economic news from China improved, U.S. oil production appeared to slow, and commodity prices stabilized somewhat. Global central banks remained accommodative. The Bank of Japan, in a surprise move, introduced a negative interest rate. The ECB shifted its focus from currency depreciation to credit creation by leaving its deposit rate unchanged, expanding its asset purchase program and announcing a new series of targeted long-term refinancing operations. Even in the U.S., the Fed suggested U.S. interest rate increases might be more measured and fewer in number than previously anticipated. After a sustained period of appreciation, the U.S. dollar weakened due to generally tighter financial conditions, mixed U.S. economic data and the Fed's more dovish commentary.

For the annual period overall, U.S. Treasury securities posted positive returns, even as both short-term and long-term yields rose. The yield on intermediate-term U.S. Treasury securities, however, declined modestly, with the yield on the 10-year U.S. Treasury declining approximately 15 basis points+ to 1.77% by the end of March 2016. The U.S. Treasury yield curve, or spectrum of maturities, flattened during the 12 months ended March 31, 2016, as both short-term and long-term yields rose but long-term yields rose less. Non-U.S. Treasury sectors generated mixed performance. Emerging market debt and asset-backed securities slightly outperformed U.S. Treasuries. Commercial mortgage-backed securities generally performed in line with U.S. Treasuries. High yield corporate bonds underperformed U.S. Treasuries, as did investment grade corporate bonds, mortgage-backed securities and agency securities to a lesser degree.

On the following pages, you will find financial statements and portfolio information for each of the SunAmerica Income Funds during the annual period ended March 31, 2016.

We thank you for being a part of the SunAmerica Income Funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future. As always, if you have any questions regarding your investments, please contact your financial adviser or get in touch us directly at 800-858-8850 or www.safunds.com.

Sincerely,

THE SUNAMERICA INCOME FUNDS INVESTMENT PROFESSIONALS

   Timothy Campion      Robert Vanden Assem        David L. Albrycht
   Andrew Doulos        Anthony King               Frank Ossino
   Kara Murphy          Dana Burns                 Jonathan Stanley
                        John Yovanovic

--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

* The Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly in an index.
+ A basis point is 1/100/th/ of a percentage point.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- MARCH 31, 2016 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a fund (each, a "Fund" and collectively the "Funds") in the SunAmerica Income Funds (the "Trust"), you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges and (2) ongoing costs, including management fees, distribution and service fees and other Fund expenses. The example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2015 and held until March 31, 2016.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2016" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2016" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2016" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2016" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2016" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2016" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Funds' prospectus, your retirement plan document and/or material from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA INCOME FUNDS
        EXPENSE EXAMPLE -- MARCH 31, 2016 -- (UNAUDITED) (CONTINUED)


                                              ACTUAL                                  HYPOTHETICAL
                            ------------------------------------------ ------------------------------------------
                                                                                     ENDING ACCOUNT
                                          ENDING ACCOUNT EXPENSES PAID                VALUE USING   EXPENSES PAID
                                           VALUE USING    DURING THE                 A HYPOTHETICAL  DURING THE
                              BEGINNING       ACTUAL      SIX MONTHS     BEGINNING     5% ANNUAL     SIX MONTHS
                            ACCOUNT VALUE   RETURN AT        ENDED     ACCOUNT VALUE   RETURN AT        ENDED     ANNUALIZED
                            AT OCTOBER 1,   MARCH 31,      MARCH 31,   AT OCTOBER 1,   MARCH 31,      MARCH 31,    EXPENSE
FUND                            2015           2016          2016*         2015           2016          2016*       RATIO*
----                        ------------- -------------- ------------- ------------- -------------- ------------- ----------
U.S. GOVERNMENT SECURITIES
  Class A#.................   $1,000.00     $1,011.21       $ 4.98       $1,000.00     $1,020.05       $ 5.00        0.99%
  Class C#.................   $1,000.00     $1,007.93       $ 8.23       $1,000.00     $1,016.80       $ 8.27        1.64%
STRATEGIC BOND FUND
  Class A..................   $1,000.00     $1,013.32       $ 6.69       $1,000.00     $1,018.35       $ 6.71        1.33%
  Class B..................   $1,000.00     $1,013.04       $10.07       $1,000.00     $1,015.00       $10.08        2.00%
  Class C..................   $1,000.00     $1,013.24       $ 9.92       $1,000.00     $1,015.15       $ 9.92        1.97%
  Class W..................   $1,000.00     $1,017.47       $ 5.65       $1,000.00     $1,019.40       $ 5.65        1.12%
FLEXIBLE CREDIT FUND
  Class A#.................   $1,000.00     $1,009.19       $ 7.28       $1,000.00     $1,017.75       $ 7.31        1.45%
  Class C#.................   $1,000.00     $1,006.02       $10.53       $1,000.00     $1,014.50       $10.58        2.10%
  Class W#.................   $1,000.00     $1,007.16       $ 6.27       $1,000.00     $1,018.75       $ 6.31        1.25%

--------
* Expenses are equal to each Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your retirement plan documents and/or materials from your financial adviser for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2016" and the "Annualized Expense Ratio" would have been higher.

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2016

                                                             U.S. GOVERNMENT   STRATEGIC     FLEXIBLE
                                                               SECURITIES        BOND         CREDIT
                                                                  FUND           FUND          FUND
                                                             --------------- ------------  ------------
ASSETS:
Investments at value (unaffiliated)*........................  $162,624,734   $391,659,753  $280,841,105
Repurchase agreements (cost approximates value).............    25,300,000      7,731,000            --
                                                              ------------   ------------  ------------
 Total investments..........................................   187,924,734    399,390,753   280,841,105
                                                              ------------   ------------  ------------
Cash........................................................           660         51,270     1,145,669
Foreign cash*...............................................            --         60,168         7,264
Receivable for:
 Shares of beneficial interest sold.........................       132,442        292,746     1,021,635
 Dividends and interest.....................................       587,687      5,240,258     2,763,046
 Investments sold...........................................            --      6,278,815     1,831,819
Prepaid Expenses and other assets...........................         4,639          6,186         4,746
Due from investment adviser for expense reimbursements/fee
 waivers....................................................        43,332             --            --
Unrealized appreciation on forward foreign currency
 contracts..................................................            --        153,998            --
                                                              ------------   ------------  ------------
Total Assets................................................   188,693,494    411,474,194   287,615,284
                                                              ------------   ------------  ------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed.....................       217,230        727,055       650,153
 Investments purchased......................................            --     20,448,244     8,200,017
 Investment advisory and management fees....................       102,251        210,280       172,402
 Distribution and service maintenance fees..................        72,840        209,219       100,282
 Transfer agent fees and expenses...........................        43,218         79,976        59,963
 Trustees' fees and expenses................................           412            700           519
 Other accrued expenses.....................................       103,707        188,044       132,230
Dividends payable...........................................        20,711        169,723       192,501
Unrealized depreciation on forward foreign currency
 contracts..................................................            --      1,754,608            --
                                                              ------------   ------------  ------------
Total Liabilities...........................................       560,369     23,787,849     9,508,067
                                                              ------------   ------------  ------------
Net Assets..................................................  $188,133,125   $387,686,345  $278,107,217
                                                              ============   ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $0.01........................  $    196,139   $  1,182,261  $    843,872
Paid-in capital.............................................   193,156,987    476,556,141   348,534,383
                                                              ------------   ------------  ------------
                                                               193,353,126    477,738,402   349,378,255
Accumulated undistributed net investment income (loss)......      (523,668)    (1,543,031)      219,626
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts,
 securities sold short and foreign exchange transactions....   (12,551,796)   (71,974,730)  (61,667,570)
Unrealized appreciation (depreciation) on investments.......     7,855,463    (14,940,058)   (9,822,360)
Unrealized foreign exchange gain (loss) on other assets and
 liabilities................................................            --     (1,594,238)         (734)
                                                              ------------   ------------  ------------
Net Assets..................................................  $188,133,125   $387,686,345  $278,107,217
                                                              ============   ============  ============
*Cost
 Investment securities (unaffiliated).......................  $154,769,271   $406,599,811  $290,663,465
                                                              ============   ============  ============
 Foreign cash...............................................  $         --   $     59,826  $      7,998
                                                              ============   ============  ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF ASSETS AND LIABILITIES -- MARCH 31, 2016 -- (CONTINUED)

                                                                       U.S. GOVERNMENT  STRATEGIC     FLEXIBLE
                                                                         SECURITIES       BOND         CREDIT
                                                                            FUND          FUND          FUND
                                                                       --------------- ------------ ------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets............................................................  $156,468,328   $175,386,411 $125,775,043
Shares of beneficial interest issued and outstanding..................    16,310,830     53,555,474   38,234,937
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge).........................  $       9.59   $       3.27 $       3.29
Maximum sales charge (4.75% of offering price)........................  $       0.48   $       0.16 $       0.16
                                                                        ------------   ------------ ------------
Maximum offering price to public......................................  $      10.07   $       3.43 $       3.45
                                                                        ============   ============ ============
CLASS B (UNLIMITED SHARES AUTHORIZED):
Net assets............................................................  $         --   $ 31,038,066 $         --
Shares of beneficial interest issued and outstanding..................            --      9,481,661           --
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).....................  $         --   $       3.27 $         --
                                                                        ============   ============ ============
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets............................................................  $ 31,664,797   $151,196,585 $ 61,890,870
Shares of beneficial interest issued and outstanding..................     3,303,102     46,003,058   18,698,377
Net asset value, offering and redemption price per share (excluding
 any applicable contingent deferred sales charge).....................  $       9.59   $       3.29 $       3.31
                                                                        ============   ============ ============
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets............................................................  $         --   $ 30,065,283 $ 90,441,304
Shares of beneficial interest issued and outstanding..................            --      9,185,887   27,453,851
Net asset value, offering and redemption price per share..............  $         --   $       3.27 $       3.29
                                                                        ============   ============ ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED MARCH 31, 2016

                                                                             U.S. GOVERNMENT   STRATEGIC     FLEXIBLE
                                                                               SECURITIES        BOND         CREDIT
                                                                                  FUND           FUND          FUND
                                                                             --------------- ------------  ------------
INCOME:
 Dividends (unaffiliated)...................................................   $        --   $     49,846  $     94,453
 Interest (unaffiliated)....................................................     3,397,824     20,676,928    12,875,947
                                                                               -----------   ------------  ------------
   Total investment income*.................................................     3,397,824     20,726,774    12,970,400
                                                                               -----------   ------------  ------------
EXPENSES:
 Investment advisory and management fees....................................     1,229,165      2,727,768     1,799,820
 Distribution and service maintenance fees:
   Class A..................................................................       570,941        681,425       421,192
   Class B..................................................................            --        343,838            --
   Class C..................................................................       260,291      1,659,796       593,875
 Service fees -- Class W....................................................            --         45,608        92,917
 Transfer agent fees:
   Class A..................................................................       393,651        455,272       283,856
   Class B..................................................................            --         80,608            --
   Class C..................................................................        63,071        377,304       135,437
   Class W..................................................................            --         67,036       137,742
 Registration fees:
   Class A..................................................................        19,928         28,775        47,771
   Class B..................................................................            --         11,538            --
   Class C..................................................................         9,427         17,630        22,350
   Class W..................................................................            --         11,559        44,673
 Custodian and accounting fees..............................................        29,256        126,610        58,750
 Reports to shareholders....................................................        53,484        118,857        55,291
 Audit and tax fees.........................................................        54,240         70,618        69,768
 Legal fees.................................................................        20,333         35,263        10,134
 Trustees' fees and expenses................................................         9,764         23,237        11,862
 Interest expense...........................................................            --             --         1,910
 Other expenses.............................................................        29,070         39,846        51,967
                                                                               -----------   ------------  ------------
   Total expenses before fee waivers, expense reimbursements and expense
    recoupments.............................................................     2,742,621      6,922,588     3,839,315
   Net (fees waived and expenses reimbursed)/recouped by investment
    advisor (Note 4)........................................................      (700,799)            --       (72,928)
                                                                               -----------   ------------  ------------
   Net expenses.............................................................     2,041,822      6,922,588     3,766,387
                                                                               -----------   ------------  ------------
   Net investment income (loss).............................................     1,356,002     13,804,186     9,204,013
                                                                               -----------   ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)......................       182,870    (18,542,305)   (5,156,658)
Net realized foreign exchange gain (loss) on other assets and liabilities...            --      1,301,899            --
                                                                               -----------   ------------  ------------
Net realized gain (loss) on investments and foreign currencies..............       182,870    (17,240,406)   (5,156,658)
                                                                               -----------   ------------  ------------
Change in unrealized appreciation (depreciation) on investments
 (unaffiliated).............................................................    (1,357,314)    (5,469,733)   (7,106,060)
Change in unrealized foreign exchange gain (loss) on other assets and
 liabilities................................................................            --     (2,834,670)          400
                                                                               -----------   ------------  ------------
Net unrealized gain (loss) on investments and foreign currencies............    (1,357,314)    (8,304,403)   (7,105,660)
                                                                               -----------   ------------  ------------
Net realized and unrealized gain (loss) on investments and foreign
 currencies.................................................................    (1,174,444)   (25,544,809)  (12,262,318)
                                                                               -----------   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............   $   181,558   $(11,740,623) $ (3,058,305)
                                                                               ===========   ============  ============
* Net of foreign withholding taxes on interest and dividends of.............   $        --   $       (713) $         --
                                                                               ===========   ============  ============

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF CHANGES IN NET ASSETS


                                                                             U.S. GOVERNMENT
                                                                             SECURITIES FUND
                                                                       --------------------------
                                                                       FOR THE YEAR    FOR YEAR
                                                                          ENDED          ENDED
                                                                        MARCH 31,      MARCH 31,
                                                                           2016          2015
                                                                       ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net investment income (loss)......................................... $  1,356,002  $  1,800,638
 Net realized gain (loss) on investments and foreign currencies.......      182,870     3,245,020
 Net unrealized gain (loss) on investments and foreign currencies.....   (1,357,314)    1,678,618
                                                                       ------------  ------------
Net increase (decrease) in net assets resulting from operations.......      181,558     6,724,276
                                                                       ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income (Class A)......................................   (2,895,384)   (2,308,336)
 Net investment income (Class B)*.....................................           --       (50,109)
 Net investment income (Class C)......................................     (293,718)     (157,120)
 Net investment income (Class W)*.....................................           --            --
 Net realized gain on securities (Class A)............................           --            --
 Net realized gain on securities (Class B)*...........................           --            --
 Net realized gain on securities (Class C)............................           --            --
 Net realized gain on securities (Class W)*...........................           --            --
                                                                       ------------  ------------
Total distributions to shareholders...................................   (3,189,102)   (2,515,565)
                                                                       ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
 TRANSACTIONS (NOTE 7)................................................  (20,275,343)   89,657,072
                                                                       ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS...............................  (23,282,887)   93,865,783

NET ASSETS:
Beginning of period...................................................  211,416,012   117,550,229
                                                                       ------------  ------------
End of period+........................................................ $188,133,125  $211,416,012
                                                                       ============  ============
+ Includes accumulated undistributed net investment income (loss)..... $   (523,668) $   (117,198)
                                                                       ============  ============

* See Note 1

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                            STRATEGIC BOND FUND            FLEXIBLE CREDIT FUND
                        --------------------------      --------------------------
                        FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                           ENDED           ENDED           ENDED           ENDED
                         MARCH 31,       MARCH 31,       MARCH 31,       MARCH 31,
                            2016            2015            2016            2015
                        ------------    ------------    ------------    ------------
 INCREASE (DECREASE)
  IN NET ASSETS
 OPERATIONS:
  Net investment
    income (loss)...... $ 13,804,186    $ 16,287,877    $  9,204,013    $  5,545,088
  Net realized gain
    (loss) on
    investments and
    foreign currencies.  (17,240,406)      4,597,232      (5,156,658)       (674,503)
  Net unrealized gain
    (loss) on
    investments and
    foreign currencies.   (8,304,403)     (9,615,191)     (7,105,660)     (2,672,730)
                        ------------    ------------    ------------    ------------
 Net increase
  (decrease) in net
  assets resulting
  from operations......  (11,740,623)     11,269,918      (3,058,305)      2,197,855
                        ------------    ------------    ------------    ------------

 DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment
    income (Class A)...   (8,053,946)     (9,771,036)     (4,950,089)     (3,932,700)
  Net investment
    income (Class B)*..   (1,193,570)     (1,366,990)             --        (363,833)
  Net investment
    income (Class C)...   (5,817,628)     (6,089,494)     (2,058,159)     (1,350,467)
  Net investment
    income (Class W)*..   (1,325,284)        (27,319)     (2,677,821)       (173,730)
  Net realized gain on
    securities
    (Class A)..........           --              --              --              --
  Net realized gain on
    securities
    (Class B)*.........           --              --              --              --
  Net realized gain on
    securities
    (Class C)..........           --              --              --              --
  Net realized gain on
    securities
    (Class W)*.........           --              --              --              --
                        ------------    ------------    ------------    ------------
 Total distributions
  to shareholders......  (16,390,428)    (17,254,839)     (9,686,069)     (5,820,730)
                        ------------    ------------    ------------    ------------
 NET INCREASE
  (DECREASE) IN NET
  ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS (NOTE 7)  (58,954,992)    (19,429,831)    104,299,983      75,727,824
                        ------------    ------------    ------------    ------------
 TOTAL INCREASE
  (DECREASE) IN NET
  ASSETS...............  (87,086,043)    (25,414,752)     91,555,609      72,104,949

 NET ASSETS:
 Beginning of period...  474,772,388     500,187,140     186,551,608     114,446,659
                        ------------    ------------    ------------    ------------
 End of period+........ $387,686,345    $474,772,388    $278,107,217    $186,551,608
                        ============    ============    ============    ============
 + Includes
  accumulated
  undistributed net
  investment income
  (loss)............... $ (1,543,031)   $  1,552,245    $    219,626    $    468,481
                        ============    ============    ============    ============

*  See Note 1

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS

                                                              U.S. GOVERNMENT SECURITIES FUND
                                                              -------------------------------
                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENTS                       DISTRIBUTIONS          NET                 NET
               ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET              ASSETS,
              VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,             END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL     PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2)   (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------   --------
                                                                          CLASS A
                                                                          -------
  03/31/12    $ 9.51     $0.17      $ 0.62      $ 0.79     $(0.22)     $(0.02)    $(0.24) $10.06    8.34%(4) $118,434
  03/31/13     10.06      0.14        0.05        0.19      (0.21)      (0.13)     (0.34)   9.91    1.84      121,807
  03/31/14      9.91      0.14       (0.45)      (0.31)     (0.17)         --      (0.17)   9.43   (3.11)     106,747
  03/31/15      9.43      0.12        0.34        0.46      (0.16)         --      (0.16)   9.73    4.94      187,417
  03/31/16      9.73      0.08       (0.05)       0.03      (0.17)         --      (0.17)   9.59    0.33      156,468
                                                                          CLASS C
                                                                          -------
  03/31/12    $ 9.50     $0.11      $ 0.61      $ 0.72     $(0.15)     $(0.02)    $(0.17) $10.05    7.64%(4) $ 14,673
  03/31/13     10.05      0.08        0.05        0.13      (0.14)      (0.13)     (0.27)   9.91    1.28       12,226
  03/31/14      9.91      0.08       (0.46)      (0.38)     (0.11)         --      (0.11)   9.42   (3.84)       7,295
  03/31/15      9.42      0.06        0.34        0.40      (0.10)         --      (0.10)   9.72    4.27       23,999
  03/31/16      9.72      0.01       (0.03)      (0.02)     (0.11)         --      (0.11)   9.59   (0.22)      31,665



                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
  EXPENSES      INCOME TO
 TO AVERAGE      AVERAGE    PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------


    0.99%         1.73%        152%
    0.99          1.40          89
    0.99          1.42         122
    0.99          1.24          57
    0.99          0.81          36


    1.64%         1.08%        152%
    1.64          0.76          89
    1.64          0.77         122
    1.64          0.61          57
    1.64          0.16          36

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/12 03/31/13 03/31/14 03/31/15 03/31/16
                                         -------- -------- -------- -------- --------
U.S. Government Securities Fund Class A.   0.39%    0.40%    0.40%    0.38%    0.37%
U.S. Government Securities Fund Class C.   0.46     0.45     0.57     0.50     0.39

(4)The Fund's performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                        STRATEGIC BOND FUND
                                                                        -------------------
                                           NET GAIN
                                           (LOSS) ON
                        NET               INVESTMENTS                       DISTRIBUTIONS          NET               NET
                       ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            ASSETS,
                      VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,           END OF
                     BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL   PERIOD
    PERIOD ENDED     OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENTS  BUTIONS PERIOD RETURN(2) (000'S)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- --------
                                                                              CLASS A
                                                                              -------
03/31/12               $3.46     $0.16      $ 0.02      $ 0.18     $(0.19)       $--      $(0.19) $3.45     5.30%  $299,325
03/31/13                3.45      0.13        0.16        0.29      (0.14)        --       (0.14)  3.60     8.64    336,759
03/31/14                3.60      0.14       (0.06)       0.08      (0.15)        --       (0.15)  3.53     2.34    255,821
03/31/15                3.53      0.13       (0.04)       0.09      (0.13)        --       (0.13)  3.49     2.70    235,093
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.32)   175,386
                                                                              CLASS B
                                                                              -------
03/31/12               $3.46     $0.14      $ 0.01      $ 0.15     $(0.16)       $--      $(0.16) $3.45     4.60%  $ 52,000
03/31/13                3.45      0.11        0.15        0.26      (0.12)        --       (0.12)  3.59     7.62     56,776
03/31/14                3.59      0.12       (0.05)       0.07      (0.13)        --       (0.13)  3.53     1.95     46,462
03/31/15                3.53      0.10       (0.03)       0.07      (0.11)        --       (0.11)  3.49     2.01     39,733
03/31/16                3.49      0.10       (0.20)      (0.10)     (0.12)        --       (0.12)  3.27    (2.97)    31,038
                                                                              CLASS C
                                                                              -------
03/31/12               $3.48     $0.14      $ 0.02      $ 0.16     $(0.17)       $--      $(0.17) $3.47     4.63%  $251,425
03/31/13                3.47      0.11        0.15        0.26      (0.12)        --       (0.12)  3.61     7.62    270,965
03/31/14                3.61      0.12       (0.06)       0.06      (0.13)        --       (0.13)  3.54     1.69    197,904
03/31/15                3.54      0.11       (0.04)       0.07      (0.11)        --       (0.11)  3.50     2.05    184,282
03/31/16                3.50      0.10       (0.19)      (0.09)     (0.12)        --       (0.12)  3.29    (2.63)   151,197
                                                                              CLASS W
                                                                              -------
01/29/15(4)-03/31/15   $3.48     $0.01      $ 0.02      $ 0.03     $(0.02)       $--      $(0.02) $3.49     0.99%  $ 15,664
03/31/16                3.49      0.12       (0.20)      (0.08)     (0.14)        --       (0.14)  3.27    (2.14)    30,065



                 RATIO
                 OF NET
 RATIO OF      INVESTMENT
 EXPENSES      INCOME TO
TO AVERAGE      AVERAGE       PORTFOLIO
NET ASSETS     NET ASSETS     TURNOVER
----------     ----------     ---------


   1.31%          4.72%          144%
   1.30           3.70           166
   1.31           4.01           158
   1.30           3.62           137
   1.34           3.54           108


   1.98%          4.07%          144%
   1.97           3.02           166
   1.97           3.35           158
   1.97           2.95           137
   2.01           2.87           108


   1.96%          4.09%          144%
   1.94           3.05           166
   1.96           3.37           158
   1.94           2.98           137
   1.98           2.90           108


   1.20%(3)(5)    2.73%(3)(5)    137%
   1.15           3.71           108

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                                       03/31/15
                                                       --------
              Strategic Bond Fund Class W.............   0.69%(5)

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                        FLEXIBLE CREDIT FUND
                                                                        --------------------
                                           NET GAIN
                                           (LOSS) ON
                        NET               INVESTMENTS                       DISTRIBUTIONS          NET
                       ASSET                 (BOTH               DIVIDENDS    FROM NET            ASSET            NET ASSETS,
                      VALUE,      NET      REALIZED   TOTAL FROM  FROM NET    REALIZED     TOTAL  VALUE,             END OF
                     BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT   GAINS ON    DISTRI- END OF   TOTAL     PERIOD
    PERIOD ENDED     OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME    INVESTMENT   BUTIONS PERIOD RETURN(2)   (000'S)
-------------------- --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -----------
                                                                              CLASS A
                                                                              -------
03/31/12               $3.50     $0.23      $(0.08)     $ 0.15     $(0.25)       $--      $(0.25) $3.40     4.52%   $ 81,477
03/31/13                3.40      0.20        0.18        0.38      (0.20)        --       (0.20)  3.58    11.42      74,175
03/31/14                3.58      0.19        0.00        0.19      (0.18)        --       (0.18)  3.59     5.60      70,713
03/31/15                3.59      0.15       (0.11)       0.04      (0.17)        --       (0.17)  3.46     1.06     127,508
03/31/16                3.46      0.13       (0.16)      (0.03)     (0.14)        --       (0.14)  3.29    (0.93)    125,775
                                                                              CLASS C
                                                                              -------
03/31/12               $3.53     $0.21      $(0.09)     $ 0.12     $(0.23)       $--      $(0.23) $3.42     3.56%   $ 36,723
03/31/13                3.42      0.18        0.18        0.36      (0.18)        --       (0.18)  3.60    10.67      33,918
03/31/14                3.60      0.17        0.00        0.17      (0.16)        --       (0.16)  3.61     4.92      30,595
03/31/15                3.61      0.13       (0.11)       0.02      (0.15)        --       (0.15)  3.48     0.43      45,411
03/31/16                3.48      0.11       (0.16)      (0.05)     (0.12)        --       (0.12)  3.31    (1.54)     61,891
                                                                              CLASS W
                                                                              -------
10/01/14(4)-03/31/15   $3.50     $0.06      $(0.01)     $ 0.05     $(0.08)       $--      $(0.08) $3.47     1.57%     13,632
03/31/16                3.47      0.13       (0.17)      (0.04)     (0.14)        --       (0.14)  3.29    (1.02)     90,441



                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
  EXPENSES      INCOME TO
 TO AVERAGE      AVERAGE    PORTFOLIO
NET ASSETS(3) NET ASSETS(3) TURNOVER
------------- ------------- ---------


    1.36%         6.72%        52%
    1.36          5.82         44
    1.36          5.41         49
    1.41          4.50         74
    1.45          3.92         52


    2.01%         6.11%        52%
    2.01          5.18         44
    2.01          4.76         49
    2.06          3.88         74
    2.10          3.27         52


    1.25%(5)      4.25%(5)     74%
    1.25          4.11         52

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements.
(3)Net of the following expense reimbursements, if applicable (based on average net assets):

                                         03/31/12 03/31/13 03/31/14 03/31/15  03/31/16
                                         -------- -------- -------- --------  --------
Flexible Credit Fund Class A............   0.18%    0.16%    0.17%    0.19%     0.03%
Flexible Credit Fund Class C............   0.19     0.16     0.18     0.20      0.02
Flexible Credit Fund Class W............     --       --       --     1.12(5)   0.04

(4)Inception date of class.
(5)Annualized.

See Notes to Financial Statements

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO PROFILE -- MARCH 31, 2016 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                     Government National Mtg. Assoc.. 42.0%
                     United States Treasury Notes.... 17.2
                     Repurchase Agreements........... 13.5
                     United States Treasury Bonds....  9.2
                     Federal National Mtg. Assoc.....  8.4
                     Federal Home Loan Mtg. Corp.....  4.1
                     Federal Farm Credit Bank........  2.7
                     Federal Home Loan Bank..........  2.7
                     Small Business Administration...  0.1
                                                      ----
                                                      99.9%
                                                      ====

CREDIT QUALITY+#

                               Aaa........  99.9%
                               Not Rated@.   0.1
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016



                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
       U.S. GOVERNMENT AGENCIES -- 60.0%
       FEDERAL FARM CREDIT BANK -- 2.7%
          2.63% due 02/24/2025.................. $ 5,150,000 $ 5,150,098
                                                             -----------
       FEDERAL HOME LOAN BANK -- 2.7%
          1.69% due 02/26/2021..................   4,000,000   3,999,340
          2.14% due 12/05/2022..................   1,000,000     996,633
                                                             -----------
                                                               4,995,973
                                                             -----------
       FEDERAL HOME LOAN MTG. CORP. -- 4.1%
         Federal Home Loan Mtg. Corp.
          3.50% due 08/01/2030..................   4,619,337   4,884,639
         Federal Home Loan Mtg. Corp. REMIC
          Series 3747, Class WA
          3.50% due 10/15/2030(1)...............   2,664,142   2,822,151
                                                             -----------
                                                               7,706,790
                                                             -----------
       FEDERAL NATIONAL MTG. ASSOC. -- 8.4%
          1.25% due 09/28/2016..................  10,000,000  10,035,640
          2.25% due 10/17/2022..................   1,000,000   1,000,038
          2.50% due 11/01/2027..................   4,643,545   4,789,412
                                                             -----------
                                                              15,825,090
                                                             -----------
       GOVERNMENT NATIONAL MTG. ASSOC. -- 42.0%
          2.50% due 08/20/2030..................   2,714,204   2,748,785
          3.50% due 11/15/2041..................     676,929     714,873
          3.50% due 03/15/2042..................     490,116     517,587
          3.50% due 06/15/2042..................   3,073,104   3,243,915
          3.50% due 07/15/2042..................     985,161   1,039,919
          3.50% due 02/20/2045..................   1,608,672   1,702,286
          4.00% due 03/15/2039..................     289,694     309,836
          4.00% due 04/15/2039..................     159,218     170,279
          4.00% due 06/15/2039..................     708,931     758,076
          4.00% due 12/15/2039..................     353,251     377,837
          4.00% due 08/15/2040..................     347,412     372,587
          4.00% due 09/15/2040..................     611,865     655,575
          4.00% due 11/15/2040..................     521,557     557,795
          4.00% due 12/15/2040..................     890,425     955,771
          4.00% due 02/15/2041..................     470,606     504,461
          4.00% due 03/15/2041..................     286,809     307,387
          4.00% due 07/15/2041..................     558,549     598,503
          4.00% due 08/15/2041..................   1,154,592   1,237,582
          4.00% due 09/15/2041..................   2,232,887   2,392,952
          4.00% due 10/15/2041..................     972,484   1,042,414
          4.00% due 11/15/2041..................   3,093,572   3,314,160
          4.00% due 12/15/2041..................   1,275,371   1,368,254
          4.00% due 01/15/2042..................   2,434,201   2,611,268
          4.00% due 02/15/2042..................   1,455,880   1,561,214
          4.00% due 03/15/2042..................     344,422     368,826
          4.00% due 06/15/2042..................     616,518     660,061
          4.50% due 05/15/2018..................     115,625     118,713
          4.50% due 08/15/2018..................     120,932     124,226
          4.50% due 09/15/2018..................     393,634     405,114
          4.50% due 10/15/2018..................     521,162     535,903
          4.50% due 09/15/2033..................     505,851     552,194
          4.50% due 03/15/2039..................     153,175     166,589
          4.50% due 04/15/2039..................     134,190     145,936
          4.50% due 05/15/2039..................     609,619     664,665
          4.50% due 06/15/2039..................   2,071,715   2,259,876


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 3)
       GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
          4.50% due 07/15/2039..................... $1,025,606 $1,118,164
          4.50% due 09/15/2039.....................    300,233    327,159
          4.50% due 10/15/2039.....................    276,695    301,098
          4.50% due 11/15/2039.....................    277,427    302,456
          4.50% due 12/15/2039.....................    813,116    886,416
          4.50% due 01/15/2040.....................    383,463    418,497
          4.50% due 02/15/2040.....................  1,679,750  1,831,111
          4.50% due 03/15/2040.....................    898,476    979,186
          4.50% due 04/15/2040.....................    979,714  1,068,164
          4.50% due 05/15/2040.....................    371,800    406,133
          4.50% due 06/15/2040.....................    455,180    495,852
          4.50% due 07/15/2040.....................    740,669    807,903
          4.50% due 08/15/2040.....................    195,646    213,193
          4.50% due 09/15/2040.....................    181,225    198,428
          4.50% due 11/15/2040.....................    263,562    287,545
          4.50% due 01/15/2041.....................    299,451    326,741
          4.50% due 02/15/2041.....................    268,156    291,627
          4.50% due 03/15/2041.....................  2,001,637  2,183,514
          4.50% due 04/15/2041.....................  1,081,109  1,178,520
          4.50% due 05/15/2041.....................    371,236    404,549
          4.50% due 06/15/2041.....................    735,314    799,675
          4.50% due 07/15/2041.....................    166,408    180,973
          4.50% due 08/15/2041.....................    732,768    798,632
          4.50% due 04/20/2044.....................  1,138,658  1,223,303
          5.00% due 04/15/2018.....................    467,821    485,054
          5.00% due 05/15/2018.....................     98,194    101,048
          5.00% due 08/15/2033.....................    537,255    598,038
          5.00% due 10/15/2033.....................    887,424    983,533
          5.00% due 05/15/2035.....................    192,167    211,941
          5.00% due 08/15/2035.....................    501,614    562,748
          5.00% due 03/15/2036.....................    247,479    276,231
          5.00% due 05/15/2036.....................    123,161    138,073
          5.00% due 09/15/2036.....................    281,371    313,905
          5.00% due 10/15/2036.....................    116,692    128,700
          5.00% due 01/15/2037.....................    362,524    399,828
          5.00% due 02/15/2037.....................    552,987    617,026
          5.00% due 03/15/2037.....................    114,033    127,852
          5.00% due 04/15/2037.....................    748,560    827,382
          5.00% due 04/15/2038.....................    601,950    668,181
          5.00% due 05/15/2038.....................    335,048    371,387
          5.00% due 08/15/2038.....................    807,003    895,959
          5.00% due 01/15/2039.....................    290,004    322,819
          5.00% due 02/15/2039.....................    163,142    181,467
          5.00% due 03/15/2039.....................    233,717    260,542
          5.00% due 04/15/2039.....................    222,817    247,380
          5.00% due 07/20/2039.....................  1,583,140  1,756,119
          5.00% due 08/15/2039.....................    446,569    495,013
          5.00% due 10/15/2039.....................  1,117,389  1,245,338
          5.00% due 11/15/2039.....................    869,963    968,453
          5.00% due 12/15/2039.....................    753,349    837,976
          5.00% due 04/15/2040.....................    768,428    850,419
          5.00% due 05/15/2040.....................  1,554,295  1,722,513
          5.00% due 07/20/2045.....................    829,332    916,216
          5.50% due 06/15/2033.....................    993,812  1,139,346
          5.50% due 07/15/2033.....................    151,706    170,516
          5.50% due 10/15/2033.....................    229,830    263,644
          5.50% due 01/15/2034.....................    715,736    816,296

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)



                                                  PRINCIPAL     VALUE
                SECURITY DESCRIPTION               AMOUNT      (NOTE 3)
       U.S. GOVERNMENT AGENCIES (CONTINUED)
       GOVERNMENT NATIONAL MTG. ASSOC. (CONTINUED)
          5.50% due 02/15/2034.................. $   330,746 $    378,909
          5.50% due 04/20/2035..................     634,389      717,929
          5.50% due 09/15/2035..................     536,625      621,154
          5.50% due 10/15/2035..................     445,291      503,206
          5.50% due 02/15/2038..................     212,299      238,610
          5.50% due 04/15/2038..................     125,736      140,729
          5.50% due 05/15/2038..................     138,573      155,417
          5.50% due 09/15/2039..................     104,091      116,796
          5.50% due 03/15/2040..................     198,204      223,513
          5.50% due 08/15/2040..................     143,381      160,478
          6.00% due 04/15/2028..................     213,663      245,227
          6.00% due 08/15/2033..................     342,122      395,083
          6.00% due 12/15/2033..................     154,343      178,367
          6.00% due 07/15/2034..................     118,115      133,291
          6.00% due 12/15/2034..................     112,921      127,430
          6.00% due 09/20/2038..................   1,595,772    1,809,143
          6.50% due 10/15/2031..................     121,542      141,821
         Government National Mtg. Assoc. REMIC
          Series 2010-104, Class NG
          3.00% due 07/20/2038(1)...............     820,058      834,374
                                                             ------------
                                                               79,116,678
                                                             ------------
       SMALL BUSINESS ADMINISTRATION -- 0.1%
          6.30% due 06/01/2018..................     109,095      114,844
                                                             ------------
       TOTAL U.S. GOVERNMENT AGENCIES
          (cost $110,037,546)...................              112,909,473
                                                             ------------
       U.S. GOVERNMENT TREASURIES -- 26.4%
       UNITED STATES TREASURY BONDS -- 9.2%
          2.50% due 02/15/2045..................   1,000,000      975,078
          4.25% due 11/15/2040..................   8,000,000   10,589,376
          4.75% due 02/15/2041..................   4,000,000    5,681,564
                                                             ------------
                                                               17,246,018
                                                             ------------
       UNITED STATES TREASURY NOTES -- 17.2%
          0.88% due 11/15/2017..................   2,000,000    2,005,000
          1.50% due 07/31/2016..................  16,000,000   16,059,984
          2.00% due 02/15/2022..................   5,000,000    5,170,900
          2.00% due 02/15/2025..................   5,000,000    5,106,835
          2.00% due 08/15/2025..................   3,000,000    3,057,657
          3.13% due 05/15/2019..................   1,000,000    1,068,867
                                                             ------------
                                                               32,469,243
                                                             ------------
       TOTAL U.S. GOVERNMENT TREASURIES
          (cost $44,731,725)....................               49,715,261
                                                             ------------
       TOTAL LONG-TERM INVESTMENT SECURITIES
          (cost $154,769,271)...................              162,624,734
                                                             ------------


                                                 PRINCIPAL      VALUE
               SECURITY DESCRIPTION               AMOUNT       (NOTE 3)
      REPURCHASE AGREEMENTS -- 13.5%
        State Street Bank and Trust Co. Joint
         Repurchase Agreement(2)
         (cost $25,300,000).................... $25,300,000  $ 25,300,000
                                                             ------------
      TOTAL INVESTMENTS
         (cost $180,069,271)(3)................        99.9%  187,924,734
      Other assets less liabilities............         0.1       208,391
                                                -----------  ------------
      NET ASSETS                                      100.0% $188,133,125
                                                ===========  ============

--------
(1)  Collateralized Mortgage Obligation
(2)  See Note 3 for details of Joint Repurchase Agreements.
(3)  See Note 6 for cost of investments on a tax basis.
REMIC --Real Estate Mortgage Investment Conduit

        SUNAMERICA U.S. GOVERNMENT SECURITIES FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2016 (see Note 3):

                            LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                           --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
U.S. Government Agencies...          $--            $112,909,473             $--           $112,909,473
U.S. Government Treasuries.           --              49,715,261              --             49,715,261
Repurchase Agreements......           --              25,300,000              --             25,300,000
                                     ---            ------------             ---           ------------
TOTAL INVESTMENTS AT VALUE.          $--            $187,924,734             $--           $187,924,734
                                     ===            ============             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- MARCH 31, 2016 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                  Sovereign.............................. 8.2%
                  Diversified Banking Institutions....... 6.9
                  Federal National Mtg. Assoc............ 6.2
                  Time Deposits.......................... 5.1
                  Banks-Commercial....................... 5.0
                  United States Treasury Notes........... 3.5
                  Electric-Integrated.................... 2.8
                  Telephone-Integrated................... 2.8
                  Federal Home Loan Mtg. Corp............ 2.6
                  Oil Companies-Exploration & Production. 2.6
                  Repurchase Agreements.................. 2.0
                  Cable/Satellite TV..................... 1.7
                  Pipelines.............................. 1.6
                  Oil Companies-Integrated............... 1.6
                  Medical-Hospitals...................... 1.4
                  Auto-Cars/Light Trucks................. 1.4
                  Cellular Telecom....................... 1.1
                  Medical-Drugs.......................... 1.1
                  Paper & Related Products............... 1.0
                  Real Estate Investment Trusts.......... 1.0
                  Diversified Financial Services......... 0.9
                  Casino Hotels.......................... 0.9
                  Diversified Manufacturing Operations... 0.9
                  Airlines............................... 0.8
                  Retail-Restaurants..................... 0.8
                  Food-Retail............................ 0.8
                  Insurance-Multi-line................... 0.7
                  Savings & Loans/Thrifts................ 0.7
                  Finance-Auto Loans..................... 0.7
                  Brewery................................ 0.7
                  Investment Management/Advisor Services. 0.7
                  Electric-Distribution.................. 0.7
                  Banks-Money Center..................... 0.6
                  Finance-Consumer Loans................. 0.6
                  Chemicals-Diversified.................. 0.6
                  Medical-HMO............................ 0.6
                  Aerospace/Defense...................... 0.6
                  Cruise Lines........................... 0.6
                  Independent Power Producers............ 0.6
                  Gambling (Non-Hotel)................... 0.6
                  Insurance-Mutual....................... 0.6
                  Electronic Components-Semiconductors... 0.6
                  Steel-Producers........................ 0.5
                  Finance-Other Services................. 0.5
                  Food-Dairy Products.................... 0.5
                  Banks-Super Regional................... 0.5
                  Finance-Leasing Companies.............. 0.5
                  Electric-Generation.................... 0.5
                  Wire & Cable Products.................. 0.5
                  Publishing-Periodicals................. 0.5
                  Containers-Metal/Glass................. 0.5
                  Insurance-Life/Health.................. 0.5
                  Computers.............................. 0.5
                  Containers-Paper/Plastic............... 0.5
                  Printing-Commercial.................... 0.5
                  Aerospace/Defense-Equipment............ 0.5
                  Municipal Bonds & Notes................ 0.5
                  Diversified Minerals................... 0.4
                  Auto/Truck Parts & Equipment-Original.. 0.4
                  Satellite Telecom...................... 0.4
                  Computer Services...................... 0.4

                   Oil Refining & Marketing............. 0.4%
                   Machinery-Farming.................... 0.4
                   Auto-Heavy Duty Trucks............... 0.4
                   Real Estate Operations & Development. 0.4
                   Commercial Services-Finance.......... 0.4
                   Medical Labs & Testing Services...... 0.4
                   Food-Meat Products................... 0.3
                   Broadcast Services/Program........... 0.3
                   Publishing-Newspapers................ 0.3
                   Theaters............................. 0.3
                   Building-Residential/Commercial...... 0.3
                   Banks-Fiduciary...................... 0.3
                   Networking Products.................. 0.3
                   Airport Development/Maintenance...... 0.3
                   Alternative Waste Technology......... 0.3
                   SupraNational Banks.................. 0.3
                   Rental Auto/Equipment................ 0.3
                   Finance-Credit Card.................. 0.3
                   Food-Misc./Diversified............... 0.2
                   Chemicals-Specialty.................. 0.2
                   Chemicals-Plastics................... 0.2
                   Retail-Discount...................... 0.2
                   Retail-Drug Store.................... 0.2
                   Industrial Gases..................... 0.2
                   Finance-Commercial................... 0.2
                   Finance-Mortgage Loan/Banker......... 0.2
                   United States Treasury Bonds......... 0.2
                   Travel Services...................... 0.2
                   Security Services.................... 0.2
                   Medical-Generic Drugs................ 0.2
                   Batteries/Battery Systems............ 0.2
                   Hotels/Motels........................ 0.2
                   Multimedia........................... 0.2
                   Disposable Medical Products.......... 0.2
                   Real Estate Management/Services...... 0.2
                   Beverages-Non-alcoholic.............. 0.2
                   Government National Mtg. Assoc....... 0.2
                   Internet Content-Entertainment....... 0.2
                   Internet Connectivity Services....... 0.2
                   Rubber/Plastic Products.............. 0.2
                   Retail-Computer Equipment............ 0.2
                   Distribution/Wholesale............... 0.2
                   Coatings/Paint....................... 0.2
                   Financial Guarantee Insurance........ 0.2
                   Human Resources...................... 0.2
                   Gas-Distribution..................... 0.2
                   Firearms & Ammunition................ 0.2
                   Marine Services...................... 0.2
                   Tools-Hand Held...................... 0.2
                   Television........................... 0.2
                   Energy-Alternate Sources............. 0.2
                   Coal................................. 0.2
                   Retail-Pawn Shops.................... 0.2
                   Petrochemicals....................... 0.2
                   Food-Wholesale/Distribution.......... 0.2
                   Medical-Biomedical/Gene.............. 0.2
                   Transport-Rail....................... 0.2
                   Machinery-General Industrial......... 0.1
                   Telecom Services..................... 0.1
                   Retail-Major Department Stores....... 0.1
                   Retail-Appliances.................... 0.1

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO PROFILE -- MARCH 31, 2016 -- (UNAUDITED) (CONTINUED)

INDUSTRY ALLOCATION* (CONTINUED)

              Consumer Products-Misc.......................   0.1%
              E-Commerce/Services..........................   0.1
              Advertising Agencies.........................   0.1
              Building & Construction Products-Misc........   0.1
              Steel Pipe & Tube............................   0.1
              Cosmetics & Toiletries.......................   0.1
              Insurance-Reinsurance........................   0.1
              Beverages-Wine/Spirits.......................   0.1
              Computer Software............................   0.1
              Gold Mining..................................   0.1
              Computers-Integrated Systems.................   0.1
              Schools......................................   0.1
              Building Products-Wood.......................   0.1
              Educational Software.........................   0.1
              Oil-Field Services...........................   0.1
              Metal-Aluminum...............................   0.1
              Transport-Services...........................   0.1
              Diagnostic Equipment.........................   0.1
              Publishing-Books.............................   0.1
              Agricultural Chemicals.......................   0.1
              Building Products-Cement.....................   0.1
              Medical Products.............................   0.1
              Sugar........................................   0.1
              Metal-Copper.................................   0.1
              Building & Construction-Misc.................   0.1
              Tennessee Valley Authority...................   0.1
              Electronic Components-Misc...................   0.1
              Retail-Building Products.....................   0.1
              Oil & Gas Drilling...........................   0.1
              Hazardous Waste Disposal.....................   0.1
              Gas-Transportation...........................   0.1
              Electric-Transmission........................   0.1
              Applications Software........................   0.1
              Machinery-Construction & Mining..............   0.1
              Metal-Diversified............................   0.1
              Home Decoration Products.....................   0.1
              Transport-Marine.............................   0.1
              Finance-Investment Banker/Broker.............   0.1
              E-Commerce/Products..........................   0.1
              Pharmacy Services............................   0.1
              Power Converter/Supply Equipment.............   0.1
              Building Societies...........................   0.1
              Engineering/R&D Services.....................   0.1
              Enterprise Software/Service..................   0.1
              Warehousing & Harbor Transportation Services.   0.1
              Diversified Operations.......................   0.1
              Metal-Iron...................................   0.1
              Telecommunication Equipment..................   0.1
                                                            -----
                                                            103.0%
                                                            =====

CREDIT QUALITY+#

                               Aaa........  15.4%
                               Aa.........   4.4
                               A..........  14.9
                               Baa........  19.9
                               Ba.........  14.2
                               B..........  17.5
                               Caa........   8.4
                               Ca.........   0.1
                               Not Rated@.   5.2
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016

                                                        PRINCIPAL   VALUE
                   SECURITY DESCRIPTION                 AMOUNT**   (NOTE 3)
     ASSET BACKED SECURITIES -- 0.6%
     DIVERSIFIED FINANCIAL SERVICES -- 0.6%
       Applebee's Funding LLC/IHOP Funding LLC
        Series 2014-1, Class A2
        4.28% due 09/05/2044*.......................... $   28,000 $ 27,890
       Asset Backed Securities Corp. Home Equity Loan
        Trust FRS
        Series 2004-HE7, Class M2
        2.01% due 10/25/2034...........................     92,349   85,658
       Avis Budget Rental Car Funding AESOP LLC
        Series 2014-1A, Class A
        2.46% due 07/20/2020*..........................     67,000   67,001
       B2R Mtg. Trust
        Series 2015-1, Class A1
        2.52% due 05/15/2048*..........................     97,062   94,268
       BA Credit Card Trust
        Series 2015-A2,Class A
        1.36% due 09/15/2020...........................     78,000   78,265
       Chase Issuance Trust FRS
        Series 2014-A5, Class A5
        0.81% due 04/15/2021...........................    376,000  375,648
       COMM Mtg. Trust
        Series 2015-CR24, Class A2
        3.02% due 08/10/2055(1)........................     65,325   68,416
       Commercial Mtg. Trust VRS
        Series 2016-787S, Class A VRS
        3.55% due 02/10/2036*(1).......................    329,000  345,718
       Commercial Mtg. Trust VRS
        Series 2016-787S, Class B
        3.96% due 02/10/2036*(1).......................    132,000  136,006
       Core Industrial Trust
        Series 2015-CALW, Class A
        3.04% due 02/10/2034*(1).......................     71,000   72,893
       Countrywide Home Loan Mtg. Pass Through Trust
        Series 2005-6, Class 1A11
        5.25% due 02/25/2026(2)........................     52,168   52,319
       CSAIL Commercial Mtg. Trust
        Series 2015-C1, Class A2
        2.97% due 04/15/2050(1)........................     39,000   40,513
       DB Master Finance LLC
        Series 2015-1A, Class A2II
        3.98% due 02/20/2045*..........................    105,930  103,599
       Dell Equipment Finance Trust
        Series 2015-1,Class A3
        1.30% due 03/23/2020*..........................    100,000   99,655
       Discover Card Execution Note Trust
        Series 2015-A4, Class A4
        2.19% due 04/17/2023...........................    117,000  118,873
       First Franklin Mtg. Loan Trust FRS
        Series 2006-FF15, Class A5
        0.59% due 11/25/2036...........................     97,547   85,107
       Ford Credit Auto Owner Trust
        Series 2014-C,Class B
        1.97% due 04/15/2020...........................     76,000   76,830
       Ford Credit Auto Owner Trust
        Series 2015-2, Class A
        2.44% due 01/15/2027*..........................     50,000   50,507

                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 3)
       DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
         GS Mtg. Securities Corp.
          Series GC30, Class A2
          2.73% due 05/10/2050(1).................. $   73,125 $   75,463
         GS Mtg. Securities Trust
          Series 2015-GC28, Class A2
          2.90% due 02/10/2048(1)..................    102,000    105,208
         NRP Mtg. Trust VRS
          Series 2013-1, Class A1
          3.25% due 07/25/2043*(2).................    139,212    138,899
         Santander Drive Auto Receivables Trust
          Series 2014-5, Class C
          2.46% due 06/15/2020.....................     26,000     26,159
         Sierra Timeshare Receivables Funding LLC
          Series 2014-2A, Class A
          2.05% due 06/20/2031*....................     40,206     40,016
         Wendys Funding LLC
          Series 2015-1A, Class A2I
          3.37% due 06/15/2045*....................     78,605     77,163
         Wendys Funding LLC
          Series 2015-1A, Class A23
          4.50% due 06/15/2045*....................     43,780     42,528
                                                               ----------
       TOTAL ASSET BACKED SECURITIES
          (cost $2,477,376)........................             2,484,602
                                                               ----------
       U.S. CORPORATE BONDS & NOTES -- 47.1%
       ADVERTISING AGENCIES -- 0.1%
         Interpublic Group of Cos., Inc.
          Senior Notes
          4.20% due 04/15/2024.....................    248,000    255,609
         Omnicom Group, Inc.
          Company Guar. Notes
          3.60% due 04/15/2026.....................    275,000    281,698
                                                               ----------
                                                                  537,307
                                                               ----------
       AEROSPACE/DEFENSE -- 0.4%
         BAE Systems Holdings, Inc.
          Company Guar. Notes
          3.80% due 10/07/2024*....................    399,000    409,119
         BAE Systems Holdings, Inc.
          Company Guar. Notes
          4.75% due 10/07/2044*....................    195,000    203,453
         Boeing Co.
          Senior Notes
          0.95% due 05/15/2018.....................    490,000    488,268
         Boeing Co.
          Senior Notes
          2.20% due 10/30/2022.....................    271,000    269,400
         Lockheed Martin Corp.
          Senior Notes
          4.70% due 05/15/2046.....................    124,000    138,648
                                                               ----------
                                                                1,508,888
                                                               ----------
       AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
         Harris Corp.
          Senior Notes
          4.85% due 04/27/2035.....................    345,000    358,596

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                  PRINCIPAL     VALUE
                 SECURITY DESCRIPTION             AMOUNT**     (NOTE 3)
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        AEROSPACE/DEFENSE-EQUIPMENT (CONTINUED)
          Harris Corp.
           Senior Notes
           5.05% due 04/27/2045.................   $  327,000 $  348,408
          Moog, Inc.
           Company Guar. Notes
           5.25% due 12/01/2022*................      578,000    578,723
          Triumph Group, Inc.
           Company Guar. Notes
           5.25% due 06/01/2022.................      478,000    430,200
          United Technologies Corp.
           Senior Notes
           1.88% due 02/22/2026................. EUR  115,000    135,595
                                                              ----------
                                                               1,851,522
                                                              ----------
        AIRLINES -- 0.6%
          Allegiant Travel Co.
           Company Guar. Notes
           5.50% due 07/15/2019.................      882,000    906,255
          Atlas Air, Inc.
           Pass-Through Certs.
           Series 1999-1, Class B
           7.63% due 01/02/2018(3)..............       29,568     29,674
          Atlas Air, Inc.
           Pass-Through Certs.
           Series 2000-1, Class B
           9.06% due 01/02/2018(3)..............      232,838    238,193
          United Airlines Pass-Through Trust
           Pass-Through Certs
           Series 2014-2, Class B
           4.63% due 03/03/2024.................      713,210    706,078
          United Airlines Pass-Through Trust
           Pass-Through Certs
           Series 2013-1, Class B
           5.38% due 02/15/2023.................      474,952    486,826
                                                              ----------
                                                               2,367,026
                                                              ----------
        ALTERNATIVE WASTE TECHNOLOGY -- 0.3%
          Advanced Disposal Services, Inc.
           Company Guar. Notes
           8.25% due 10/01/2020.................      997,000  1,016,840
                                                              ----------
        APPLICATIONS SOFTWARE -- 0.1%
          Microsoft Corp.
           Senior Notes
           1.30% due 11/03/2018.................      293,000    295,849
                                                              ----------
        AUTO-CARS/LIGHT TRUCKS -- 0.7%
          American Honda Finance Corp.
           Senior Notes
           1.20% due 07/14/2017.................      619,000    620,087
          American Honda Finance Corp.
           Senior Notes
           2.63% due 10/14/2022................. GBP  160,000    236,798
          Daimler Finance North America LLC
           Company Guar. Notes
           2.45% due 05/18/2020*................      577,000    583,097
          Ford Motor Credit Co. LLC
           Senior Notes
           1.50% due 01/17/2017.................      360,000    359,548

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 3)
      AUTO-CARS/LIGHT TRUCKS (CONTINUED)
        Hyundai Capital America
         Senior Notes
         2.40% due 10/30/2018*...................... $  704,000 $  708,697
        Toyota Motor Credit Corp.
         Senior Notes
         2.00% due 10/24/2018.......................    229,000    233,132
                                                                ----------
                                                                 2,741,359
                                                                ----------
      AUTO-HEAVY DUTY TRUCKS -- 0.4%
        JB Poindexter & Co., Inc.
         Senior Notes
         9.00% due 04/01/2022*......................  1,325,000  1,387,937
        PACCAR Financial Corp.
         Senior Notes
         1.65% due 02/25/2019.......................     96,000     96,363
                                                                ----------
                                                                 1,484,300
                                                                ----------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.3%
        Affinia Group, Inc.
         Company Guar. Notes
         7.75% due 05/01/2021.......................    625,000    643,750
        TI Group Automotive Systems, LLC
         Senior Notes
         8.75% due 07/15/2023*......................    500,000    480,000
                                                                ----------
                                                                 1,123,750
                                                                ----------
      BANKS-COMMERCIAL -- 1.1%
        BankUnited, Inc.
         Senior Notes
         4.88% due 11/17/2025.......................    682,000    684,051
        Fifth Third Bank
         Senior Notes
         2.30% due 03/15/2019.......................    204,000    205,841
        Fifth Third Bank
         Notes
         3.85% due 03/15/2026.......................    200,000    204,880
        First Horizon National Corp.
         Senior Notes
         3.50% due 12/15/2020.......................    857,000    856,392
        First Tennessee Bank NA
         Senior Notes
         2.95% due 12/01/2019.......................    445,000    446,047
        KeyBank NA
         Senior Notes
         2.35% due 03/08/2019.......................    267,000    269,419
        Regions Financial Corp.
         Senior Notes
         3.20% due 02/08/2021.......................    318,000    320,645
        Regions Financial Corp.
         Sub. Notes
         7.38% due 12/10/2037.......................    610,000    785,075
        Woori Bank
         Sub. Notes
         4.75% due 04/30/2024.......................    350,000    367,829
                                                                ----------
                                                                 4,140,179
                                                                ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                   PRINCIPAL     VALUE
                 SECURITY DESCRIPTION              AMOUNT**     (NOTE 3)
       U.S. CORPORATE BONDS & NOTES (CONTINUED)
       BANKS-FIDUCIARY -- 0.2%
         Citizens Financial Group, Inc.
          Sub. Notes
          4.15% due 09/28/2022*..................   $  775,000 $  803,815
                                                               ----------
       BANKS-SUPER REGIONAL -- 0.3%
         SunTrust Banks, Inc.
          Senior Notes
          2.90% due 03/03/2021...................      219,000    222,199
         Wells Fargo & Co
          Senior Notes
          1.50% due 09/12/2022................... EUR  400,000    471,873
         Wells Fargo & Co.
          Sub. Notes
          4.30% due 07/22/2027...................      533,000    565,537
         Wells Fargo & Co.
          Sub. Notes
          4.90% due 11/17/2045...................       65,000     69,767
                                                               ----------
                                                                1,329,376
                                                               ----------
       BATTERIES/BATTERY SYSTEMS -- 0.2%
         EnerSys
          Company Guar. Notes
          5.00% due 04/30/2023*..................      876,000    845,340
                                                               ----------
       BREWERY -- 0.6%
         Anheuser-Busch InBev Finance, Inc.
          Company Guar. Notes
          1.90% due 02/01/2019...................      219,000    222,127
         Anheuser-Busch InBev Finance, Inc.
          Company Guar. Notes
          2.65% due 02/01/2021...................      410,000    421,311
         Anheuser-Busch InBev Finance, Inc.
          Company Guar. Notes
          3.30% due 02/01/2023...................      180,000    187,132
         Anheuser-Busch InBev Finance, Inc.
          Company Guar. Notes
          3.65% due 02/01/2026...................      254,000    267,110
         Anheuser-Busch InBev Finance, Inc.
          Company Guar. Notes
          4.70% due 02/01/2036...................      750,000    810,528
         Anheuser-Busch InBev Finance, Inc.
          Company Guar. Notes
          4.90% due 02/01/2046...................      450,000    502,903
                                                               ----------
                                                                2,411,111
                                                               ----------
       BROADCAST SERVICES/PROGRAM -- 0.3%
         Clear Channel Worldwide Holdings, Inc.
          Company Guar. Notes
          6.50% due 11/15/2022...................      830,000    790,575
         Univision Communications, Inc.
          Company Guar. Notes
          8.50% due 05/15/2021*..................      510,000    520,200
                                                               ----------
                                                                1,310,775
                                                               ----------
       BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.1%
         Standard Industries, Inc.
          Senior Notes
          6.00% due 10/15/2025*..................      507,000    536,152
                                                               ----------

                                                     PRINCIPAL     VALUE
                SECURITY DESCRIPTION                 AMOUNT**     (NOTE 3)
    BUILDING & CONSTRUCTION-MISC. -- 0.1%
      Weekley Homes LLC/Weekley Finance Corp.
       Senior Notes
       6.00% due 02/01/2023........................   $  384,000 $  352,320
                                                                 ----------
    BUILDING PRODUCTS-WOOD -- 0.1%
      Masco Corp.
       Senior Notes
       4.45% due 04/01/2025........................      468,000    485,456
                                                                 ----------
    CABLE/SATELLITE TV -- 1.1%
      Altice US Finance I Corp
       Senior Sec. Notes
       5.38% due 07/15/2023*.......................      300,000    308,062
      Cable One, Inc.
       Company Guar. Notes
       5.75% due 06/15/2022*.......................      988,000  1,002,820
      CCO Holdings LLC/CCO Holdings Capital Corp.
       Company Guar. Notes
       5.88% due 04/01/2024*.......................      730,000    764,675
      CCO Safari II LLC
       Senior Sec. Notes
       3.58% due 07/23/2020*.......................      412,000    420,997
      CCO Safari II LLC
       Senior Sec. Notes
       6.38% due 10/23/2035*.......................      187,000    206,440
      CCOH Safari LLC
       Senior Notes
       5.75% due 02/15/2026*.......................      585,000    605,475
      Comcast Corp.
       Company Guar. Notes
       5.50% due 11/23/2029........................ GBP  185,000    337,894
      DISH DBS Corp.
       Company Guar. Notes
       5.00% due 03/15/2023........................      674,000    594,805
                                                                 ----------
                                                                  4,241,168
                                                                 ----------
    CASINO HOTELS -- 0.8%
      Caesars Entertainment Resort Properties LLC
       Senior Sec. Notes
       8.00% due 10/01/2020........................      618,000    605,022
      Caesars Entertainment Resort Properties LLC
       Sec. Notes
       11.00% due 10/01/2021.......................      779,000    664,097
      Downstream Development Authority of the
       Quapaw Tribe of Oklahoma
       Senior Sec. Notes
       10.50% due 07/01/2019*......................      730,000    693,500
      Golden Nugget Escrow, Inc.
       Senior Notes
       8.50% due 12/01/2021*.......................      482,000    484,410
      Seminole Hard Rock Entertainment, Inc./
       Seminole Hard Rock International LLC
       Company Guar. Notes
       5.88% due 05/15/2021*.......................      575,000    576,438
                                                                 ----------
                                                                  3,023,467
                                                                 ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT**    (NOTE 3)
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      CELLULAR TELECOM -- 0.8%
        Sprint Corp.
         Company Guar. Notes
         7.25% due 09/15/2021...................... $3,732,000 $2,850,315
        T-Mobile USA, Inc.
         Company Guar. Notes
         6.50% due 01/15/2024......................    350,000    364,000
                                                               ----------
                                                                3,214,315
                                                               ----------
      CHEMICALS-DIVERSIFIED -- 0.3%
        Eco Services Operations LLC/Eco
         Finance Corp.
         Senior Notes
         8.50% due 11/01/2022*.....................    857,000    788,440
        Solvay Finance America LLC
         Company Guar. Notes
         4.45% due 12/03/2025*.....................    440,000    449,444
                                                               ----------
                                                                1,237,884
                                                               ----------
      CHEMICALS-PLASTICS -- 0.1%
        A. Schulman, Inc.
         Company Guar. Notes
         6.88% due 06/01/2023*.....................    573,000    564,405
                                                               ----------
      CHEMICALS-SPECIALTY -- 0.2%
        Lubrizol Corp.
         Company Guar. Notes
         6.50% due 10/01/2034......................    248,000    324,124
        Tronox Finance LLC
         Company Guar. Notes
         7.50% due 03/15/2022*.....................    847,000    635,250
                                                               ----------
                                                                  959,374
                                                               ----------
      COAL -- 0.2%
        SunCoke Energy Partners LP/SunCoke Energy
         Partners Finance Corp.
         Company Guar. Notes
         7.38% due 02/01/2020*.....................    891,000    619,245
                                                               ----------
      COATINGS/PAINT -- 0.2%
        RPM International, Inc.
         Senior Notes
         5.25% due 06/01/2045......................    573,000    567,729
        Valspar Corp.
         Senior Notes
         3.95% due 01/15/2026......................    144,000    148,649
                                                               ----------
                                                                  716,378
                                                               ----------
      COMMERCIAL SERVICES-FINANCE -- 0.4%
        Automatic Data Processing, Inc.
         Senior Notes
         2.25% due 09/15/2020......................    174,000    179,079
        Harland Clarke Holdings Corp.
         Senior Sec. Notes
         6.88% due 03/01/2020*.....................    540,000    480,600
        Harland Clarke Holdings Corp.
         Senior Notes
         9.25% due 03/01/2021*.....................    775,000    593,844

                                                  PRINCIPAL     VALUE
                SECURITY DESCRIPTION              AMOUNT**     (NOTE 3)
       COMMERCIAL SERVICES-FINANCE (CONTINUED)
         Total System Services, Inc.
          Senior Notes
          3.80% due 04/01/2021..................   $   87,000 $   89,471
         Total System Services, Inc.
          Senior Notes
          4.80% due 04/01/2026..................       67,000     69,134
                                                              ----------
                                                               1,412,128
                                                              ----------
       COMPUTER SERVICES -- 0.4%
         Hewlett Packard Enterprise Co.
          Company Guar. Notes
          4.90% due 10/15/2025*.................      329,000    338,596
         Hewlett Packard Enterprise Co.
          Company Guar. Notes
          6.20% due 10/15/2035*.................      455,000    447,695
         Hewlett Packard Enterprise Co.
          Company Guar. Notes
          6.35% due 10/15/2045*.................      349,000    342,990
         International Business Machines Corp.
          Senior Notes
          1.75% due 03/07/2028.................. EUR  170,000    197,734
         International Business Machines Corp.
          Senior Notes
          3.45% due 02/19/2026..................      203,000    213,088
                                                              ----------
                                                               1,540,103
                                                              ----------
       COMPUTER SOFTWARE -- 0.1%
         Rackspace Hosting, Inc.
          Company Guar. Notes
          6.50% due 01/15/2024*.................      520,000    509,600
                                                              ----------
       COMPUTERS -- 0.5%
         Apple, Inc.
          Senior Notes
          2.85% due 05/06/2021..................      504,000    528,459
         Apple, Inc.
          Senior Notes
          2.85% due 02/23/2023..................      336,000    348,284
         Apple, Inc.
          Senior Notes
          3.05% due 07/31/2029.................. GBP  160,000    237,709
         Apple, Inc.
          Senior Notes
          4.50% due 02/23/2036..................      362,000    388,460
         Hewlett-Packard Co.
          Senior Notes
          6.00% due 09/15/2041..................      435,000    391,232
                                                              ----------
                                                               1,894,144
                                                              ----------
       COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
         Everi Payments, Inc.
          Senior Notes
          10.00% due 01/15/2022.................      602,000    508,690
                                                              ----------
       CONSUMER PRODUCTS-MISC. -- 0.0%
         Kimberly-Clark Corp.
          Senior Notes
          1.85% due 03/01/2020..................      137,000    139,052
                                                              ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                      PRINCIPAL     VALUE
                 SECURITY DESCRIPTION                 AMOUNT**     (NOTE 3)
    U.S. CORPORATE BONDS & NOTES (CONTINUED)
    CONTAINERS-METAL/GLASS -- 0.5%
      Ball Corp.
       Company Guar. Notes
       4.38% due 12/15/2020.........................   $  360,000 $  374,625
      Crown Cork & Seal Co., Inc.
       Company Guar. Notes
       7.38% due 12/15/2026.........................      642,000    685,335
      Owens-Brockway Glass Container, Inc.
       Company Guar. Notes
       5.38% due 01/15/2025*........................      865,000    858,512
                                                                  ----------
                                                                   1,918,472
                                                                  ----------
    CONTAINERS-PAPER/PLASTIC -- 0.5%
      Berry Plastics Corp.
       Sec. Notes
       5.13% due 07/15/2023.........................      570,000    574,275
      Brambles USA, Inc.
       Company Guar. Notes
       4.13% due 10/23/2025*........................      142,000    147,446
      Consolidated Container Co.
       LLC/Consolidated Container Capital, Inc.
       Company Guar. Notes
       10.13% due 07/15/2020*.......................      560,000    459,200
      Multi-Color Corp.
       Company Guar. Notes
       6.13% due 12/01/2022*........................      686,000    696,290
                                                                  ----------
                                                                   1,877,211
                                                                  ----------
    COSMETICS & TOILETRIES -- 0.1%
      Colgate-Palmolive Co. FRS
       Senior Notes
       0.05% due 05/14/2019......................... EUR  300,000    340,857
      Procter & Gamble Co.
       Senior Notes
       1.13% due 11/02/2023......................... EUR  160,000    189,210
                                                                  ----------
                                                                     530,067
                                                                  ----------
    DATA PROCESSING/MANAGEMENT -- 0.0%
      Fidelity National Information Services, Inc.
       Senior Notes
       5.00% due 10/15/2025.........................      145,000    156,581
                                                                  ----------
    DIAGNOSTIC EQUIPMENT -- 0.1%
      Danaher Corp.
       Senior Notes
       3.35% due 09/15/2025.........................      254,000    270,175
      Danaher Corp.
       Senior Notes
       4.38% due 09/15/2045.........................      141,000    157,482
                                                                  ----------
                                                                     427,657
                                                                  ----------
    DISTRIBUTION/WHOLESALE -- 0.2%
      H&E Equipment Services, Inc.
       Company Guar. Notes
       7.00% due 09/01/2022.........................      703,000    713,545
      LKQ Corp.
       Company Guar. Notes
       4.75% due 05/15/2023.........................       10,000      9,725
                                                                  ----------
                                                                     723,270
                                                                  ----------

                                             PRINCIPAL    VALUE
                 SECURITY DESCRIPTION        AMOUNT**    (NOTE 3)
              DIVERSIFIED BANKING INSTITUTIONS -- 3.1%
                Bank of America Corp.
                 Senior Notes
                 2.50% due 07/27/2020...... EUR  450,000 $551,499
                Bank of America Corp.
                 Senior Notes
                 2.63% due 10/19/2020......      211,000  212,470
                Bank of America Corp.
                 Sub. Notes
                 3.95% due 04/21/2025......      354,000  352,214
                Bank of America Corp.
                 Sub. Notes
                 4.25% due 10/22/2026......      504,000  511,514
                Bank of America Corp.
                 Senior Notes
                 7.00% due 07/31/2028...... GBP  100,000  196,455
                Bank of America Corp.
                 Sub. Notes
                 7.25% due 10/15/2025......      117,000  133,919
                Citigroup, Inc.
                 Sub. Notes
                 3.88% due 03/26/2025......      186,000  184,303
                Citigroup, Inc.
                 Sub. Notes
                 4.40% due 06/10/2025......      843,000  859,617
                Citigroup, Inc.
                 Sub. Notes
                 4.45% due 09/29/2027......      306,000  307,911
                Citigroup, Inc.
                 Senior Notes
                 5.15% due 05/21/2026...... GBP   40,000   67,187
                Citigroup, Inc.
                 Sub. Notes
                 6.00% due 10/31/2033......      199,000  218,242
                Goldman Sachs Group, Inc.
                 Senior Notes
                 2.13% due 09/30/2024...... EUR  300,000  353,310
                Goldman Sachs Group, Inc.
                 Senior Notes
                 2.63% due 08/19/2020...... EUR  275,000  336,897
                Goldman Sachs Group, Inc.
                 Senior Notes
                 3.63% due 01/22/2023......      412,000  424,947
                Goldman Sachs Group, Inc.
                 Sub. Notes
                 4.25% due 10/21/2025......      440,000  447,386
                Goldman Sachs Group, Inc.
                 Senior Notes
                 4.75% due 10/21/2045......      126,000  131,698
                Goldman Sachs Group, Inc.
                 Sub. Notes
                 5.15% due 05/22/2045......      150,000  152,383
                Goldman Sachs Group, Inc.
                 Sub. Notes
                 6.13% due 05/14/2017...... GBP  175,000  262,469
                Goldman Sachs Group, Inc.
                 Senior Notes
                 6.13% due 02/15/2033......      518,000  627,303

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                   PRINCIPAL     VALUE
                SECURITY DESCRIPTION               AMOUNT**     (NOTE 3)
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
        Goldman Sachs Group, Inc.
         Sub. Notes
         6.75% due 10/01/2037....................   $  643,000 $   768,022
        JPMorgan Chase & Co.
         Senior Notes
         2.63% due 04/23/2021.................... EUR  400,000     497,894
        JPMorgan Chase & Co.
         Senior Notes
         3.25% due 09/23/2022....................      337,000     351,468
        JPMorgan Chase & Co.
         Sub. Notes
         4.13% due 12/15/2026....................      513,000     532,519
        JPMorgan Chase & Co.
         Sub. Notes
         4.95% due 06/01/2045....................      195,000     205,816
        Morgan Stanley
         Senior Notes
         1.75% due 03/11/2024.................... EUR  350,000     399,631
        Morgan Stanley
         Senior Notes
         2.38% due 03/31/2021.................... EUR  400,000     484,053
        Morgan Stanley
         Senior Notes
         2.80% due 06/16/2020....................      213,000     216,879
        Morgan Stanley
         Sub. Notes
         4.10% due 05/22/2023....................      771,000     795,089
        Morgan Stanley
         Senior Notes
         4.75% due 03/22/2017....................      700,000     722,972
        Morgan Stanley
         Sub. Notes
         5.00% due 11/24/2025....................      395,000     427,476
        Morgan Stanley
         Senior Notes
         6.50% due 12/28/2018.................... EUR  300,000     397,633
                                                               -----------
                                                                12,131,176
                                                               -----------
      DIVERSIFIED FINANCIAL SERVICES -- 0.1%
        USAA Capital Corp.
         Senior Notes
         2.13% due 06/03/2019*...................      420,000     426,458
                                                               -----------
      DIVERSIFIED MANUFACTURING OPERATIONS -- 0.8%
        3M Co. FRS
         Senior Notes
         0.05% due 05/15/2020.................... EUR  300,000     338,666
        General Electric Co.
         Senior Notes
         1.88% due 05/28/2027.................... EUR  300,000     366,499
        General Electric Co.
         Senior Notes
         2.70% due 10/09/2022....................      432,000     449,294
        Ingersoll-Rand Global Holding Co., Ltd.
         Company Guar. Notes
         5.75% due 06/15/2043....................      567,000     675,392

                                             PRINCIPAL    VALUE
                  SECURITY DESCRIPTION       AMOUNT**    (NOTE 3)
              DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
                Textron, Inc.
                 Senior Notes
                 4.00% due 03/15/2026....... $  293,000 $  300,391
                Textron, Inc.
                 Senior Notes
                 4.63% due 09/21/2016.......    595,000    603,900
                Trinity Industries, Inc.
                 Company Guar. Notes
                 4.55% due 10/01/2024.......    343,000    286,196
                                                        ----------
                                                         3,020,338
                                                        ----------
              EDUCATIONAL SOFTWARE -- 0.1%
                Blackboard, Inc.
                 Senior Notes
                 7.75% due 11/15/2019*......    585,000    470,925
                                                        ----------
              ELECTRIC-DISTRIBUTION -- 0.3%
                Entergy Louisiana LLC
                 1st Mtg. Notes
                 4.95% due 01/15/2045.......  1,022,000  1,045,825
                                                        ----------
              ELECTRIC-GENERATION -- 0.0%
                NRG REMA LLC
                 Sub. Notes
                 9.24% due 07/02/2017.......    155,247    152,142
                                                        ----------
              ELECTRIC-INTEGRATED -- 1.9%
                AES Corp.
                 Senior Notes
                 5.50% due 03/15/2024.......  1,020,000    997,050
                Arizona Public Service Co.
                 Senior Notes
                 2.20% due 01/15/2020.......    227,000    229,605
                Dominion Resources, Inc.
                 Senior Notes
                 5.25% due 08/01/2033.......    755,000    797,413
                Entergy Arkansas, Inc.
                 1st Mtg. Bonds
                 3.50% due 04/01/2026.......     95,000    101,510
                Entergy Arkansas, Inc.
                 1st Mtg. Notes
                 4.95% due 12/15/2044.......    359,000    362,357
                Exelon Corp.
                 Senior Notes
                 4.95% due 06/15/2035*......    161,000    171,864
                Exelon Corp.
                 Senior Notes
                 5.10% due 06/15/2045*......    164,000    177,964
                Exelon Generation Co. LLC
                 Senior Notes
                 2.95% due 01/15/2020.......    307,000    308,977
                FirstEnergy Corp.
                 Senior Notes
                 7.38% due 11/15/2031.......    456,000    553,842
                Georgia Power Co.
                 Senior Notes
                 3.25% due 04/01/2026.......     96,000     98,369

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 3)
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      ELECTRIC-INTEGRATED (CONTINUED)
        Indiana Michigan Power Co.
         Senior Notes
         4.55% due 03/15/2046....................... $   66,000 $   67,912
        Louisville Gas & Electric Co.
         1st Mtg. Notes
         4.38% due 10/01/2045.......................     41,000     44,715
        Mirant Mid Atlantic LLC Pass Through Trust
         Pass-Through Certs.
         9.13% due 06/30/2017.......................    194,808    188,964
        Mirant Mid Atlantic LLC Pass Through Trust
         1st. Mtg. Bonds
         10.06% due 12/30/2028......................  1,051,264  1,019,726
        South Carolina Electric & Gas Co.
         1st. Mtg. Bonds
         5.10% due 06/01/2065.......................    208,000    235,935
        Southern California Edison Co.
         1st. Mtg. Notes
         1.13% due 05/01/2017.......................    628,000    628,075
        Southern Power Co.
         Senior Notes
         4.15% due 12/01/2025.......................    312,000    321,477
        Talen Energy Supply LLC
         Senior Notes
         6.50% due 06/01/2025.......................    844,000    700,520
        Trans-Allegheny Interstate Line Co.
         Senior Notes
         3.85% due 06/01/2025*......................    255,000    263,444
                                                                ----------
                                                                 7,269,719
                                                                ----------
      ELECTRONIC COMPONENTS-MISC. -- 0.1%
        Corning, Inc.
         Senior Notes
         1.50% due 05/08/2018.......................    229,000    227,998
                                                                ----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.3%
        Intel Corp.
         Senior Notes
         1.35% due 12/15/2017.......................    496,000    500,029
        Micron Technology, Inc.
         Senior Notes
         5.63% due 01/15/2026*......................    900,000    711,000
                                                                ----------
                                                                 1,211,029
                                                                ----------
      ELECTRONIC PARTS DISTRIBUTION -- 0.0%
        Avnet, Inc.
         Senior Notes
         4.63% due 04/15/2026.......................    154,000    155,681
                                                                ----------
      ELECTRONICS-MILITARY -- 0.0%
        L-3 Communications Corp.
         Company Guar. Notes
         3.95% due 05/28/2024.......................     35,000     33,685
                                                                ----------
      ENERGY-ALTERNATE SOURCES -- 0.2%
        TerraForm Power Operating LLC
         Company Guar. Notes
         5.88% due 02/01/2023*......................    770,000    623,700
                                                                ----------

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 3)
      ENTERPRISE SOFTWARE/SERVICE -- 0.1%
        Oracle Corp.
         Senior Notes
         3.90% due 05/15/2035....................... $  226,000 $  225,480
                                                                ----------
      FINANCE-AUTO LOANS -- 0.7%
        Ally Financial, Inc.
         Senior Notes
         5.13% due 09/30/2024.......................    985,000  1,007,162
        Ally Financial, Inc.
         Sub. Notes
         5.75% due 11/20/2025.......................    691,000    675,453
        Credit Acceptance Corp.
         Company Guar. Notes
         7.38% due 03/15/2023*......................  1,115,000  1,062,037
                                                                ----------
                                                                 2,744,652
                                                                ----------
      FINANCE-COMMERCIAL -- 0.2%
        Jefferies Finance LLC/JFIN Co-Issuer Corp.
         Senior Notes
         6.88% due 04/15/2022*......................    524,000    444,090
        Jefferies Finance LLC/JFIN Co-Issuer Corp.
         Senior Notes
         7.38% due 04/01/2020*......................    498,000    430,770
                                                                ----------
                                                                   874,860
                                                                ----------
      FINANCE-CONSUMER LOANS -- 0.6%
        Enova International, Inc.
         Company Guar. Notes
         9.75% due 06/01/2021.......................  1,422,000  1,009,620
        OneMain Financial Holdings, Inc.
         Company Guar. Notes
         6.75% due 12/15/2019*......................    575,000    575,575
        SLM Corp.
         Senior Notes
         5.63% due 08/01/2033.......................    611,000    430,755
        Synchrony Financial
         Senior Notes
         4.25% due 08/15/2024.......................    447,000    454,541
                                                                ----------
                                                                 2,470,491
                                                                ----------
      FINANCE-CREDIT CARD -- 0.3%
        Discover Financial Services
         Senior Notes
         3.75% due 03/04/2025.......................    441,000    429,242
        Visa, Inc.
         Senior Notes
         2.20% due 12/14/2020.......................    373,000    382,267
        Visa, Inc.
         Senior Notes
         4.30% due 12/14/2045.......................    161,000    176,135
                                                                ----------
                                                                   987,644
                                                                ----------
      FINANCE-INVESTMENT BANKER/BROKER -- 0.1%
        Lehman Brothers Holdings, Inc.
         Escrow Notes
         6.75% due 12/28/2017+(4)...................    280,000         28
        Lehman Brothers Holdings, Inc.
         Escrow Notes
         7.50% due 05/11/2038+(4)...................    361,000         36

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                         PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                   AMOUNT**    (NOTE 3)
  U.S. CORPORATE BONDS & NOTES (CONTINUED)
  FINANCE-INVESTMENT BANKER/BROKER (CONTINUED)
    TD Ameritrade Holding Corp.
     Senior Notes
     2.95% due 04/01/2022............................... $  281,000 $  286,809
                                                                    ----------
                                                                       286,873
                                                                    ----------
  FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
    Quicken Loans, Inc.
     Company Guar. Notes
     5.75% due 05/01/2025*..............................    900,000    873,000
                                                                    ----------
  FINANCE-OTHER SERVICES -- 0.4%
    National Rural Utilities Cooperative Finance Corp.
     Senior Notes
     0.95% due 04/24/2017...............................    192,000    191,971
    National Rural Utilities Cooperative Finance Corp.
     Collateral Trust Bonds
     1.10% due 01/27/2017...............................    850,000    851,131
    National Rural Utilities Cooperative Finance Corp.
     Collateral Trust Bonds
     2.00% due 01/27/2020...............................    385,000    388,253
    National Rural Utilities Cooperative Finance Corp.
     Collateral Trust Bonds
     2.30% due 11/01/2020...............................    166,000    169,000
                                                                    ----------
                                                                     1,600,355
                                                                    ----------
  FIREARMS & AMMUNITION -- 0.2%
    FGI Operating Co. LLC/FGI Finance, Inc.
     Sec. Notes
     7.88% due 05/01/2020...............................  1,115,000    669,000
                                                                    ----------
  FOOD-DAIRY PRODUCTS -- 0.1%
    Dean Foods Co.
     Company Guar. Notes
     6.50% due 03/15/2023*..............................    525,000    540,094
                                                                    ----------
  FOOD-MEAT PRODUCTS -- 0.2%
    JBS USA LLC/JBS USA Finance, Inc.
     Senior Notes
     5.88% due 07/15/2024*..............................  1,033,000    932,282
                                                                    ----------
  FOOD-MISC./DIVERSIFIED -- 0.1%
    Kraft Heinz Foods Co.
     Sec. Notes
     4.88% due 02/15/2025*..............................    402,000    442,867
                                                                    ----------
  FOOD-RETAIL -- 0.3%
    Kroger Co.
     Senior Notes
     3.50% due 02/01/2026...............................    166,000    174,458
    SUPERVALU, Inc.
     Senior Notes
     7.75% due 11/15/2022...............................  1,058,000    896,655
                                                                    ----------
                                                                     1,071,113
                                                                    ----------
  FOOD-WHOLESALE/DISTRIBUTION -- 0.2%
    C&S Group Enterprises LLC
     Senior Sec. Notes
     5.38% due 07/15/2022*..............................    631,000    597,872
                                                                    ----------

                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT**    (NOTE 3)
        GAMBLING (NON-HOTEL) -- 0.3%
          Scientific Games International, Inc.
           Senior Sec. Notes
           7.00% due 01/01/2022*................. $  585,000 $  596,700
          Scientific Games International, Inc.
           Company Guar. Notes
           10.00% due 12/01/2022.................    572,000    463,320
          Waterford Gaming LLC/Waterford Gaming
           Financial Corp.
           Escrow Notes
           8.63% due 09/15/2014*+(3)(4)..........    478,062      5,402
                                                             ----------
                                                              1,065,422
                                                             ----------
        GAS-DISTRIBUTION -- 0.1%
          Dominion Gas Holdings LLC
           Senior Notes
           4.80% due 11/01/2043..................    252,000    252,274
                                                             ----------
        HAZARDOUS WASTE DISPOSAL -- 0.1%
          Clean Harbors, Inc.
           Company Guar. Notes
           5.13% due 06/01/2021*.................    318,000    321,578
                                                             ----------
        HOME DECORATION PRODUCTS -- 0.1%
          Newell Rubbermaid, Inc.
           Senior Notes
           4.20% due 04/01/2026..................    158,000    165,275
          Newell Rubbermaid, Inc.
           Senior Notes
           5.38% due 04/01/2036..................    115,000    122,992
                                                             ----------
                                                                288,267
                                                             ----------
        HOTELS/MOTELS -- 0.2%
          Hyatt Hotels Corp.
           Senior Notes
           4.85% due 03/15/2026..................    149,000    155,476
          Interval Acquisition Corp.
           Company Guar. Notes
           5.63% due 04/15/2023*.................    650,000    651,625
                                                             ----------
                                                                807,101
                                                             ----------
        HUMAN RESOURCES -- 0.2%
          Team Health, Inc.
           Company Guar. Notes
           7.25% due 12/15/2023*.................    650,000    695,500
                                                             ----------
        INDEPENDENT POWER PRODUCERS -- 0.6%
          Dynegy, Inc.
           Company Guar. Notes
           7.38% due 11/01/2022..................  1,085,000  1,003,625
          GenOn Energy, Inc.
           Senior Notes
           9.50% due 10/15/2018..................    245,000    178,850
          NRG Energy, Inc.
           Company Guar. Notes
           6.25% due 07/15/2022..................  1,062,000    987,660
                                                             ----------
                                                              2,170,135
                                                             ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                   PRINCIPAL     VALUE
                SECURITY DESCRIPTION               AMOUNT**     (NOTE 3)
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      INDUSTRIAL GASES -- 0.2%
        Airgas, Inc.
         Senior Notes
         3.05% due 08/01/2020....................   $  114,000 $  116,650
        Praxair, Inc.
         Senior Notes
         1.20% due 02/12/2024.................... EUR  320,000    372,061
        Praxair, Inc.
         Senior Notes
         1.50% due 03/11/2020.................... EUR  325,000    387,627
                                                               ----------
                                                                  876,338
                                                               ----------
      INSURANCE-LIFE/HEALTH -- 0.4%
        CNO Financial Group, Inc.
         Senior Notes
         5.25% due 05/30/2025....................      638,000    652,355
        Pacific LifeCorp
         Senior Notes
         6.00% due 02/10/2020*...................      295,000    329,521
        Pricoa Global Funding I
         Senior Sec. Notes
         1.35% due 08/18/2017*...................      494,000    492,005
                                                               ----------
                                                                1,473,881
                                                               ----------
      INSURANCE-MULTI-LINE -- 0.3%
        Assurant, Inc.
         Senior Notes
         6.75% due 02/15/2034....................      831,000    991,045
        MetLife, Inc.
         Senior Notes
         4.60% due 05/13/2046....................      189,000    193,754
                                                               ----------
                                                                1,184,799
                                                               ----------
      INSURANCE-MUTUAL -- 0.6%
        Massachusetts Mutual Life Insurance Co.
         Sub. Notes
         4.50% due 04/15/2065*...................      242,000    223,270
        MassMutual Global Funding II
         Senior Sec. Notes
         2.10% due 08/02/2018*...................      872,000    880,028
        MassMutual Global Funding II
         Senior Sec. Notes
         2.50% due 10/17/2022*...................      345,000    344,224
        New York Life Global Funding
         Sec. Notes
         1.65% due 05/15/2017*...................      679,000    683,136
                                                               ----------
                                                                2,130,658
                                                               ----------
      INSURANCE-REINSURANCE -- 0.0%
        Berkshire Hathaway, Inc.
         Senior Notes
         3.13% due 03/15/2026....................      161,000    165,081
                                                               ----------
      INTERNET CONNECTIVITY SERVICES -- 0.2%
        Cogent Communications Group, Inc.
         Senior Sec. Notes
         5.38% due 03/01/2022*...................      759,000    745,717
                                                               ----------

                                                    PRINCIPAL     VALUE
                SECURITY DESCRIPTION                AMOUNT**     (NOTE 3)
     INTERNET CONTENT-ENTERTAINMENT -- 0.2%
       Netflix, Inc.
        Senior Notes
        5.88% due 02/15/2025...................... $    712,000 $  749,380
                                                                ----------
     INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.6%
       Drawbridge Special Opportunities Fund LP/
        Drawbridge Special Opportunities Finance
        Senior Notes
        5.00% due 08/01/2021*.....................    1,106,000  1,025,815
       National Financial Partners Corp.
        Senior Notes
        9.00% due 07/15/2021*.....................    1,196,000  1,148,160
                                                                ----------
                                                                 2,173,975
                                                                ----------
     MACHINERY-FARMING -- 0.4%
       John Deere Capital Corp.
        Senior Notes
        1.13% due 06/12/2017......................      756,000    757,207
       John Deere Capital Corp.
        Senior Notes
        1.55% due 12/15/2017......................      766,000    771,084
                                                                ----------
                                                                 1,528,291
                                                                ----------
     MARINE SERVICES -- 0.2%
       Great Lakes Dredge & Dock Corp.
        Company Guar. Notes
        7.38% due 02/01/2019......................      699,000    662,302
                                                                ----------
     MEDICAL LABS & TESTING SERVICES -- 0.4%
       Laboratory Corp. of America Holdings
        Senior Notes
        3.20% due 02/01/2022......................      119,000    120,637
       Laboratory Corp. of America Holdings
        Senior Notes
        3.60% due 02/01/2025......................      386,000    390,756
       Laboratory Corp. of America Holdings
        Senior Notes
        4.70% due 02/01/2045......................      198,000    194,024
       Roche Holdings, Inc.
        Company Guar. Notes
        1.35% due 09/29/2017*.....................      700,000    704,185
                                                                ----------
                                                                 1,409,602
                                                                ----------
     MEDICAL PRODUCTS -- 0.1%
       Greatbatch, Ltd.
        Company Guar. Notes
        9.13% due 11/01/2023*.....................      382,000    378,657
                                                                ----------
     MEDICAL-BIOMEDICAL/GENE -- 0.2%
       Amgen, Inc.
        Senior Notes
        2.00% due 02/25/2026......................  EUR 100,000    118,127
       Amgen, Inc.
        Senior Notes
        2.13% due 09/13/2019......................  EUR 325,000    391,306
       Gilead Sciences, Inc.
        Senior Notes
        4.75% due 03/01/2046......................       77,000     84,283
                                                                ----------
                                                                   593,716
                                                                ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                    PRINCIPAL     VALUE
                SECURITY DESCRIPTION                AMOUNT**     (NOTE 3)
     U.S. CORPORATE BONDS & NOTES (CONTINUED)
     MEDICAL-DRUGS -- 0.6%
       Baxalta, Inc.
        Senior Notes
        3.60% due 06/23/2022*.................... $     301,000 $  305,783
       Endo Finance LLC/Endo Finco, Inc.
        Company Guar. Notes
        7.75% due 01/15/2022*....................       675,000    688,507
       Forest Laboratories LLC
        Company Guar. Notes
        4.88% due 02/15/2021*....................       486,000    535,853
       Johnson & Johnson
        Senior Notes
        3.55% due 03/01/2036.....................       236,000    245,392
       Merck & Co., Inc.
        Senior Notes
        1.88% due 10/15/2026.....................  EUR  550,000    674,265
                                                                ----------
                                                                 2,449,800
                                                                ----------
     MEDICAL-HMO -- 0.6%
       Centene Escrow Corp.
        Senior Notes
        6.13% due 02/15/2024*....................       557,000    586,242
       Opal Acquisition, Inc.
        Senior Notes
        8.88% due 12/15/2021*....................     1,227,000    855,832
       UnitedHealth Group, Inc.
        Senior Notes
        1.40% due 12/15/2017.....................       395,000    396,702
       UnitedHealth Group, Inc.
        Senior Notes
        2.13% due 03/15/2021.....................       288,000    290,520
       UnitedHealth Group, Inc.
        Senior Notes
        3.35% due 07/15/2022.....................       212,000    225,528
                                                                ----------
                                                                 2,354,824
                                                                ----------
     MEDICAL-HOSPITALS -- 1.4%
       HCA, Inc.
        Senior Sec. Notes
        5.25% due 06/15/2026.....................       444,000    455,100
       HCA, Inc.
        Company Guar. Notes
        7.50% due 11/15/2095.....................     1,823,000  1,759,195
       IASIS Healthcare LLC/IASIS Capital Corp.
        Company Guar. Notes
        8.38% due 05/15/2019.....................     1,420,000  1,400,475
       Tenet Healthcare Corp.
        Senior Sec. Notes
        4.75% due 06/01/2020.....................     1,249,000  1,280,225
       Tenet Healthcare Corp.
        Senior Notes
        6.88% due 11/15/2031.....................       565,000    455,531
                                                                ----------
                                                                 5,350,526
                                                                ----------
     METAL-ALUMINUM -- 0.1%
       Aleris International, Inc.
        Senior Sec. Notes
        9.50% due 04/01/2021*....................       447,000    455,661
                                                                ----------

                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT**    (NOTE 3)
   MULTIMEDIA -- 0.2%
     21st Century Fox America, Inc.
      Company Guar. Notes
      4.95% due 10/15/2045............................ $  129,000 $  137,918
     Time Warner, Inc.
      Company Guar. Notes
      4.85% due 07/15/2045............................     71,000     72,226
     Viacom, Inc.
      Senior Notes
      4.85% due 12/15/2034............................    169,000    150,001
     Walt Disney Co.
      Senior Notes
      1.50% due 09/17/2018............................    298,000    302,086
     Walt Disney Co.
      Senior Notes
      1.65% due 01/08/2019............................    140,000    142,428
                                                                  ----------
                                                                     804,659
                                                                  ----------
   NETWORKING PRODUCTS -- 0.3%
     Cisco Systems, Inc.
      Senior Notes
      1.40% due 02/28/2018............................    375,000    378,158
     Cisco Systems, Inc.
      Senior Notes
      2.13% due 03/01/2019............................    453,000    466,070
     Cisco Systems, Inc.
      Senior Notes
      2.20% due 02/28/2021............................    321,000    327,387
                                                                  ----------
                                                                   1,171,615
                                                                  ----------
   OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.0%
     Anadarko Petroleum Corp.
      Senior Notes
      5.55% due 03/15/2026............................    133,000    134,171
     Anadarko Petroleum Corp.
      Senior Notes
      6.45% due 09/15/2036............................    718,000    716,959
     Anadarko Petroleum Corp.
      Senior Notes
      6.60% due 03/15/2046............................    137,000    139,865
     Carrizo Oil & Gas, Inc.
      Company Guar. Notes
      6.25% due 04/15/2023............................    600,000    528,750
     Denbury Resources, Inc.
      Company Guar. Notes
      5.50% due 05/01/2022............................    596,000    268,200
     EP Energy LLC/Everest Acquisition Finance, Inc.
      Company Guar. Notes
      7.75% due 09/01/2022............................    604,000    280,860
     EV Energy Partners LP/EV Energy Finance Corp.
      Company Guar. Notes
      8.00% due 04/15/2019............................    915,000    228,750
     Halcon Resources Corp.
      Sec. Notes
      12.00% due 02/15/2022*..........................    214,000    142,310
     Hess Corp.
      Senior Notes
      5.60% due 02/15/2041............................    208,000    184,762

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT**    (NOTE 3)
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
        Hess Corp.
         Senior Notes
         7.88% due 10/01/2029....................... $  235,000 $  255,554
        Hilcorp Energy I LP/Hilcorp Finance Co.
         Senior Notes
         5.00% due 12/01/2024*......................    685,000    577,113
        Laredo Petroleum, Inc.
         Company Guar. Notes
         7.38% due 05/01/2022.......................    712,000    605,200
        Legacy Reserves LP/Legacy Reserves Finance
         Corp.
         Company Guar. Notes
         6.63% due 12/01/2021.......................    652,000    123,880
        Newfield Exploration Co.
         Senior Notes
         5.38% due 01/01/2026.......................    559,000    508,690
        Noble Energy, Inc.
         Senior Notes
         3.90% due 11/15/2024.......................    407,000    383,101
        Noble Energy, Inc.
         Senior Notes
         5.05% due 11/15/2044.......................     94,000     80,060
        Northern Oil and Gas, Inc.
         Senior Notes
         8.00% due 06/01/2020.......................    764,000    483,230
        Oasis Petroleum, Inc.
         Company Guar. Notes
         6.88% due 03/15/2022.......................  1,015,000    751,100
        Occidental Petroleum Corp.
         Senior Notes
         4.40% due 04/15/2046.......................    214,000    215,387
        Penn Virginia Corp.
         Company Guar. Notes
         7.25% due 04/15/2019(8)(17)................    579,000     72,375
        Rex Energy Corp.
         Senior Sec. Notes
         8.00% due 10/01/2020.......................    646,815     64,203
        Sanchez Energy Corp.
         Company Guar. Notes
         6.13% due 01/15/2023.......................    839,000    453,060
        SM Energy Co.
         Senior Notes
         5.63% due 06/01/2025.......................    506,000    351,513
        SM Energy Co.
         Senior Notes
         6.50% due 01/01/2023.......................    116,000     81,780
        Southwestern Energy Co.
         Senior Notes
         3.30% due 01/23/2018.......................    119,000     95,200
                                                                ----------
                                                                 7,726,073
                                                                ----------
      OIL COMPANIES-INTEGRATED -- 0.4%
        Chevron Corp.
         Senior Notes
         1.37% due 03/02/2018.......................    456,000    457,624
        Chevron Corp.
         Senior Notes
         1.96% due 03/03/2020.......................    251,000    254,370

                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT**    (NOTE 3)
    OIL COMPANIES-INTEGRATED (CONTINUED)
      ConocoPhillips Co.
       Company Guar. Notes
       1.50% due 05/15/2018.......................... $  160,000 $  157,578
      Exxon Mobil Corp.
       Senior Notes
       1.31% due 03/06/2018..........................    464,000    466,084
      Exxon Mobil Corp.
       Senior Notes
       3.04% due 03/01/2026..........................    124,000    126,909
                                                                 ----------
                                                                  1,462,565
                                                                 ----------
    OIL REFINING & MARKETING -- 0.3%
      Calumet Specialty Products Partner LP/Calumet
       Finance Corp.
       Company Guar. Notes
       6.50% due 04/15/2021..........................    646,000    458,660
      Murphy Oil USA, Inc.
       Company Guar. Notes
       6.00% due 08/15/2023..........................     57,000     58,995
      PBF Holding Co LLC/PBF Finance Corp.
       Senior Sec. Notes
       7.00% due 11/15/2023*.........................    590,000    559,762
                                                                 ----------
                                                                  1,077,417
                                                                 ----------
    OIL-FIELD SERVICES -- 0.1%
      Bristow Group, Inc.
       Company Guar. Notes
       6.25% due 10/15/2022..........................    675,000    465,750
                                                                 ----------
    PAPER & RELATED PRODUCTS -- 0.8%
      Clearwater Paper Corp.
       Company Guar. Notes
       4.50% due 02/01/2023..........................    219,000    208,871
      Domtar Corp.
       Company Guar. Notes
       6.75% due 02/15/2044..........................    312,000    317,450
      Georgia-Pacific LLC
       Senior Notes
       3.60% due 03/01/2025*.........................    692,000    715,880
      Georgia-Pacific LLC
       Senior Notes
       3.73% due 07/15/2023*.........................    946,000    984,726
      Georgia-Pacific LLC
       Company Guar. Notes
       5.40% due 11/01/2020*.........................    387,000    432,324
      PH Glatfelter Co.
       Company Guar. Notes
       5.38% due 10/15/2020..........................    620,000    610,700
                                                                 ----------
                                                                  3,269,951
                                                                 ----------
    PHARMACY SERVICES -- 0.1%
      Express Scripts Holding Co.
       Company Guar. Notes
       4.50% due 02/25/2026..........................    269,000    278,514
                                                                 ----------
    PIPELINES -- 1.5%
      Columbia Pipeline Group, Inc.
       Company Guar. Notes
       2.45% due 06/01/2018*.........................     83,000     82,166

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                         PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                   AMOUNT**    (NOTE 3)
  U.S. CORPORATE BONDS & NOTES (CONTINUED)
  PIPELINES (CONTINUED)
    Energy Transfer Equity LP
     Senior Sec. Notes
     7.50% due 10/15/2020............................... $  700,000 $  673,750
    Energy Transfer Partners LP
     Senior Notes
     4.90% due 03/15/2035...............................    265,000    209,814
    Energy Transfer Partners LP
     Senior Notes
     5.15% due 03/15/2045...............................    153,000    118,936
    Energy Transfer Partners LP
     Senior Notes
     6.63% due 10/15/2036...............................    516,000    473,729
    Genesis Energy LP/Genesis Energy Finance Corp.
     Company Guar. Notes
     5.63% due 06/15/2024...............................    715,000    600,600
    Genesis Energy LP/Genesis Energy Finance Corp.
     Company Guar. Notes
     6.00% due 05/15/2023...............................    532,000    468,160
    Kinder Morgan Energy Partners LP
     Company Guar. Notes
     4.70% due 11/01/2042...............................    224,000    175,968
    Kinder Morgan Energy Partners LP
     Company Guar. Notes
     6.50% due 04/01/2020...............................    315,000    335,518
    Rose Rock Midstream LP/Rose Rock Finance Corp.
     Company Guar. Notes
     5.63% due 07/15/2022...............................    606,000    402,990
    Sabine Pass Liquefaction LLC
     Senior Sec. Notes
     5.63% due 04/15/2023...............................    575,000    546,250
    Sabine Pass Liquefaction LLC
     Senior Sec. Notes
     6.25% due 03/15/2022...............................    511,000    500,141
    Summit Midstream Holdings LLC/Summit
     Midstream Finance Corp.
     Company Guar. Notes
     5.50% due 08/15/2022...............................    416,000    295,360
    Tesoro Logistics LP/Tesoro Logistics Finance Corp.
     Company Guar. Notes
     6.13% due 10/15/2021...............................    926,000    926,000
                                                                    ----------
                                                                     5,809,382
                                                                    ----------
  POWER CONVERTER/SUPPLY EQUIPMENT -- 0.1%
    Hubbell, Inc.
     Senior Notes
     3.35% due 03/01/2026...............................    257,000    258,139
                                                                    ----------
  PRINTING-COMMERCIAL -- 0.3%
    Quad/Graphics, Inc.
     Company Guar. Notes
     7.00% due 05/01/2022...............................  1,175,000    975,250
                                                                    ----------
  PUBLISHING-NEWSPAPERS -- 0.3%
    Lee Enterprises, Inc.
     Senior Sec. Notes
     9.50% due 03/15/2022*..............................    600,000    590,250

                                                     PRINCIPAL     VALUE
                 SECURITY DESCRIPTION                AMOUNT**     (NOTE 3)
     PUBLISHING-NEWSPAPERS (CONTINUED)
       McClatchy Co.
        Senior Sec. Notes
        9.00% due 12/15/2022.......................   $  728,000 $  671,580
                                                                 ----------
                                                                  1,261,830
                                                                 ----------
     PUBLISHING-PERIODICALS -- 0.5%
       Expo Event Transco, Inc.
        Senior Notes
        9.00% due 06/15/2021*......................    1,364,000  1,302,620
       Time, Inc.
        Company Guar. Notes
        5.75% due 04/15/2022*......................      701,000    621,920
                                                                 ----------
                                                                  1,924,540
                                                                 ----------
     REAL ESTATE INVESTMENT TRUSTS -- 1.0%
       Communications Sales & Leasing, Inc./CSL
        Capital LLC
        Senior Sec. Notes
        6.00% due 04/15/2023*......................      471,000    458,048
       Communications Sales & Leasing, Inc./CSL
        Capital LLC
        Company Guar. Notes
        8.25% due 10/15/2023.......................      381,000    352,425
       CTR Partnership LP/CareTrust Capital Corp.
        Company Guar. Notes
        5.88% due 06/01/2021.......................      781,000    784,905
       DuPont Fabros Technology LP
        Company Guar. Notes
        5.63% due 06/15/2023.......................      442,000    453,050
       ESH Hospitality, Inc.
        Company Guar. Notes
        5.25% due 05/01/2025*......................      654,000    636,015
       Omega Healthcare Investors, Inc.
        Company Guar. Notes
        4.50% due 04/01/2027.......................      480,000    459,359
       Omega Healthcare Investors, Inc.
        Company Guar. Notes
        4.95% due 04/01/2024.......................      474,000    482,762
       Omega Healthcare Investors, Inc.
        Company Guar. Notes
        5.25% due 01/15/2026.......................      283,000    288,569
                                                                 ----------
                                                                  3,915,133
                                                                 ----------
     REAL ESTATE MANAGEMENT/SERVICES -- 0.2%
       Kennedy-Wilson, Inc.
        Company Guar. Notes
        5.88% due 04/01/2024.......................      775,000    757,562
                                                                 ----------
     REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.4%
       Greystar Real Estate Partners LLC
        Senior Sec. Notes
        8.25% due 12/01/2022*......................      941,000    971,582
       Prologis LP
        Company Guar. Notes
        1.38% due 05/13/2021....................... EUR  400,000    459,151
                                                                 ----------
                                                                  1,430,733
                                                                 ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                  PRINCIPAL   VALUE
                   SECURITY DESCRIPTION           AMOUNT**   (NOTE 3)
           U.S. CORPORATE BONDS & NOTES (CONTINUED)
           RENTAL AUTO/EQUIPMENT -- 0.3%
             United Rentals North America, Inc.
              Senior Sec. Notes
              4.63% due 07/15/2023............... $  450,000 $447,188
             United Rentals North America, Inc.
              Company Guar. Notes
              5.50% due 07/15/2025...............    550,000  547,134
                                                             --------
                                                              994,322
                                                             --------
           RETAIL-APPLIANCES -- 0.1%
             Conn's, Inc.
              Company Guar. Notes
              7.25% due 07/15/2022...............    720,000  565,200
                                                             --------
           RETAIL-AUTO PARTS -- 0.0%
             O'Reilly Automotive, Inc.
              Company Guar. Notes
              3.55% due 03/15/2026...............     88,000   90,537
                                                             --------
           RETAIL-BUILDING PRODUCTS -- 0.1%
             Home Depot, Inc.
              Senior Notes
              2.00% due 04/01/2021...............    159,000  160,593
             Home Depot, Inc.
              Senior Notes
              3.00% due 04/01/2026...............    163,000  171,113
                                                             --------
                                                              331,706
                                                             --------
           RETAIL-COMPUTER EQUIPMENT -- 0.2%
             GameStop Corp.
              Company Guar. Notes
              5.50% due 10/01/2019*..............    755,000  724,800
                                                             --------
           RETAIL-DISCOUNT -- 0.2%
             Costco Wholesale Corp.
              Senior Notes
              2.25% due 02/15/2022...............    484,000  490,842
             Dollar General Corp.
              Company Guar. Notes
              4.13% due 07/15/2017...............    440,000  454,208
                                                             --------
                                                              945,050
                                                             --------
           RETAIL-DRUG STORE -- 0.2%
             CVS Pass-Through Trust
              Pass-Through Certs.
              4.70% due 01/10/2036*..............    267,191  278,286
             CVS Pass-Through Trust
              Pass-Through Certs.
              5.77% due 01/10/2033*..............    216,554  234,597
             CVS Pass-Through Trust
              Pass-Through Certs.
              5.93% due 01/10/2034*..............    343,813  380,484
                                                             --------
                                                              893,367
                                                             --------
           RETAIL-PAWN SHOPS -- 0.2%
             Cash America International, Inc.
              Company Guar. Notes
              5.75% due 05/15/2018...............    625,000  618,750
                                                             --------

                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT**    (NOTE 3)
       RETAIL-REGIONAL DEPARTMENT STORES -- 0.0%
         Kohl's Corp.
          Senior Notes
          5.55% due 07/17/2045..................... $   89,000 $   80,548
                                                               ----------
       RETAIL-RESTAURANTS -- 0.8%
         Landry's, Inc.
          Company Guar. Notes
          9.38% due 05/01/2020*....................    863,000    906,150
         McDonald's Corp.
          Senior Notes
          3.70% due 01/30/2026.....................    215,000    227,716
         McDonald's Corp.
          Senior Notes
          4.70% due 12/09/2035.....................    154,000    165,489
         McDonald's Corp.
          Senior Notes
          4.88% due 12/09/2045.....................    217,000    237,065
         PF Chang's China Bistro, Inc.
          Company Guar. Notes
          10.25% due 06/30/2020*...................  1,637,000  1,481,485
                                                               ----------
                                                                3,017,905
                                                               ----------
       RUBBER/PLASTIC PRODUCTS -- 0.2%
         Gates Global LLC/Gates Global Co.
          Company Guar. Notes
          6.00% due 07/15/2022*....................    850,000    726,750
         Venture Holdings Co. LLC
          Company Guar. Notes
          11.00% due 06/01/2007+(3)(4)(7)(13)......    100,000          0
                                                               ----------
                                                                  726,750
                                                               ----------
       SATELLITE TELECOM -- 0.2%
         Hughes Satellite Systems Corp.
          Company Guar. Notes
          7.63% due 06/15/2021.....................    648,000    722,520
                                                               ----------
       SAVINGS & LOANS/THRIFTS -- 0.7%
         Astoria Financial Corp.
          Senior Notes
          5.00% due 06/19/2017.....................    718,000    740,714
         First Niagara Financial Group, Inc.
          Senior Notes
          6.75% due 03/19/2020.....................  1,145,000  1,296,195
         First Niagara Financial Group, Inc.
          Sub. Notes
          7.25% due 12/15/2021.....................    714,000    830,832
                                                               ----------
                                                                2,867,741
                                                               ----------
       SCHOOLS -- 0.1%
         President and Fellows of Harvard College
          Notes
          3.62% due 10/01/2037.....................    191,000    194,621
         University of Pennsylvania
          Senior Notes
          4.67% due 09/01/2112.....................    292,000    312,307
                                                               ----------
                                                                  506,928
                                                               ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                PRINCIPAL     VALUE
                 SECURITY DESCRIPTION           AMOUNT**     (NOTE 3)
          U.S. CORPORATE BONDS & NOTES (CONTINUED)
          STEEL PIPE & TUBE -- 0.1%
            Valmont Industries, Inc.
             Company Guar. Notes
             5.25% due 10/01/2054.............   $  619,000 $  532,253
                                                            ----------
          STEEL-PRODUCERS -- 0.3%
            AK Steel Corp.
             Senior Sec. Notes
             8.75% due 12/01/2018.............      575,000    552,000
            Steel Dynamics, Inc.
             Company Guar. Notes
             5.13% due 10/01/2021.............      704,000    711,040
                                                            ----------
                                                             1,263,040
                                                            ----------
          TELECOMMUNICATION EQUIPMENT -- 0.1%
            Plantronics, Inc.
             Company Guar. Notes
             5.50% due 05/31/2023*............      189,000    185,693
                                                            ----------
          TELEPHONE-INTEGRATED -- 2.0%
            AT&T, Inc.
             Senior Notes
             1.45% due 06/01/2022............. EUR  325,000    378,935
            AT&T, Inc.
             Senior Notes
             3.00% due 06/30/2022.............      633,000    642,204
            AT&T, Inc.
             Senior Notes
             4.35% due 06/15/2045.............      423,000    387,509
            AT&T, Inc.
             Senior Notes
             4.50% due 05/15/2035.............      518,000    510,799
            AT&T, Inc.
             Senior Notes
             4.75% due 05/15/2046.............      329,000    320,925
            AT&T, Inc.
             Senior Notes
             5.80% due 02/15/2019.............      182,000    202,658
            CenturyLink, Inc.
             Senior Notes
             5.63% due 04/01/2025.............      513,000    459,135
            CenturyLink, Inc.
             Senior Notes
             6.88% due 01/15/2028.............      311,000    263,184
            CenturyLink, Inc.
             Senior Notes
             7.50% due 04/01/2024.............      135,000    135,337
            Frontier Communications Corp.
             Senior Notes
             8.13% due 10/01/2018.............      250,000    266,875
            Frontier Communications Corp.
             Senior Notes
             9.25% due 07/01/2021.............       99,000    100,980
            Frontier Communications Corp.
             Senior Notes
             10.50% due 09/15/2022*...........      450,000    461,250
            Frontier Communications Corp.
             Senior Notes
             11.00% due 09/15/2025*...........    1,365,000  1,371,825

                                                     PRINCIPAL      VALUE
               SECURITY DESCRIPTION                  AMOUNT**      (NOTE 3)
  TELEPHONE-INTEGRATED (CONTINUED)
    Verizon Communications, Inc.
     Senior Notes
     3.00% due 11/01/2021..........................   $  569,000 $    591,204
    Verizon Communications, Inc.
     Senior Notes
     4.40% due 11/01/2034..........................      208,000      210,277
    Verizon Communications, Inc.
     Senior Notes
     4.67% due 03/15/2055..........................      563,000      540,480
    Verizon Communications, Inc.
     Senior Notes
     4.75% due 02/17/2034.......................... GBP  325,000      514,360
    Verizon Communications, Inc.
     Senior Notes
     4.86% due 08/21/2046..........................      450,000      474,534
    Verizon Communications, Inc.
     Senior Notes
     6.40% due 09/15/2033..........................       16,000       19,680
                                                                 ------------
                                                                    7,852,151
                                                                 ------------
  THEATERS -- 0.3%
    Cinemark USA, Inc.
     Company Guar. Notes
     4.88% due 06/01/2023*.........................      475,000      479,014
    National CineMedia LLC
     Senior Sec. Notes
     6.00% due 04/15/2022..........................      420,000      435,750
    Regal Entertainment Group
     Senior Notes
     5.75% due 02/01/2025..........................      340,000      341,700
                                                                 ------------
                                                                    1,256,464
                                                                 ------------
  TRANSPORT-RAIL -- 0.1%
    Union Pacific Corp.
     Senior Notes
     4.38% due 11/15/2065..........................      236,000      233,842
                                                                 ------------
  TRAVEL SERVICES -- 0.2%
    Sabre GLBL, Inc.
     Senior Sec. Notes
     5.38% due 04/15/2023*.........................      835,000      856,919
                                                                 ------------
  TRUCKING/LEASING -- 0.0%
    Penske Truck Leasing Co. LP/PTL Finance Corp.
     Senior Notes
     3.38% due 02/01/2022*.........................      175,000      173,749
                                                                 ------------
  WIRE & CABLE PRODUCTS -- 0.5%
    Belden, Inc.*
     Company Guar. Notes
     5.25% due 07/15/2024..........................      540,000      515,700
    General Cable Corp.
     Company Guar. Notes
     5.75% due 10/01/2022..........................    1,825,000    1,441,750
                                                                 ------------
                                                                    1,957,450
                                                                 ------------
  TOTAL U.S. CORPORATE BONDS & NOTES
     (cost $190,007,409)...........................               182,710,118
                                                                 ------------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                     PRINCIPAL     VALUE
                 SECURITY DESCRIPTION                AMOUNT**     (NOTE 3)
     FOREIGN CORPORATE BONDS & NOTES -- 22.0%
     AEROSPACE/DEFENSE -- 0.1%
       BAE Systems PLC
        Senior Notes
        4.13% due 06/08/2022....................... GBP  150,000 $  234,775
                                                                 ----------
     AGRICULTURAL CHEMICALS -- 0.1%
       Consolidated Energy Finance SA
        Company Guar. Notes
        6.75% due 10/15/2019*......................      415,000    395,288
                                                                 ----------
     AIRLINES -- 0.2%
       Air Canada
        Senior Sec. Notes
        6.75% due 10/01/2019*......................      638,000    660,330
                                                                 ----------
     AIRPORT DEVELOPMENT/MAINTENANCE -- 0.3%
       Heathrow Funding, Ltd.
        Senior Sec. Notes
        1.88% due 05/23/2024....................... EUR  600,000    723,038
       Heathrow Funding, Ltd.
        Senior Sec. Notes
        6.75% due 12/03/2028....................... GBP  200,000    387,727
                                                                 ----------
                                                                  1,110,765
                                                                 ----------
     AUTO-CARS/LIGHT TRUCKS -- 0.7%
       BMW Finance NV
        Company Guar. Notes
        3.38% due 12/14/2018....................... GBP  300,000    452,814
       Daimler AG
        Senior Notes
        2.75% due 12/04/2020....................... GBP  235,000    350,747
       FCE Bank PLC
        Senior Notes
        1.53% due 11/09/2020....................... EUR  300,000    347,512
       Renault SA
        Senior Notes
        3.63% due 09/19/2018....................... EUR  430,000    527,531
       Volkswagen Financial Services NV
        Company Guar. Notes
        2.38% due 11/13/2018....................... GBP  225,000    324,969
       Volkswagen Financial Services NV
        Company Guar. Notes
        2.63% due 07/22/2019....................... GBP  235,000    340,545
       Volkswagen International Finance NV
        Company Guar. Notes
        2.38% due 03/22/2017*......................      254,000    255,087
                                                                 ----------
                                                                  2,599,205
                                                                 ----------
     AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.1%
       Tenedora Nemak SA de CV
        Senior Notes
        5.50% due 02/28/2023*......................      250,000    256,875
       Tupy Overseas SA
        Company Guar. Notes
        6.63% due 07/17/2024.......................      290,000    269,700
                                                                 ----------
                                                                    526,575
                                                                 ----------

                                                  PRINCIPAL     VALUE
                 SECURITY DESCRIPTION             AMOUNT**     (NOTE 3)
        BANKS-COMMERCIAL -- 3.9%
          Abbey National Treasury Services PLC
           Company Guar. Notes
           1.13% due 01/14/2022................. EUR  900,000 $1,018,422
          Abbey National Treasury Services PLC
           Company Guar. Notes
           2.50% due 03/14/2019.................      307,000    309,926
          Abbey National Treasury Services PLC
           Company Guar. Notes
           3.88% due 10/15/2029................. GBP  100,000    150,832
          Banco de Credito del Peru/Panama
           Senior Notes
           5.38% due 09/16/2020.................      200,000    218,000
          Bank of China, Ltd.
           Sub. Notes
           5.00% due 11/13/2024.................      200,000    208,009
          Bank of Nova Scotia/The
           Sub. Notes
           4.50% due 12/16/2025.................      233,000    232,611
          BPCE SA
           Senior Notes
           1.38% due 05/22/2019................. EUR  400,000    470,700
          BPCE SA
           Senior Notes
           2.88% due 01/16/2024................. EUR  300,000    389,511
          BPCE SA
           Sub. Notes
           4.50% due 03/15/2025*................      443,000    438,615
          Cooperatieve Centrale Raiffeisen-
           Boerenleenbank BA
           Senior Notes
           5.25% due 05/23/2041................. GBP  130,000    231,978
          Cooperatieve Centrale Raiffeisen-
           Boerenleenbank BA/Netherlands
           Senior Notes
           4.55% due 08/30/2029................. GBP  110,000    184,253
          Credit Suisse AG
           Senior Notes
           3.00% due 10/29/2021.................      254,000    259,087
          Credit Suisse AG FRS
           Sub. Notes
           5.75% due 09/18/2025................. EUR  275,000    337,211
          Danske Bank A/S FRS
           Sub. Notes
           3.88% due 10/04/2023................. EUR  300,000    362,723
          DBS Group Holdings, Ltd.
           Senior Notes
           2.25% due 07/16/2019*................      691,000    697,559
          ICICI Bank, Ltd.
           Senior Notes
           5.75% due 11/16/2020.................      200,000    225,557
          ING Bank NV
           Senior Notes
           5.38% due 04/15/2021................. GBP  200,000    332,705
          Intesa Sanpaolo SpA
           Senior Notes
           2.00% due 06/18/2021................. EUR  250,000    298,258

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                    PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT**    (NOTE 3)
       FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
       BANKS-COMMERCIAL (CONTINUED)
         Intesa Sanpaolo SpA
          Senior Notes
          3.50% due 01/17/2022.................... EUR  725,000 $931,724
         Intesa Sanpaolo SpA
          Sub. Notes
          5.02% due 06/26/2024*...................      554,000  518,789
         Kookmin Bank
          Senior Notes
          1.63% due 07/14/2017*...................      855,000  855,891
         Malayan Banking Bhd FRS
          Sub. Notes
          3.25% due 09/20/2022....................      250,000  252,146
         National Australia Bank, Ltd.
          Senior Notes
          2.75% due 08/08/2022.................... EUR  450,000  574,474
         National Bank of Canada
          Bank Guar. Notes
          2.10% due 12/14/2018....................      269,000  270,843
         Nordea Bank AB
          Senior Notes
          2.13% due 11/13/2019.................... GBP  100,000  146,893
         Oversea-Chinese Banking Corp., Ltd. VRS
          Sub. Notes
          4.00% due 10/15/2024*...................      200,000  207,668
         Royal Bank of Canada
          Sub. Notes
          4.65% due 01/27/2026....................      415,000  422,123
         Santander Issuances SAU
          Company Guar. Notes
          5.18% due 11/19/2025....................      600,000  579,811
         Sberbank of Russia Via SB Capital SA
          Senior Notes
          6.13% due 02/07/2022....................      200,000  207,000
         Shinhan Bank
          Notes
          3.88% due 03/24/2026*...................      200,000  202,307
         Siam Commercial Bank PCL
          Senior Notes
          3.50% due 04/07/2019*...................      200,000  207,072
         Skandinaviska Enskilda Banken AB
          Senior Notes
          1.88% due 11/14/2019.................... EUR  400,000  480,837
         Skandinaviska Enskilda Banken AB FRS
          Sub. Notes
          2.50% due 05/28/2026.................... EUR  350,000  404,782
         Standard Chartered Bank
          Sub. Notes
          5.88% due 09/26/2017.................... EUR  250,000  302,272
         Svenska Handelsbanken AB FRS
          Sub. Notes
          2.66% due 01/15/2024.................... EUR  600,000  706,865
         Svenska Handelsbanken AB
          Senior Notes
          3.00% due 11/20/2020.................... GBP  225,000  341,030

                                                    PRINCIPAL     VALUE
                SECURITY DESCRIPTION                AMOUNT**     (NOTE 3)
     BANKS-COMMERCIAL (CONTINUED)
       Turkiye IS Bankasi A.S
        Senior Notes
        5.38% due 10/06/2021*..................... GBP  200,000 $   199,080
       Westpac Banking Corp.
        Senior Notes
        4.13% due 05/25/2018...................... EUR  325,000     401,195
       Zenith Bank PLC
        Senior Notes
        6.25% due 04/22/2019*.....................      300,000     270,996
                                                                -----------
                                                                 14,849,755
                                                                -----------
     BANKS-MONEY CENTER -- 0.6%
       ABN AMRO Bank NV
        Senior Notes
        2.50% due 11/29/2023...................... EUR  265,000     338,143
       ABN AMRO Bank NV
        Senior Notes
        4.13% due 03/28/2022...................... EUR  350,000     479,363
       Bank of Scotland PLC
        Sub. Notes
        6.38% due 08/16/2019...................... GBP  150,000     239,198
       Lloyds Bank PLC FRS
        Sub. Notes
        11.88% due 12/16/2021..................... EUR  500,000     612,650
       Mizuho Bank, Ltd.
        Company Guar. Notes
        2.15% due 10/20/2018*.....................      215,000     215,132
       Mizuho Bank, Ltd.
        Company Guar. Notes
        2.45% due 04/16/2019*.....................      275,000     277,729
                                                                -----------
                                                                  2,162,215
                                                                -----------
     BEVERAGES-NON-ALCOHOLIC -- 0.2%
       Coca-Cola Femsa SAB de CV
        Company Guar. Notes
        2.38% due 11/26/2018......................      742,000     753,267
                                                                -----------
     BEVERAGES-WINE/SPIRITS -- 0.1%
       Diageo Capital PLC
        Company Guar. Notes
        5.75% due 10/23/2017......................      487,000     519,374
                                                                -----------
     BREWERY -- 0.1%
       Anadolu Efes Biracilik Ve Malt Sanayii AS
        Senior Notes
        3.38% due 11/01/2022......................      350,000     306,901
                                                                -----------
     BUILDING PRODUCTS-CEMENT -- 0.1%
       CRH Finance BV
        Company Guar. Notes
        5.00% due 01/25/2019...................... EUR  300,000     386,717
                                                                -----------
     BUILDING-RESIDENTIAL/COMMERCIAL -- 0.3%
       Mattamy Group Corp.
        Company Guar. Notes
        6.50% due 11/15/2020*.....................    1,325,000   1,192,500
                                                                -----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                    PRINCIPAL     VALUE
                SECURITY DESCRIPTION                AMOUNT**     (NOTE 3)
     FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
     CABLE/SATELLITE TV -- 0.6%
       Altice Financing SA
        Senior Sec. Notes
        6.50% due 01/15/2022*.....................   $1,361,000 $1,384,817
       Altice Luxembourg SA
        Company Guar. Notes
        7.75% due 05/15/2022*.....................      650,000    639,652
       Virgin Media Secured Finance PLC
        Senior Sec. Notes
        5.25% due 01/15/2026*.....................      500,000    500,000
                                                                ----------
                                                                 2,524,469
                                                                ----------
     CELLULAR TELECOM -- 0.3%
       America Movil Sab De Cv
        Senior Notes
        2.13% due 03/10/2028...................... EUR  420,000    477,440
       America Movil SAB de CV
        Senior Notes
        5.00% due 10/27/2026...................... GBP  185,000    302,153
       Empresa Nacional de Telecomunicaciones SA
        Senior Notes
        4.88% due 10/30/2024......................      200,000    196,940
       Millicom International Cellular SA
        Senior Notes
        6.63% due 10/15/2021......................      200,000    201,250
       Turkcell Iletisim Hizmetleri AS
        Notes
        5.75% due 10/15/2025*.....................      200,000    194,456
                                                                ----------
                                                                 1,372,239
                                                                ----------
     CHEMICALS-DIVERSIFIED -- 0.3%
       NOVA Chemicals Corp.
        Senior Notes
        5.00% due 05/01/2025*.....................      800,000    778,000
       Solvay SA
        Senior Notes
        4.63% due 06/27/2018...................... EUR  325,000    405,906
                                                                ----------
                                                                 1,183,906
                                                                ----------
     CHEMICALS-PLASTICS -- 0.1%
       Mexichem SAB de CV
        Company Guar. Notes
        5.88% due 09/17/2044*.....................      440,000    394,350
                                                                ----------
     CONSUMER PRODUCTS-MISC. -- 0.1%
       Kimberly-Clark de Mexico SAB de CV
        Senior Notes
        3.25% due 03/12/2025*.....................      413,000    411,215
                                                                ----------
     CRUISE LINES -- 0.6%
       NCL Corp., Ltd.
        Senior Notes
        4.63% due 11/15/2020*.....................      615,000    618,075
       Royal Caribbean Cruises, Ltd.
        Senior Notes
        5.25% due 11/15/2022......................      140,000    147,700
       Royal Caribbean Cruises, Ltd.
        Senior Notes
        7.50% due 10/15/2027......................      571,000    646,658

                                                  PRINCIPAL     VALUE
                 SECURITY DESCRIPTION             AMOUNT**     (NOTE 3)
       CRUISE LINES (CONTINUED)
         Viking Cruises, Ltd.
          Senior Notes
          6.25% due 05/15/2025*.................   $1,001,000 $  838,337
                                                              ----------
                                                               2,250,770
                                                              ----------
       DIAMONDS/PRECIOUS STONES -- 0.0%
         Petra Diamonds US Treasury PLC
          Sec. Notes
          8.25% due 05/31/2020*.................      200,000    169,500
                                                              ----------
       DISPOSABLE MEDICAL PRODUCTS -- 0.2%
         ConvaTec Finance International SA
          1st. Mtg. Bonds
          8.25% due 01/15/2019*.................      800,000    792,500
                                                              ----------
       DIVERSIFIED BANKING INSTITUTIONS -- 2.3%
         BNP Paribas SA
          Senior Notes
          2.88% due 09/26/2023.................. EUR  400,000    520,558
         BNP Paribas SA FRS
          Sub. Notes
          2.88% due 03/20/2026.................. EUR  225,000    260,620
         Credit Agricole SA
          Senior Notes
          3.13% due 02/05/2026.................. EUR  200,000    267,519
         Credit Agricole SA
          Sub. Notes
          3.90% due 04/19/2021.................. EUR  350,000    456,097
         Credit Agricole SA
          Sub. Notes
          4.38% due 03/17/2025*.................      239,000    234,031
         Credit Agricole SA
          Senior Notes
          5.50% due 12/17/2021.................. GBP  250,000    421,034
         Deutsche Bank AG
          Senior Notes
          1.88% due 02/13/2018..................      564,000    560,410
         Deutsche Bank AG
          Sub. Notes
          4.50% due 04/01/2025..................      273,000    237,278
         HSBC Holdings PLC
          Senior Notes
          3.40% due 03/08/2021..................      215,000    219,406
         HSBC Holdings PLC
          Sub. Notes
          4.25% due 08/18/2025..................      393,000    388,233
         HSBC Holdings PLC
          Senior Notes
          4.30% due 03/08/2026..................      236,000    243,980
         HSBC Holdings PLC
          Senior Notes
          6.50% due 05/20/2024.................. GBP  150,000    262,925
         Lloyds Banking Group PLC
          Sub. Notes
          4.58% due 12/10/2025*.................      336,000    329,413
         Mitsubishi UFJ Financial Group, Inc.
          Senior Notes
          2.95% due 03/01/2021..................      514,000    523,684

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                  PRINCIPAL     VALUE
                 SECURITY DESCRIPTION             AMOUNT**     (NOTE 3)
        FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
        DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
          Mitsubishi UFJ Financial Group, Inc.
           Senior Notes
           3.85% due 03/01/2026.................   $  597,000 $  620,976
          Royal Bank of Scotland PLC FRS
           Sub. Notes
           10.50% due 03/16/2022................ EUR  700,000    864,235
          Societe Generale SA
           Senior Notes
           5.00% due 12/20/2018................. GBP  345,000    539,276
          Societe Generale SA
           Sub. Notes
           6.13% due 08/20/2018................. EUR  300,000    384,562
          UBS AG
           Senior Notes
           1.80% due 03/26/2018.................      372,000    373,257
          UBS AG London
           Senior Notes
           1.13% due 06/30/2020................. EUR  550,000    648,209
          UBS Group Funding Jersey, Ltd.
           Company Guar. Notes
           4.13% due 09/24/2025*................      202,000    202,288
          UBS Group Funding Jersey, Ltd.
           Company Guar. Notes
           4.13% due 04/15/2026*................      208,000    207,839
                                                              ----------
                                                               8,765,830
                                                              ----------
        DIVERSIFIED FINANCIAL SERVICES -- 0.2%
          GE Capital International Funding Co.
           Company Guar. Notes
           0.96% due 04/15/2016*................      695,000    695,038
                                                              ----------
        DIVERSIFIED MANUFACTURING OPERATIONS -- 0.1%
          Ingersoll-Rand Luxembourg Finance SA
           Company Guar. Notes
           4.65% due 11/01/2044.................      194,000    199,787
                                                              ----------
        DIVERSIFIED MINERALS -- 0.4%
          FMG Resources August 2006 Pty, Ltd.
           Company Guar. Notes
           8.25% due 11/01/2019*................      750,000    716,250
          FMG Resources August 2006 Pty, Ltd.
           Senior Sec. Notes
           9.75% due 03/01/2022*................      807,000    804,982
          Teck Resources, Ltd.
           Company Guar. Notes
           2.50% due 02/01/2018.................      171,000    149,625
                                                              ----------
                                                               1,670,857
                                                              ----------
        DIVERSIFIED OPERATIONS -- 0.1%
          KOC Holding AS
           Senior Notes
           5.25% due 03/15/2023*................      200,000    199,500
                                                              ----------
        E-COMMERCE/PRODUCTS -- 0.1%
          Alibaba Group Holding, Ltd.
           Company Guar. Notes
           3.60% due 11/28/2024.................      280,000    282,370
                                                              ----------

                                                     PRINCIPAL       VALUE
               SECURITY DESCRIPTION                  AMOUNT**       (NOTE 3)
   ELECTRIC-DISTRIBUTION -- 0.1%
     State Grid Overseas Investment 2014, Ltd.
      Company Guar. Notes
      4.13% due 05/07/2024*......................   $      200,000 $  218,302
                                                                   ----------
   ELECTRIC-GENERATION -- 0.5%
     Electricite de France SA
      Senior Notes
      2.35% due 10/13/2020*......................          980,000    989,993
     Electricite de France SA
      Senior Notes
      3.63% due 10/13/2025*......................          180,000    183,629
     Electricite de France SA
      Senior Notes
      4.95% due 10/13/2045*......................          413,000    425,803
     Electricite de France SA
      Senior Notes
      6.00% due 01/22/2114*......................          236,000    241,496
                                                                   ----------
                                                                    1,840,921
                                                                   ----------
   ELECTRIC-INTEGRATED -- 0.7%
     EDP Finance BV
      Senior Notes
      6.63% due 08/09/2017....................... GBP      290,000    439,733
     Empresas Publicas de Medellin ESP
      Senior Notes
      8.38% due 02/01/2021....................... COP  266,000,000     84,395
     Enel Finance International NV
      Company Guar. Notes
      5.00% due 09/14/2022....................... EUR      400,000    579,664
     Enel Finance International NV
      Company Guar. Notes
      5.63% due 08/14/2024....................... GBP      100,000    171,239
     GDF Suez
      Senior Notes
      2.38% due 05/19/2026....................... EUR      700,000    897,370
     Hrvatska Elektroprivreda
      Senior Notes
      5.88% due 10/23/2022*......................          200,000    205,160
     Iberdrola International BV
      Company Guar. Notes
      2.50% due 10/24/2022....................... EUR      300,000    380,758
     SSE PLC
      Senior Notes
      5.00% due 10/01/2018....................... GBP       90,000    140,371
                                                                   ----------
                                                                    2,898,690
                                                                   ----------
   ELECTRIC-TRANSMISSION -- 0.1%
     National Grid Electricity Transmission PLC
      Senior Notes
      6.50% due 07/27/2028....................... GBP      150,000    298,729
                                                                   ----------
   ELECTRONIC COMPONENTS-MISC. -- 0.0%
     Flextronics International, Ltd.
      Company Guar. Notes
      4.75% due 06/15/2025.......................          111,000    108,503
                                                                   ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                    PRINCIPAL      VALUE
               SECURITY DESCRIPTION                 AMOUNT**      (NOTE 3)
    FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
    ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.1%
      Sensata Technologies UK Financing Co. PLC
       Company Guar. Notes
       6.25% due 02/15/2026*.....................   $    230,000 $  244,950
                                                                 ----------
    ENGINEERING/R&D SERVICES -- 0.1%
      ABB Finance BV
       Company Guar. Notes
       2.63% due 03/26/2019...................... EUR    200,000    243,652
                                                                 ----------
    FINANCE-LEASING COMPANIES -- 0.5%
      Aircastle, Ltd.
       Senior Notes
       5.00% due 04/01/2023......................        486,000    488,430
      Fly Leasing, Ltd.
       Senior Notes
       6.38% due 10/15/2021......................      1,375,000  1,302,812
      Lincoln Finance, Ltd.
       Senior Sec. Notes
       7.38% due 04/15/2021*.....................        235,000    244,400
                                                                 ----------
                                                                  2,035,642
                                                                 ----------
    FOOD-MEAT PRODUCTS -- 0.1%
      BRF SA
       Senior Notes
       7.75% due 05/22/2018*(4).................. BRL  1,000,000    230,834
      Minerva Luxembourg SA
       Company Guar. Notes
       7.75% due 01/31/2023......................        200,000    201,750
                                                                 ----------
                                                                    432,584
                                                                 ----------
    FOOD-MISC./DIVERSIFIED -- 0.1%
      General Mills, Inc.
       Senior Notes
       2.10% due 11/16/2020...................... EUR    375,000    456,160
      Nestle Finance International, Ltd.
       Company Guar. Notes
       2.25% due 11/30/2023...................... GBP     75,000    111,360
                                                                 ----------
                                                                    567,520
                                                                 ----------
    FOOD-RETAIL -- 0.5%
      Carrefour SA
       Senior Notes
       4.00% due 04/09/2020...................... EUR    415,000    542,102
      Casino Guichard Perrachon SA
       Senior Notes
       3.16% due 08/06/2019...................... EUR    500,000    605,419
      Cencosud SA
       Company Guar. Notes
       5.15% due 02/12/2025......................        375,000    379,253
      Tesco PLC
       Senior Notes
       3.38% due 11/02/2018...................... EUR    275,000    328,093
                                                                 ----------
                                                                  1,854,867
                                                                 ----------
    GAMBLING (NON-HOTEL) -- 0.3%
      International Game Technology PLC
       Senior Sec. Notes
       6.25% due 02/15/2022*.....................        520,000    528,996

                                                      PRINCIPAL     VALUE
                 SECURITY DESCRIPTION                 AMOUNT**     (NOTE 3)
    GAMBLING (NON-HOTEL) (CONTINUED)
      International Game Technology PLC
       Senior Sec. Notes
       6.50% due 02/15/2025*........................   $  575,000 $  569,250
                                                                  ----------
                                                                   1,098,246
                                                                  ----------
    GAS-DISTRIBUTION -- 0.1%
      Gas Natural Capital Markets SA
       Company Guar. Notes
       5.13% due 11/02/2021......................... EUR  300,000    423,051
                                                                  ----------
    GAS-TRANSPORTATION -- 0.1%
      National Grid Gas PLC
       Senior Notes
       6.00% due 05/13/2038......................... GBP   60,000    120,968
      Transportadora de Gas del Peru SA
       Senior Notes
       4.25% due 04/30/2028.........................      200,000    194,000
                                                                  ----------
                                                                     314,968
                                                                  ----------
    GOLD MINING -- 0.1%
      Gold Fields Orogen Holding BVI, Ltd.
       Company Guar. Notes
       4.88% due 10/07/2020.........................      200,000    180,000
      Goldcorp, Inc.
       Senior Notes
       5.45% due 06/09/2044.........................      227,000    206,914
      Kinross Gold Corp.
       Company Guar. Notes
       5.95% due 03/15/2024.........................      144,000    122,448
                                                                  ----------
                                                                     509,362
                                                                  ----------
    INSURANCE-LIFE/HEALTH -- 0.1%
      AIA Group, Ltd.
       Senior Notes
       4.50% due 03/16/2046*........................      292,000    293,311
                                                                  ----------
    INSURANCE-MULTI-LINE -- 0.2%
      Willow No 2 Ireland PLC for Zurich Insurance
       Co., Ltd.
       Senior Sec. Notes
       3.38% due 06/27/2022......................... EUR  275,000    357,212
      XLIT, Ltd.
       Company Guar. Notes
       4.45% due 03/31/2025.........................      194,000    192,100
      XLIT, Ltd.
       Company Guar. Notes
       5.50% due 03/31/2045.........................      439,000    421,205
                                                                  ----------
                                                                     970,517
                                                                  ----------
    INSURANCE-PROPERTY/CASUALTY -- 0.0%
      Allied World Assurance Co. Holdings, Ltd.
       Company Guar. Notes
       4.35% due 10/29/2025.........................      163,000    163,328
                                                                  ----------
    INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.1%
      China Cinda Finance 2015 I, Ltd.
       Company Guar. Notes
       4.25% due 04/23/2025*........................      380,000    373,926
                                                                  ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                     PRINCIPAL     VALUE
                SECURITY DESCRIPTION                 AMOUNT**     (NOTE 3)
    FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
    MACHINERY-CONSTRUCTION & MINING -- 0.1%
      Ferreycorp SAA
       Company Guar. Notes
       4.88% due 04/26/2020........................   $  300,000 $  294,750
                                                                 ----------
    MACHINERY-GENERAL INDUSTRIAL -- 0.1%
      ATS Automation Tooling Systems, Inc.
       Senior Notes
       6.50% due 06/15/2023*.......................      569,000    585,359
                                                                 ----------
    MEDICAL-DRUGS -- 0.5%
      Grifols Worldwide Operations, Ltd.
       Company Guar. Notes
       5.25% due 04/01/2022........................      414,000    425,385
      Roche Finance Europe BV
       Company Guar. Notes
       5.38% due 08/29/2023........................ GBP  125,000    222,131
      Valeant Pharmaceuticals International, Inc.
       Company Guar. Notes
       5.38% due 03/15/2020*.......................    1,525,000  1,242,875
                                                                 ----------
                                                                  1,890,391
                                                                 ----------
    MEDICAL-GENERIC DRUGS -- 0.2%
      Actavis Funding SCS
       Company Guar. Notes
       3.00% due 03/12/2020........................      385,000    395,860
      Perrigo Finance Unlimited Co.
       Company Guar. Notes
       3.50% due 12/15/2021........................      444,000    452,574
                                                                 ----------
                                                                    848,434
                                                                 ----------
    METAL-COPPER -- 0.1%
      First Quantum Minerals, Ltd.
       Company Guar. Notes
       7.25% due 05/15/2022*.......................      537,000    359,790
                                                                 ----------
    METAL-DIVERSIFIED -- 0.1%
      Glencore Finance Europe SA
       Company Guar. Notes
       6.50% due 02/27/2019........................ GBP  200,000    293,225
                                                                 ----------
    METAL-IRON -- 0.1%
      Metalloinvest Finance, Ltd.
       Company Guar. Notes
       5.63% due 04/17/2020........................      200,000    198,087
                                                                 ----------
    MINING SERVICES -- 0.0%
      Consolidated Minerals, Ltd.
       Senior Sec. Notes
       8.00% due 05/15/2020*.......................      457,000    155,380
                                                                 ----------
    OIL & GAS DRILLING -- 0.1%
      Pacific Drilling SA
       Senior Sec. Notes
       5.38% due 06/01/2020*.......................    1,050,000    330,750
                                                                 ----------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.6%
      Anadarko Finance Co.
       Company Guar. Notes
       7.50% due 05/01/2031........................      165,000    178,659
      Baytex Energy Corp.
       Company Guar. Notes
       5.13% due 06/01/2021*.......................      466,000    328,530

                                                  PRINCIPAL     VALUE
                SECURITY DESCRIPTION              AMOUNT**     (NOTE 3)
       OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
         KazMunayGas National Co. JSC
          Senior Notes
          6.38% due 04/09/2021..................   $  450,000 $  462,429
         MEG Energy Corp.
          Company Guar. Notes
          6.38% due 01/30/2023*.................    1,194,000    704,460
         Novatek OAO via Novatek Finance, Ltd.
          Senior Notes
          6.60% due 02/03/2021..................      200,000    208,040
         Pertamina Persero PT
          Senior Notes
          4.88% due 05/03/2022*.................      500,000    507,892
                                                              ----------
                                                               2,390,010
                                                              ----------
       OIL COMPANIES-INTEGRATED -- 1.1%
         BP Capital Markets PLC
          Company Guar. Notes
          1.38% due 11/06/2017..................      425,000    423,627
         BP Capital Markets PLC
          Company Guar. Notes
          2.97% due 02/27/2026.................. EUR  450,000    584,996
         BP Capital Markets PLC
          Company Guar. Notes
          3.25% due 05/06/2022..................      286,000    294,331
         BP Capital Markets PLC
          Company Guar. Notes
          3.54% due 11/04/2024..................      194,000    198,201
         BP Capital Markets PLC
          Company Guar. Notes
          4.33% due 12/10/2018.................. GBP  100,000    153,734
         Ecopetrol SA
          Senior Notes
          4.13% due 01/16/2025..................      200,000    170,500
         Gazprom OAO Via Gaz Capital SA
          Senior Notes
          6.51% due 03/07/2022..................      200,000    209,398
         Lukoil International Finance BV
          Company Guar. Notes
          4.56% due 04/24/2023..................      200,000    190,958
         Petroleos de Venezuela SA
          Company Guar. Notes
          5.38% due 04/12/2027..................      350,000    111,090
         Petroleos de Venezuela SA
          Company Guar. Notes
          6.00% due 11/15/2026..................    1,200,000    370,200
         Petroleos Mexicanos
          Company Guar. Notes
          5.50% due 06/27/2044..................      221,000    183,629
         Petronas Capital, Ltd.
          Company Guar. Notes
          3.50% due 03/18/2025..................      275,000    279,955
         Shell International Finance BV
          Company Guar. Notes
          1.25% due 11/10/2017..................      283,000    283,337
         Shell International Finance BV
          Company Guar. Notes
          2.13% due 05/11/2020..................      309,000    311,865

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                 PRINCIPAL     VALUE
                 SECURITY DESCRIPTION            AMOUNT**     (NOTE 3)
        FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
        OIL COMPANIES-INTEGRATED (CONTINUED)
          Shell International Finance BV
           Company Guar. Notes
           2.25% due 11/10/2020................   $  327,000 $  331,676
          Total Capital International SA
           Company Guar. Notes
           2.25% due 12/17/2020................ GBP   95,000    140,641
                                                             ----------
                                                              4,238,138
                                                             ----------
        OIL REFINING & MARKETING -- 0.1%
          Reliance Industries, Ltd.
           Senior Notes
           4.13% due 01/28/2025*...............      250,000    257,233
          Thai Oil PCL
           Senior Notes
           3.63% due 01/23/2023*...............      200,000    202,085
                                                             ----------
                                                                459,318
                                                             ----------
        PAPER & RELATED PRODUCTS -- 0.2%
          Cascades, Inc.
           Senior Notes
           5.75% due 07/15/2023*...............      680,000    641,750
          Klabin Finance SA
           Company Guar. Notes
           5.25% due 07/16/2024*...............      200,000    188,830
                                                             ----------
                                                                830,580
                                                             ----------
        PETROCHEMICALS -- 0.2%
          Alpek SAB de CV
           Company Guar. Notes
           5.38% due 08/08/2023*...............      400,000    417,000
          Braskem Finance, Ltd.
           Company Guar. Notes
           5.75% due 04/15/2021................      200,000    190,540
                                                             ----------
                                                                607,540
                                                             ----------
        PIPELINES -- 0.1%
          Southern Gas Corridor CJSC
           Government Guar. Notes
           6.88% due 03/24/2026*...............      500,000    500,475
                                                             ----------
        PRINTING-COMMERCIAL -- 0.2%
          Cimpress NV
           Company Guar. Notes
           7.00% due 04/01/2022*...............      890,000    881,100
                                                             ----------
        RETAIL-MAJOR DEPARTMENT STORES -- 0.1%
          LS Finance 2022, Ltd.
           Company Guar. Notes
           4.25% due 10/16/2022................      300,000    297,383
          Marks & Spencer PLC
           Senior Notes
           6.13% due 12/06/2021................ GBP  160,000    270,133
                                                             ----------
                                                                567,516
                                                             ----------
        SATELLITE TELECOM -- 0.2%
          Intelsat Jackson Holdings SA
           Company Guar. Notes
           7.25% due 04/01/2019................      830,000    612,125

                                                 PRINCIPAL       VALUE
               SECURITY DESCRIPTION              AMOUNT**       (NOTE 3)
      SATELLITE TELECOM (CONTINUED)
        Intelsat Luxembourg SA
         Company Guar. Notes
         7.75% due 06/01/2021................   $      730,000 $  217,175
                                                               ----------
                                                                  829,300
                                                               ----------
      SECURITY SERVICES -- 0.2%
        Garda World Security Corp.
         Company Guar. Notes
         7.25% due 11/15/2021*...............        1,111,000    855,470
                                                               ----------
      SPECIAL PURPOSE ENTITY -- 0.0%
        Hellas Telecommunications
         Luxembourg II SCA FRS
         Sub. Notes
         6.26% due 01/15/2015*+(3)(4)(7)(13).        1,330,000          0
                                                               ----------
      STEEL-PRODUCERS -- 0.2%
        ArcelorMittal
         Senior Notes
         7.25% due 02/25/2022................          943,000    933,099
                                                               ----------
      SUGAR -- 0.1%
        Cosan Luxembourg SA
         Company Guar. Notes
         9.50% due 03/14/2018*(4)............ BRL    1,590,000    362,605
                                                               ----------
      SUPRANATIONAL BANKS -- 0.3%
        European Investment Bank
         Senior Notes
         2.63% due 03/15/2035................ EUR      285,000    412,712
        North American Development Bank
         Senior Notes
         2.30% due 10/10/2018................          584,000    598,557
                                                               ----------
                                                                1,011,269
                                                               ----------
      TELEPHONE-INTEGRATED -- 0.7%
        British Telecom PLC
         Senior Notes
         6.63% due 06/23/2017................      GBP 150,000    228,794
        British Telecommunications PLC
         Senior Notes
         1.13% due 06/10/2019................ EUR      250,000    292,026
        British Telecommunications PLC
         Senior Notes
         8.63% due 03/26/2020................ GBP      145,000    262,360
        Empresa de Telecomunicaciones de
         Bogota
         Senior Notes
         7.00% due 01/17/2023*............... COP  640,000,000    164,631
        Koninklijke KPN NV
         Senior Notes
         5.75% due 09/17/2029................ GBP      200,000    348,957
        Oi SA
         Senior Notes
         9.75% due 09/15/2016*(4)............ BRL      575,000     52,972
        Orange SA
         Senior Notes
         3.88% due 01/14/2021................ EUR      300,000    397,180

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                  PRINCIPAL     VALUE
                 SECURITY DESCRIPTION             AMOUNT**     (NOTE 3)
         FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
         TELEPHONE-INTEGRATED (CONTINUED)
           Orange SA
            Senior Notes
            7.25% due 11/10/2020................ GBP  90,000  $   160,208
           Telecom Italia Capital SA
            Company Guar. Notes
            7.72% due 06/04/2038................     480,000      503,093
           Telefonica Emisiones SAU
            Company Guar. Notes
            4.69% due 11/11/2019................ EUR 100,000      131,329
                                                              -----------
                                                                2,541,550
                                                              -----------
         TRANSPORT-MARINE -- 0.1%
           PT Pelabuhan Indonesia II
            Senior Notes
            4.25% due 05/05/2025*...............     300,000      287,112
                                                              -----------
         TRANSPORT-RAIL -- 0.1%
           Canadian Pacific Railway Co.
            Senior Notes
            6.13% due 09/15/2115................     214,000      229,453
                                                              -----------
         TRANSPORT-SERVICES -- 0.1%
           Autostrade Per L' Italia
            Senior Unsecured Notes
            1.63% due 06/12/2023................ EUR 375,000      444,559
                                                              -----------
         WAREHOUSING & HARBOR TRANSPORTATION SERVICES -- 0.1%
           DP World, Ltd.
            Senior Notes
            6.85% due 07/02/2037................     200,000      203,892
                                                              -----------
         TOTAL FOREIGN CORPORATE BONDS & NOTES
            (cost $91,087,144)..................               84,630,219
                                                              -----------
         FOREIGN GOVERNMENT OBLIGATIONS -- 8.3%
         ELECTRIC-DISTRIBUTION -- 0.2%
           Hydro-Quebec
            Government Guar. Notes
            1.38% due 06/19/2017................     527,000      529,614
                                                              -----------
         SOVEREIGN -- 8.1%
           Arab Republic of Egypt
            Senior Notes
            6.88% due 04/30/2040................     200,000      170,040
           Dominican Republic
            Senior Notes
            5.50% due 01/27/2025*...............     415,000      415,000
           Dominican Republic
            Senior Bonds
            5.88% due 04/18/2024................     380,000      389,500
           Dominican Republic
            Notes
            6.88% due 01/29/2026*...............     200,000      212,500
           Dominican Republic
            Senior Bonds
            7.45% due 04/30/2044................     350,000      367,500
           Dominican Republic
            Senior Notes
            8.63% due 04/20/2027................     350,000      393,750

                                              PRINCIPAL     VALUE
                 SECURITY DESCRIPTION         AMOUNT**     (NOTE 3)
            SOVEREIGN (CONTINUED)
              Federal Republic of Germany
               Bonds
               0.50% due 02/15/2025......... EUR  200,000 $  236,900
              Federal Republic of Germany
               Bonds
               1.75% due 02/15/2024......... EUR  900,000  1,174,096
              Federal Republic of Germany
               Bonds
               2.50% due 08/15/2046......... EUR  175,000    287,425
              Federal Republic of Germany
               Bonds
               6.25% due 01/04/2030......... EUR  550,000  1,120,621
              Government of Finland
               Senior Bonds
               2.63% due 07/04/2042*........ EUR  130,000    202,816
              Islamic Republic of Pakistan
               Senior Notes
               8.25% due 04/15/2024.........      200,000    212,422
              Islamic Republic of Pakistan
               Senior Notes
               8.25% due 09/30/2025*........      500,000    531,643
              Kingdom of Belgium
               Bonds
               5.00% due 03/28/2035*........ EUR  225,000    428,846
              Lebanese Republic
               Senior Notes
               6.60% due 11/27/2026.........      700,000    679,070
              Lebanese Republic
               Senior Notes
               8.25% due 04/12/2021.........      190,000    205,800
              Oriental Republic of Uruguay
               Senior Notes
               5.10% due 06/18/2050.........      760,000    706,800
              Republic of Angola
               Senior Notes
               9.50% due 11/12/2025*........      425,000    386,750
              Republic of Armenia
               Senior Notes
               6.00% due 09/30/2020.........      250,000    247,085
              Republic of Armenia
               Notes
               7.15% due 03/26/2025.........      700,000    689,080
              Republic of Colombia
               Senior Notes
               6.13% due 01/18/2041.........      250,000    262,500
              Republic of Costa Rica
               Senior Notes
               7.16% due 03/12/2045*........      280,000    253,400
              Republic of Croatia
               Senior Notes
               6.75% due 11/05/2019.........      600,000    658,284
              Republic of El Salvador
               Senior Notes
               7.63% due 02/01/2041.........      280,000    237,300

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                            PRINCIPAL   VALUE
                  SECURITY DESCRIPTION      AMOUNT**   (NOTE 3)
                FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
                SOVEREIGN (CONTINUED)
                  Republic of Ghana
                   Government Guar. Notes
                   10.75% due 10/14/2030... $  200,000 $195,190
                  Republic of Hungary
                   Senior Notes
                   4.00% due 03/25/2019....    200,000  207,500
                  Republic of Hungary
                   Senior Notes
                   5.75% due 11/22/2023....    670,000  763,130
                  Republic of Hungary
                   Senior Notes
                   7.63% due 03/29/2041....    340,000  481,440
                  Republic of Indonesia
                   Senior Notes
                   5.95% due 01/08/2046*...    470,000  520,900
                  Republic of Indonesia
                   Senior Notes
                   6.63% due 02/17/2037....    117,000  135,640
                  Republic of Ivory Coast
                   Senior Notes
                   5.38% due 07/23/2024....    400,000  367,000
                  Republic of Ivory Coast
                   Senior Notes
                   6.38% due 03/03/2028....    200,000  189,000
                  Republic of Lebanon
                   Notes
                   6.65% due 02/26/2030....    200,000  196,150
                  Republic of Lithuania
                   Senior Notes
                   6.63% due 02/01/2022....    500,000  603,931
                  Republic of Mozambique
                   Government Guar. Notes
                   6.31% due 09/11/2020....    738,000  621,839
                  Republic of Panama
                   Senior Notes
                   3.75% due 03/16/2025....    600,000  616,500
                  Republic of Panama
                   Senior Notes
                   5.20% due 01/30/2020....    320,000  352,800
                  Republic of Panama
                   Senior Notes
                   6.70% due 01/26/2036....    670,000  854,250
                  Republic of Paraguay
                   Senior Notes
                   6.10% due 08/11/2044....    350,000  357,000
                  Republic of Peru
                   Senior Notes
                   6.55% due 03/14/2037....    500,000  622,500
                  Republic of Poland
                   Senior Notes
                   3.25% due 04/06/2026....    700,000  699,398
                  Republic of Poland
                   Senior Notes
                   4.00% due 01/22/2024....    770,000  822,129
                  Republic of Poland
                   Senior Notes
                   5.13% due 04/21/2021....     50,000   55,875
                  Republic of Serbia
                   Senior Notes
                   7.25% due 09/28/2021....    750,000  838,125

                                              PRINCIPAL   VALUE
                  SECURITY DESCRIPTION        AMOUNT**   (NOTE 3)
              SOVEREIGN (CONTINUED)
                Republic of South Africa
                 Senior Notes
                 5.38% due 07/24/2044........ $  200,000 $197,632
                Republic of South Africa
                 Senior Notes
                 5.38% due 07/24/2044........    200,000  197,632
                Republic of South Africa
                 Senior Notes
                 5.50% due 03/09/2020........    350,000  370,597
                Republic of South Africa
                 Senior Notes
                 5.88% due 09/16/2025........    350,000  378,647
                Republic of South Africa
                 Senior Notes
                 6.88% due 05/27/2019........    350,000  384,496
                Republic of Sri Lanka
                 Senior Notes
                 6.85% due 11/03/2025*.......    800,000  762,583
                Republic of the Philippines
                 Senior Notes
                 3.70% due 03/01/2041........    200,000  211,453
                Republic of the Philippines
                 Senior Notes
                 4.00% due 01/15/2021........    330,000  362,306
                Republic of the Philippines
                 Senior Notes
                 8.38% due 06/17/2019........    100,000  121,575
                Republic of the Philippines
                 Senior Notes
                 10.63% due 03/16/2025.......    341,000  559,254
                Republic of Turkey
                 Senior Notes
                 3.25% due 03/23/2023........  1,040,000  980,198
                Republic of Turkey
                 Senior Notes
                 4.88% due 04/16/2043........    330,000  306,158
                Republic of Venezuela
                 Senior Notes
                 7.00% due 12/01/2018........    450,000  180,000
                Republic of Venezuela
                 Senior Notes
                 9.00% due 05/07/2023........    370,000  129,500
                Republic of Venezuela
                 Senior Notes
                 9.38% due 01/13/2034........    278,000   98,690
                Republic of Venezuela
                 Senior Bonds
                 11.75% due 10/21/2026.......    560,000  219,800
                Republic of Venezuela
                 Senior Bonds
                 11.95% due 08/05/2031.......    555,000  219,225
                Republic of Venezuela
                 Senior Bonds
                 12.75% due 08/23/2022.......    790,000  339,700
                Republic of Zambia
                 Notes
                 5.38% due 09/20/2022........    410,000  311,600

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                PRINCIPAL      VALUE
                SECURITY DESCRIPTION            AMOUNT**      (NOTE 3)
        FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
        SOVEREIGN (CONTINUED)
          Republic of Zambia
           Senior Notes
           8.50% due 04/14/2024..............   $    750,000 $   620,625
          Russian Federation
           Senior Notes
           5.88% due 09/16/2043..............        200,000     206,370
          Russian Federation
           Notes
           12.75% due 06/24/2028.............        250,000     414,700
          United Kingdom Gilt Treasury
           Bonds
           4.50% due 09/07/2034.............. GBP    650,000   1,279,396
          United Mexican States
           Senior Notes
           3.60% due 01/30/2025..............        447,000     455,940
          United Mexican States
           Senior Notes
           4.13% due 01/21/2026..............        600,000     629,100
          United Mexican States
           Senior Notes
           4.75% due 03/08/2044..............        770,000     768,075
          United Mexican States
           Senior Notes
           6.05% due 01/11/2040..............        900,000   1,055,250
                                                             -----------
                                                              31,729,927
                                                             -----------
        TOTAL FOREIGN GOVERNMENT OBLIGATIONS
           (cost $33,950,300)................                 32,259,541
                                                             -----------
        U.S. GOVERNMENT AGENCIES -- 9.1%
        FEDERAL HOME LOAN MTG. CORP. -- 2.6%
           2.12% due 02/01/2037 FRS..........         28,982      30,082
           2.50% due 01/01/2028..............        309,567     319,362
           2.50% due 04/01/2028..............        105,646     108,861
           2.66% due 11/01/2037 FRS..........        178,057     187,950
           3.00% due 08/01/2043..............      1,114,116   1,142,308
           3.00% due 07/01/2045..............        871,368     892,922
           3.00% due 10/01/2045..............        305,355     312,908
           3.00% due 12/01/2045..............         99,168     101,621
           3.50% due 03/01/2042..............        418,068     438,122
           3.50% due 04/01/2042..............        429,940     450,960
           3.50% due 09/01/2043..............        496,072     522,433
           3.50% due 03/01/2045..............        525,903     550,977
           3.50% due 08/01/2045..............        178,623     187,724
           3.50% due 10/01/2045..............        293,605     307,580
           3.50% due 11/01/2045..............        140,987     147,697
           3.50% due 02/01/2046..............      1,347,587   1,411,728
           4.00% due 09/01/2040..............      1,194,942   1,278,556
           4.00% due 07/01/2044..............        194,384     207,561
           4.00% due 10/01/2045..............        339,701     362,929
           4.00% due 11/01/2045..............        300,333     320,870
           4.50% due 02/01/2020..............          8,753       9,066
           4.50% due 08/01/2020..............         19,188      19,832
           4.50% due 01/01/2039..............         25,057      27,201
           4.50% due 12/01/2039..............         15,540      17,129
           5.00% due 02/01/2034..............         34,067      37,895
           5.00% due 05/01/2034..............         54,034      60,353

                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT**    (NOTE 3)
       FEDERAL HOME LOAN MTG. CORP. (CONTINUED)
          5.00% due 11/01/2043.................... $  338,158 $   374,244
          5.50% due 05/01/2037....................     91,331     102,326
          6.00% due 03/01/2040....................     70,317      80,160
          6.50% due 02/01/2035....................     26,091      30,654
         Federal Home Loan Mtg. Corp. REMIC FRS
          Series 3572, Class JS
          6.36% due 09/15/2039(2)(9)(14)..........    767,849     116,639
          Series 1103, Class N
          11.57% due 06/15/2021(2)(9).............        669          89
         Federal Home Loan Mtg. Corp. Structured
          Agency Credit Risk......................
          Series 2014-DN1, Class M2...............
          2.63% due 02/25/2024 FRS(2).............     84,000      83,866
          Series 2014-HQ2, Class M2...............
          2.63% due 09/25/2024 FRS(2).............    150,000     148,113
                                                              -----------
                                                               10,390,718
                                                              -----------
       FEDERAL NATIONAL MTG. ASSOC. -- 6.2%
         Federal National Mtg. Assoc
          2.37% due 09/01/2035 FRS................    128,495     133,878
          2.39% due 05/01/2037 FRS................     46,978      49,127
          2.47% due 10/01/2035 FRS................    126,411     133,631
          2.49% due 07/01/2039 FRS................    113,827     119,318
          2.50% due 02/01/2031....................    302,628     310,958
          2.50% due April 15 TBA..................    875,000     898,242
          2.51% due 11/01/2036 FRS................     80,159      84,701
          2.58% due 10/01/2040 FRS................     48,883      51,799
          2.66% due 05/01/2040 FRS................    151,535     159,781
          2.67% due 10/01/2040 FRS................     78,897      82,709
          2.70% due 08/01/2035 FRS................    103,339     108,904
          3.00% due 10/01/2027....................    374,057     391,674
          3.00% due 11/01/2027....................    391,025     409,402
          3.00% due 03/01/2042....................    171,385     176,134
          3.00% due 12/01/2042....................    175,932     180,905
          3.00% due 05/01/2043....................    962,984     989,953
          3.00% due 06/01/2045....................     48,208      49,619
          3.00% due 10/01/2030....................    301,968     315,595
          3.00% due April 15 TBA..................    686,000     716,548
          3.00% due April 30 TBA..................  2,733,000   2,803,460
          3.50% due 08/01/2026....................    150,334     158,995
          3.50% due 08/01/2027....................    167,128     176,702
          3.50% due 10/01/2028....................     53,950      57,431
          3.50% due 08/01/2042....................    170,970     179,672
          3.50% due 02/01/2043....................    156,706     166,370
          3.50% due 07/01/2045....................    140,964     147,951
          3.50% due 08/01/2045....................    265,307     278,690
          3.50% due 09/01/2045....................    155,567     163,185
          3.50% due 10/01/2045....................    297,814     313,951
          3.50% due 11/01/2045....................    320,746     336,873
          3.50% due April 30 TBA..................  4,143,000   4,343,839
          4.00% due 11/01/2025....................    233,141     249,222
          4.00% due 06/01/2039....................    437,139     476,285
          4.00% due 09/01/2040....................    358,535     384,128
          4.00% due 10/01/2040....................    426,007     456,393
          4.00% due 11/01/2041....................    332,481     356,176
          4.00% due 12/01/2043....................     12,818      13,919
          4.00% due 10/01/2044....................    152,884     163,337
          4.00% due 02/01/2045....................    118,251     126,642

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                AMOUNT**    (NOTE 3)
    U.S. GOVERNMENT AGENCIES (CONTINUED)             ..........
    FEDERAL NATIONAL MTG. ASSOC. (CONTINUED)
       4.00% due April 30 TBA....................... $2,794,000 $ 2,985,214
       4.50% due 06/01/2019.........................     23,898      24,744
       4.50% due 11/01/2022.........................     63,218      66,361
       4.50% due 06/01/2023.........................     30,722      32,515
       4.50% due 07/01/2041.........................     50,084      54,511
       4.50% due 12/01/2044.........................    368,572     400,775
       4.50% due April 30 TBA.......................  2,793,000   3,039,133
       5.00% due 06/01/2019.........................     19,272      19,982
       5.00% due 01/01/2023.........................     16,156      17,363
       5.00% due 03/01/2034.........................     28,014      31,024
       5.00% due 05/01/2035.........................     18,252      20,233
       5.00% due 05/01/2040.........................    142,484     158,405
       5.00% due 07/01/2040.........................    141,622     156,966
       5.50% due 06/01/2038.........................     45,523      51,595
       6.00% due 02/01/2032.........................      5,252       5,984
       6.00% due 05/01/2034.........................      2,754       3,170
       6.00% due 10/01/2034.........................     21,573      24,582
       7.50% due 01/01/2030.........................      1,367       1,409
       8.00% due 11/01/2028.........................      4,887       5,724
      Fannie Mae Connecticut Avenue Securities FRS
       Series 2014-C01, Class M1
       2.03% due 01/25/2024(2)......................    152,193     151,968
      Federal National Mtg. Assoc., REMIC
       Series 1989-2, Class D
       8.80% due 01/25/2019(2)......................      4,143       4,403
                                                                -----------
                                                                 23,972,160
                                                                -----------
    GOVERNMENT NATIONAL MTG. ASSOC. -- 0.2%
       3.00% due 02/20/2045.........................    204,580     212,199
       3.00% due 05/20/2045.........................    131,669     136,573
       3.50% due 03/20/2045.........................    161,899     171,321
       3.50% due 04/20/2045.........................    219,419     232,188
                                                                -----------
                                                                    752,281
                                                                -----------
    TENNESSEE VALLEY AUTHORITY -- 0.1%
       1.75% due 10/15/2018.........................    335,000     341,442
                                                                -----------
    TOTAL U.S. GOVERNMENT AGENCIES
       (cost $34,961,209)...........................             35,456,601
                                                                -----------
    U.S. GOVERNMENT TREASURIES -- 3.7%
    UNITED STATES TREASURY BONDS -- 0.2%
       3.00% due 11/15/2045.........................    794,000     857,179
                                                                -----------
    UNITED STATES TREASURY NOTES -- 3.5%
       0.13% due 04/15/2018 TIPS(11)................  1,316,932   1,340,235
       0.63% due 11/30/2017.........................  7,500,000   7,487,985
       0.75% due 01/15/2017.........................        400         400
       0.75% due 01/31/2018.........................    394,000     394,139
       1.13% due 02/28/2021.........................    238,000     237,024
       1.38% due 09/30/2020.........................  1,289,000   1,299,775
       1.38% due 01/31/2021.........................    394,000     396,832
       1.63% due 02/15/2026.........................  1,803,000   1,776,801
       1.75% due 12/31/2020.........................    497,000     509,172
                                                                -----------
                                                                 13,442,363
                                                                -----------
    TOTAL U.S. GOVERNMENT TREASURIES
       (cost $14,319,435)...........................             14,299,542
                                                                -----------

                                                    PRINCIPAL
                                                    AMOUNT**/   VALUE
                  SECURITY DESCRIPTION               SHARES    (NOTE 3)
        LOANS(5)(6)(16) -- 0.6%
        AEROSPACE/DEFENSE -- 0.1%
          Vencore Inc FRS
           1st Lien
           5.75% due 11/23/2019.................... $517,838  $  512,659
                                                              ----------
        CASINO HOTELS -- 0.1%
          Caesars Growth Properties Holdings LLC
           BTL-B
           5.25% due 05/08/2021....................  357,143     290,179
                                                              ----------
        E-COMMERCE/SERVICES -- 0.1%
          Rentpath, Inc. FRS
           2nd Lien
           10.00% due 12/17/2022...................  693,906     544,716
                                                              ----------
        ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.2%
          SunEdison Semiconductor, Ltd. FRS
           BTL
           6.50% due 05/27/2019....................  663,126     644,890
                                                              ----------
        OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
          American Energy-Marcellus LLC FRS
           2nd Lien
           8.50% due 08/04/2021....................  199,129       7,633
                                                              ----------
        PUBLISHING-BOOKS -- 0.1%
          Cengage Learning Acquisitions, Inc. FRS
           1st Lien
           7.00% due 03/31/2020....................  427,856     425,396
                                                              ----------
        TOTAL LOANS
           (cost $2,756,718).......................            2,425,473
                                                              ----------
        MUNICIPAL BONDS & NOTES -- 0.5%
          Ohio State University
           Revenue Bonds
           Series A
           4.80% due 06/01/2011....................  616,000     661,750
          Port Authority of New York & New Jersey
           Revenue Bonds
           Series 168
           4.93% due 10/01/2051....................  353,000     404,859
          Port Authority of New York & New Jersey
           Revenue Bonds
           Series 174
           4.46% due 10/01/2062....................  725,000     758,082
                                                              ----------
        TOTAL MUNICIPAL BONDS & NOTES
           (cost $1,687,993).......................            1,824,691
                                                              ----------
        COMMON STOCKS -- 0.2%
        POWER CONVERTER/SUPPLY EQUIPMENT -- 0.0%
        TELEVISION -- 0.2%
          ION Media Networks, Inc.+(3)(4)
           (cost $163,657).........................      655     639,636
                                                              ----------
        PREFERRED SECURITIES -- 0.2%
        ELECTRIC-DISTRIBUTION -- 0.1%
          Entergy Louisiana LLC
           4.70%...................................   12,025     296,897
                                                              ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                   SHARES/
                                                  PRINCIPAL      VALUE
                SECURITY DESCRIPTION              AMOUNT**      (NOTE 3)
      PREFERRED SECURITIES (CONTINUED)
      SOVEREIGN AGENCY -- 0.0%
        Federal Home Loan Mtg. Corp. FRS
         Series Z
         8.38%+................................   $     11,300 $   35,030
                                                               ----------
      TELECOM SERVICES -- 0.1%
        Qwest Corp.
         6.13%.................................         23,325    570,530
                                                               ----------
      TOTAL PREFERRED SECURITIES
         (cost $1,058,158).....................                   902,457
                                                               ----------
      PREFERRED SECURITIES/CAPITAL SECURITIES -- 3.6%
      BANKS COMMERCIAL -- 0.1%
        Cooperatieve Rabobank UA VRS
         0.50% due 06/29/2020(12).............. EUR    300,000    328,719
                                                               ----------
      BANKS-FIDUCIARY -- 0.1%
        Bank of New York Mellon Corp. FRS
         Series E
         4.95% due 06/20/2020(12)..............        369,000    368,539
                                                               ----------
      BANKS-MONEY CENTER -- 0.1%
        ABN Amro Bank NV VRS
         5.75% due 09/22/2020(12).............. EUR    300,000    326,435
                                                               ----------
      BANKS-SUPER REGIONAL -- 0.2%
        Fifth Third Bancorp FRS
         Series J
         4.90% due 09/30/2019(12)..............        558,000    486,855
        Wells Fargo Capital X
         5.95% due 12/01/2086..................        223,000    226,969
                                                               ----------
                                                                  713,824
                                                               ----------
      BUILDING SOCIETIES -- 0.1%
        Nationwide Building Society FRS
         6.88% due 06/20/2019(12).............. GBP    185,000    248,435
                                                               ----------
      DIVERSIFIED BANKING INSTITUTIONS -- 1.5%
        BAC Capital Trust XIII FRS
         Series F
         4.00% due 04/21/2016(12)..............      1,070,000    765,050
        Bank of America Corp. FRS
         Series AA
         6.10% due 03/17/2025(12)..............        620,000    610,700
        Citigroup, Inc. FRS
         5.95% due 05/15/2025(12)..............        762,000    733,425
        Credit Agricole SA VRS
         6.63% due 09/23/2019*(12).............        524,000    492,434
        Deutsche Bank AG VRS
         7.50% due 04/30/2025(12)..............        600,000    514,500
        Goldman Sachs Group, Inc. FRS
         Series M
         5.38% due 05/10/2020(12)..............        209,000    202,187
        HSBC Holdings PLC VRS
         5.25% due 09/16/2022(12).............. EUR    275,000    279,596
        JPMorgan Chase & Co. FRS
         Series U
         6.13% due 04/30/2024(12)..............      1,393,000  1,426,084

                                                      PRINCIPAL     VALUE
                SECURITY DESCRIPTION                  AMOUNT**     (NOTE 3)
   DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
     Lloyds Banking Group PLC VRS
      7.00% due 06/27/2019(12)...................... GBP  225,000 $  307,402
     Societe Generale SA VRS
      7.88% due 12/18/2023*(12).....................      715,000    666,715
                                                                  ----------
                                                                   5,998,093
                                                                  ----------
   ELECTRIC-INTEGRATED -- 0.2%
     Dominion Resources, Inc. FRS
      5.75% due 10/01/2054..........................      315,000    302,085
     Enel SpA FRS
      6.50% due 01/10/2074.......................... EUR  175,000    215,224
     Engie SA FRS
      3.88% due 07/10/2018(12)...................... EUR  100,000    118,768
     Gas Natural Fenosa Finance BV FRS
      4.13% due 11/18/2022(12)...................... EUR  100,000    111,816
                                                                  ----------
                                                                     747,893
                                                                  ----------
   FINANCE-INVESTMENT BANKER/BROKER -- 0.0%
     Lehman Brothers Holdings Capital Trust VII
      Escrow Security
      0.00% +(4)....................................      222,000         22
                                                                  ----------
   FINANCE-OTHER SERVICES -- 0.1%
     National Rural Utilities Cooperative Finance
      Corp. FRS
      4.75% due 04/30/2043..........................      547,000    526,843
                                                                  ----------
   FINANCIAL GUARANTEE INSURANCE -- 0.2%
     Assured Guaranty Municipal Holdings, Inc. FRS
      6.40% due 12/15/2066*.........................    1,046,000    711,280
                                                                  ----------
   FOOD-DAIRY PRODUCTS -- 0.4%
     Land O'Lakes Capital Trust I
      7.45% due 03/15/2028*.........................    1,450,000  1,522,500
                                                                  ----------
   INSURANCE-LIFE/HEALTH -- 0.0%
     Prudential Financial, Inc. FRS
      5.38% due 05/15/2045..........................      131,000    129,690
                                                                  ----------
   INSURANCE-MULTI-LINE -- 0.2%
     MetLife Capital Trust IV
      7.88% due 12/15/2067*.........................      197,000    226,550
     MetLife, Inc.
      6.40% due 12/15/2066..........................      533,000    550,589
                                                                  ----------
                                                                     777,139
                                                                  ----------
   INSURANCE-REINSURANCE -- 0.1%
     Muenchener Rueckversicherungs-Gesellschaft
      AG VRS
      7.63% due 06/21/2028.......................... GBP  225,000    355,386
                                                                  ----------
   OIL COMPANIES-INTEGRATED -- 0.1%
     TOTAL SA FRS
      2.25% due 02/26/2021(12)...................... EUR  175,000    187,284
                                                                  ----------
   PIPELINES -- 0.0%
     TransCanada Trust FRS
      5.63% due 05/20/2075..........................      166,000    146,188
                                                                  ----------

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                PRINCIPAL       VALUE
              SECURITY DESCRIPTION              AMOUNT**       (NOTE 3)
      PREFERRED SECURITIES/CAPITAL SECURITIES (CONTINUED)
      TELEPHONE-INTEGRATED -- 0.1%
        Telefonica Europe BV VRS
         5.00% due 03/31/2020(12)............ EUR   300,000  $    345,152
                                                             ------------
      TOOLS-HAND HELD -- 0.2%
        Stanley Black & Decker, Inc. FRS
         5.75% due 12/15/2053................       629,000       660,451
                                                             ------------
      TOTAL PREFERRED SECURITIES/CAPITAL SECURITIES
         (cost $14,197,412)..................                  14,093,873
                                                             ------------
      TOTAL LONG-TERM INVESTMENT SECURITIES
         (cost $386,666,811).................                 371,726,753
                                                             ------------
      SHORT-TERM INVESTMENT SECURITIES -- 5.1%
      TIME DEPOSITS -- 5.1%
        Euro Time Deposit with State Street
         Bank and Trust Co.
         0.01% due 04/01/2016
         (cost $19,933,000)..................   $19,933,000    19,933,000
                                                             ------------
      REPURCHASE AGREEMENTS -- 2.0%
        State Street Bank and Trust Co.
         Joint Repurchase Agreement(15)
         (cost $7,731,000)...................     7,731,000     7,731,000
                                                             ------------
      TOTAL INVESTMENTS
         (cost $414,330,811)(10).............         103.0%  399,390,753
      Liabilities in excess of other assets..          (3.0)  (11,704,408)
                                              -------------  ------------
      NET ASSETS                                      100.0% $387,686,345
                                              =============  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2016, the aggregate value of these securities was $97,667,571 representing 25.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**   Denominated in United States Dollars unless otherwise indicated.
+    Non-income producing security
(1)  Commercial Mortgage Backed Security
(2)  Collateralized Mortgage Obligation
(3) Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(4) Illiquid security. At March 31, 2016, the aggregate value of these securities was $1,291,535 representing 0.3% of net assets.
(5) Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(6) The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)  Company has filed for bankruptcy protection.
(8)  Subsequent to March 31, 2016, security is in default of interest.
(9)  Interest Only
(10) See Note 6 for cost of investments on a tax basis.
(11) Principal amount of security is adjusted for inflation.
(12) Perpetual maturity -- maturity date reflects the next call date.
(13) Security in default of interest and principal at maturity.
(14) Inverse floater
(15) See Note 3 for details of Joint Repurchase Agreement
(16) All loans in the fund were purchased through assignment agreements unless otherwise indicated.
(17) Subsequent to March 31, 2016, company has filed for bankruptcy protection. BTL --Bank Term Loan
REMIC --Real Estate Mortgage Investment Conduit
TBA --Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS --Treasury Inflation Protected Security
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current rates at March 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

BRL --Brazilian Real
COP --Columbian Peso
EUR --Euro
GBP --British Pound

        SUNAMERICA STRATEGIC BOND FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)


FORWARD FOREIGN CURRENCY CONTRACTS

                            CONTRACT     IN EXCHANGE     DELIVERY   UNREALIZED   UNREALIZED
     COUNTERPARTY          TO DELIVER        FOR           DATE    APPRECIATION DEPRECIATION
--------------------------------------------------------------------------------------------
JPMorgan Chase Bank N.A  EUR 14,675,000  USD 15,914,891 04/01/2016   $     --   $  (783,789)
                         EUR 16,350,000  USD 18,105,173 04/22/2016         --      (509,596)
                         EUR 14,750,000  USD 16,698,770 05/06/2016         --      (101,306)
                         GBP  9,310,000  USD 13,059,509 04/01/2016         --      (311,971)
                         GBP  8,975,000  USD 12,944,553 05/06/2016     52,984            --
                         USD 16,557,840  EUR 14,640,000 04/01/2016    101,014            --
                         USD 13,160,901  GBP  9,130,000 04/01/2016         --       (47,946)
                                                                     --------   -----------
         Net Unrealized Appreciation/(Depreciation)......            $153,998   $(1,754,608)
                                                                     ========   ===========

EUR --Euro Dollar
GBP --Pound Sterling
USD --United States Dollar

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2016 (see Note 3):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                         --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities..................       $     --          $  2,484,602           $     --        $  2,484,602
U.S. Corporate Bonds & Notes:
  Airlines...............................             --             2,099,159            267,867           2,367,026
  Gambling (Non-Hotel)...................             --             1,060,020              5,402           1,065,422
  Rubber/Plastic Products................             --               726,750                  0             726,750
  Other Industries.......................             --           178,550,920                 --         178,550,920
Foreign Corporate Bonds & Notes:
  Special Purpose Entity.................             --                    --                  0                   0
  Other Industries.......................             --            84,630,219                 --          84,630,219
Foreign Government Obligation............             --            32,259,541                 --          32,259,541
U.S. Government Agencies.................             --            35,456,601                 --          35,456,601
U.S. Government Treasuries...............             --            14,299,542                 --          14,299,542
Loans:
  Oil Companies-Exploration & Production.             --                    --              7,633               7,633
  Other Industries.......................             --             2,417,840                 --           2,417,840
Municipal Bonds & Notes..................             --             1,824,691                 --           1,824,691
Common Stocks............................             --                    --            639,636             639,636
Preferred Securities.....................        902,457                    --                 --             902,457
Preferred Securities/Capital Securities..             --            14,093,873                 --          14,093,873
Short-Term Investment Securities.........             --            19,933,000                 --          19,933,000
Repurchase Agreements....................             --             7,731,000                 --           7,731,000
                                                --------          ------------           --------        ------------
TOTAL INVESTMENTS AT VALUE...............       $902,457          $397,567,758           $920,538        $399,390,753
                                                ========          ============           ========        ============
Other Financial Instruments:+
Forward Foreign Currency Contracts.......       $     --          $    153,998           $     --        $    153,998
                                                ========          ============           ========        ============
LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts.......       $     --          $  1,754,608           $     --        $  1,754,608
                                                ========          ============           ========        ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.
+ Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO PROFILE -- MARCH 31, 2016 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                  Medical-Hospitals...................... 5.5%
                  Cable/Satellite TV..................... 5.0
                  Telephone-Integrated................... 3.2
                  Oil Companies-Exploration & Production. 3.0
                  Broadcast Services/Program............. 2.5
                  Medical-Drugs.......................... 2.5
                  Data Processing/Management............. 2.4
                  Independent Power Producers............ 2.3
                  Building-Residential/Commercial........ 2.1
                  Casino Hotels.......................... 2.1
                  Distribution/Wholesale................. 2.0
                  Building & Construction Products-Misc.. 1.9
                  Hotels/Motels.......................... 1.9
                  Applications Software.................. 1.6
                  Real Estate Investment Trusts.......... 1.6
                  Real Estate Management/Services........ 1.6
                  Finance-Leasing Companies.............. 1.6
                  Cellular Telecom....................... 1.5
                  Commercial Services.................... 1.5
                  Containers-Metal/Glass................. 1.5
                  Pipelines.............................. 1.5
                  Auto/Truck Parts & Equipment-Original.. 1.5
                  Airlines............................... 1.3
                  Aerospace/Defense-Equipment............ 1.2
                  Telecom Services....................... 1.2
                  Commercial Services-Finance............ 1.2
                  Food-Misc./Diversified................. 1.2
                  Electronic Components-Semiconductors... 1.1
                  Building Products-Cement............... 1.1
                  Diversified Financial Services......... 1.1
                  Auto-Cars/Light Trucks................. 1.0
                  Dialysis Centers....................... 1.0
                  Chemicals-Diversified.................. 1.0
                  Racetracks............................. 1.0
                  Gambling (Non-Hotel)................... 0.9
                  Computers-Periphery Equipment.......... 0.9
                  Consumer Products-Misc................. 0.9
                  Television............................. 0.8
                  Enterprise Software/Service............ 0.8
                  Food-Catering.......................... 0.8
                  Oil Refining & Marketing............... 0.8
                  Containers-Paper/Plastic............... 0.8
                  Medical Products....................... 0.8
                  Finance-Auto Loans..................... 0.8
                  Retail-Office Supplies................. 0.7
                  Computers-Integrated Systems........... 0.7
                  Food-Retail............................ 0.7
                  Machinery-General Industrial........... 0.7
                  Human Resources........................ 0.6
                  Specified Purpose Acquisitions......... 0.6
                  Computer Services...................... 0.6
                  Extended Service Contracts............. 0.6
                  Oil-Field Services..................... 0.6
                  Physicians Practice Management......... 0.6
                  Electric-Integrated.................... 0.6
                  MRI/Medical Diagnostic Imaging......... 0.6
                  Oil & Gas Drilling..................... 0.5
                  Medical-Outpatient/Home Medical........ 0.5
                  Retail-Drug Store...................... 0.5
                  Chemicals-Specialty.................... 0.5

                  Investment Companies................... 0.5%
                  Food-Baking............................ 0.5
                  Security Services...................... 0.5
                  Professional Sports.................... 0.5
                  Retail-Arts & Crafts................... 0.5
                  Investment Management/Advisor Services. 0.5
                  Medical Labs & Testing Services........ 0.5
                  Diversified Banking Institutions....... 0.5
                  Medical-HMO............................ 0.4
                  Special Purpose Entities............... 0.4
                  Non-Hazardous Waste Disposal........... 0.4
                  Finance-Consumer Loans................. 0.4
                  Paper & Related Products............... 0.4
                  Banks-Mortgage......................... 0.4
                  Auction Houses/Art Dealers............. 0.4
                  Rental Auto/Equipment.................. 0.4
                  Diagnostic Kits........................ 0.4
                  Research & Development................. 0.4
                  Oil Companies-Integrated............... 0.4
                  Insurance-Multi-line................... 0.4
                  Disposable Medical Products............ 0.4
                  Medical-Generic Drugs.................. 0.4
                  Retail-Leisure Products................ 0.3
                  Cosmetics & Toiletries................. 0.3
                  Schools................................ 0.3
                  Leisure Products....................... 0.3
                  Retail-Bedding......................... 0.3
                  Insurance-Property/Casualty............ 0.3
                  Medical-Biomedical/Gene................ 0.3
                  Retail-Propane Distribution............ 0.3
                  Leisure Games.......................... 0.3
                  Diversified Manufacturing Operations... 0.3
                  Retail-Restaurants..................... 0.3
                  Building Products-Wood................. 0.3
                  Miscellaneous Manufacturing............ 0.2
                  Steel-Producers........................ 0.2
                  Internet Security...................... 0.2
                  Satellite Telecom...................... 0.2
                  Alternative Waste Technology........... 0.2
                  Insurance-Life/Health.................. 0.2
                  Electronic Components-Misc............. 0.2
                  Retail-Hypermarkets.................... 0.2
                  Energy-Alternate Sources............... 0.2
                  Direct Marketing....................... 0.2
                  Bicycle Manufacturing.................. 0.2
                  Recreational Centers................... 0.2
                  Retail-Pet Food & Supplies............. 0.2
                  Metal-Aluminum......................... 0.2
                  Gas-Distribution....................... 0.2
                  Finance-Mortgage Loan/Banker........... 0.2
                  Retail-Perfume & Cosmetics............. 0.2
                  Chemicals-Plastics..................... 0.2
                  Diagnostic Equipment................... 0.2
                  Theaters............................... 0.2
                  Banks-Commercial....................... 0.2
                  Computers-Memory Devices............... 0.2
                  Savings & Loans/Thrifts................ 0.2
                  Office Automation & Equipment.......... 0.2
                  Hospital Beds/Equipment................ 0.1
                  Filtration/Separation Products......... 0.1

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO PROFILE -- MARCH 31, 2016 -- (UNAUDITED) (CONTINUED)

INDUSTRY ALLOCATION* (CONTINUED)

                Resorts/Theme Parks......................   0.1%
                Diversified Minerals.....................   0.1
                Finance-Other Services...................   0.1
                Retail-Major Department Stores...........   0.1
                Casino Services..........................   0.1
                Rubber/Plastic Products..................   0.1
                Athletic Equipment.......................   0.1
                Building & Construction-Misc.............   0.1
                Beverages-Wine/Spirits...................   0.1
                Advertising Services.....................   0.1
                Semiconductor Equipment..................   0.1
                Auto/Truck Parts & Equipment-Replacement.   0.1
                                                          -----
                                                          101.0%
                                                          =====

CREDIT QUALITY+#

                               Baa........   4.0%
                               Ba.........  42.5
                               B..........  42.6
                               Caa........   7.1
                               Ca.........   0.1
                               Not Rated@.   3.7
                                           -----
                                           100.0%
                                           =====

--------
*Calculated as a percentage of net assets
+Source: Moody's
#Calculated as a percentage of total debt issues, excluding short-term securities.
@Represents debt issues that either have no rating, or the rating is unavailable from the data source.

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016



                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT     (NOTE 3)
         ASSET BACKED SECURITIES -- 1.1%
         DIVERSIFIED FINANCIAL SERVICES -- 1.1%
           Flagship Credit Auto Trust
            Series 2016-1, Class A
            2.77% due 12/15/2020*............... $  907,888 $  905,399
           GLS Auto Receivables Trust
            9.79% due 10/15/2025(1).............    340,000    338,167
           Home Equity Loan Trust VRS
            Series 2007-HSA3, Class AI4
            6.11% due 06/25/2037................  1,105,738  1,128,032
           Leaf Receivables Funding 10 LLC
            Series 2015-1, Class E2
            6.00% due 06/15/2023*...............    590,000    568,985
                                                            ----------
         TOTAL ASSET BACKED SECURITIES
           (cost $2,912,043)....................             2,940,583
                                                            ----------
         CONVERTIBLE BONDS & NOTES -- 0.0%
         MEDICAL-DRUGS -- 0.0%
           Savient Pharmaceuticals, Inc.
            Escrow Notes
            4.75% due 02/01/2018+(1)(2)
            (cost $387,640).....................    745,000          0
                                                            ----------
         U.S. CORPORATE BONDS & NOTES -- 35.7%
         AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
           Transdigm, Inc.
            Company Guar. Notes
            6.50% due 05/15/2025................  1,530,000  1,495,575
                                                            ----------
         AIRLINES -- 0.2%
           US Airways Pass Through Trust
            Series 2012-2 Class C
            5.45% due 06/03/2018................    500,000    500,000
                                                            ----------
         ALTERNATIVE WASTE TECHNOLOGY -- 0.2%
           Advanced Disposal Services, Inc.
            Company Guar. Notes
            8.25% due 10/01/2020................    620,000    632,338
                                                            ----------
         APPLICATIONS SOFTWARE -- 0.2%
           Emdeon, Inc.
            Company Guar. Notes
            6.00% due 02/15/2021*...............    230,000    224,250
           Emdeon, Inc.
            Company Guar. Notes
            11.00% due 12/31/2019...............    420,000    444,150
                                                            ----------
                                                               668,400
                                                            ----------
         ATHLETIC EQUIPMENT -- 0.1%
           Jarden Corp.
            Company Guar. Notes
            5.00% due 11/15/2023*...............    295,000    309,013
                                                            ----------
         AUTO-CARS/LIGHT TRUCKS -- 0.3%
           General Motors Co.
            Senior Notes
            4.88% due 10/02/2023................    665,000    696,847
           General Motors Financial Co., Inc.
            Company Guar. Notes
            3.45% due 04/10/2022................    205,000    201,283
                                                            ----------
                                                               898,130
                                                            ----------


                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT     (NOTE 3)
     AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 0.5%
       Meritor, Inc.
        Company Guar. Notes
        6.75% due 06/15/2021........................ $  545,000 $  505,487
       MPG Holdco I, Inc.
        Company Guar. Notes
        7.38% due 10/15/2022........................    340,000    336,600
       TI Group Automotive Systems, LLC
        Senior Notes
        8.75% due 07/15/2023*.......................    570,000    547,200
                                                                ----------
                                                                 1,389,287
                                                                ----------
     BANKS-COMMERCIAL -- 0.2%
       CIT Group, Inc.
        Senior Notes
        5.50% due 02/15/2019*.......................    430,000    444,835
                                                                ----------
     BANKS-MORTGAGE -- 0.4%
       Provident Funding Associates LP/PFG
        Finance Corp.
        Company Guar. Notes
        6.75% due 06/15/2021*.......................  1,205,000  1,141,737
                                                                ----------
     BEVERAGES-WINE/SPIRITS -- 0.1%
       Constellation Brands, Inc.
        Company Guar. Notes
        4.75% due 12/01/2025........................    235,000    243,225
                                                                ----------
     BROADCAST SERVICES/PROGRAM -- 0.6%
       Clear Channel Worldwide Holdings, Inc.
        Company Guar. Notes
        7.63% due 03/15/2020........................  1,230,000  1,128,525
       iHeartCommunications, Inc.
        Senior Sec. Notes
        9.00% due 12/15/2019........................    640,000    473,600
                                                                ----------
                                                                 1,602,125
                                                                ----------
     BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.6%
       Builders FirstSource, Inc.
        Senior Sec. Notes
        7.63% due 06/01/2021*.......................    815,000    847,600
       NCI Building Systems, Inc.
        Company Guar. Notes
        8.25% due 01/15/2023*.......................    585,000    615,712
       Standard Industries, Inc.
        Senior Notes
        5.13% due 02/15/2021*.......................     35,000     35,831
       Standard Industries, Inc.
        Senior Notes
        5.50% due 02/15/2023*.......................    215,000    219,838
                                                                ----------
                                                                 1,718,981
                                                                ----------
     BUILDING PRODUCTS-CEMENT -- 0.2%
       Cemex Finance LLC
        Senior Sec. Notes
        6.00% due 04/01/2024*.......................    490,000    463,001
                                                                ----------

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)



                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT     (NOTE 3)
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        BUILDING PRODUCTS-WOOD -- 0.3%
          Masco Corp.
           Senior Notes
           3.50% due 04/01/2021.................. $  690,000 $  695,175
                                                             ----------
        BUILDING-RESIDENTIAL/COMMERCIAL -- 2.1%
          Lennar Corp.
           Company Guar. Notes
           4.50% due 11/15/2019..................    355,000    369,200
          Lennar Corp.
           Company Guar. Notes
           4.88% due 12/15/2023..................    620,000    620,000
          M/I Homes, Inc.
           Company Guar. Notes
           6.75% due 01/15/2021..................    475,000    466,688
          MDC Holdings, Inc.
           Company Guar. Notes
           5.50% due 01/15/2024..................    755,000    722,912
          PulteGroup, Inc.
           Company Guar. Notes
           4.25% due 03/01/2021..................    670,000    680,050
          PulteGroup, Inc.
           Company Guar. Notes
           5.50% due 03/01/2026..................    675,000    694,406
          Toll Brothers Finance Corp.
           Company Guar. Notes
           4.88% due 11/15/2025..................  1,280,000  1,267,200
          TRI Pointe Group Inc./TRI Pointe
           Homes Inc.
           Company Guar. Notes
           5.88% due 06/15/2024..................    835,000    829,781
          TRI Pointe Holdings, Inc.
           Company Guar. Notes
           4.38% due 06/15/2019..................    230,000    228,275
                                                             ----------
                                                              5,878,512
                                                             ----------
        CABLE/SATELLITE TV -- 2.7%
          Altice US Finance II Corp.
           Senior Sec. Notes
           7.75% due 07/15/2025*.................    500,000    492,500
          CCO Holdings LLC/CCO Holdings
           Capital Corp.
           Company Guar. Notes
           5.13% due 02/15/2023..................     25,000     25,500
          CCO Holdings LLC/CCO Holdings
           Capital Corp.
           Company Guar. Notes
           5.25% due 09/30/2022..................    185,000    190,550
          CCO Holdings LLC/CCO Holdings
           Capital Corp.
           Company Guar. Notes
           5.75% due 09/01/2023..................    125,000    129,687
          CCO Holdings LLC/CCO Holdings
           Capital Corp.
           Company Guar. Notes
           6.63% due 01/31/2022..................    580,000    610,450


                                                PRINCIPAL    VALUE
                  SECURITY DESCRIPTION           AMOUNT     (NOTE 3)
           CABLE/SATELLITE TV (CONTINUED)
             CCO Holdings LLC/CCO Holdings
              Capital Corp.
              Company Guar. Notes
              7.38% due 06/01/2020............. $  365,000 $  379,828
             CCO Safari II LLC
              Senior Sec. Notes
              4.91% due 07/23/2025*............    300,000    316,445
             CCOH Safari LLC
              Senior Notes
              5.75% due 02/15/2026*............  1,160,000  1,200,600
             Cequel Communications Holdings I
              LLC/Cequel Capital Corp.
              Senior Notes
              5.13% due 12/15/2021*............    570,000    530,100
             CSC Holdings LLC
              Senior Notes
              5.25% due 06/01/2024.............    595,000    530,294
             DISH DBS Corp.
              Company Guar. Notes
              6.75% due 06/01/2021.............  1,320,000  1,362,900
             Neptune Finco Corp.
              Senior Notes
              6.63% due 10/15/2025*............    540,000    583,821
             Neptune Finco Corp.
              Senior Notes
              10.13% due 01/15/2023*...........    350,000    374,500
             RCN Telecom Services LLC/RCN
              Capital Corp.
              Senior Notes
              8.50% due 08/15/2020*............    810,000    810,000
                                                           ----------
                                                            7,537,175
                                                           ----------
           CASINO HOTELS -- 0.8%
             Boyd Gaming Corp.
              Company Guar. Notes
              6.88% due 05/15/2023.............    520,000    553,800
             Boyd Gaming Corp.
              Company Guar. Notes
              9.00% due 07/01/2020.............    600,000    634,500
             Caesars Entertainment Resort
              Properties LLC
              Senior Sec. Notes
              8.00% due 10/01/2020.............    265,000    259,435
             MGM Resorts International
              Company Guar. Notes
              6.75% due 10/01/2020.............    730,000    789,860
                                                           ----------
                                                            2,237,595
                                                           ----------
           CELLULAR TELECOM -- 1.3%
             Sprint Corp.
              Company Guar. Notes
              7.25% due 09/15/2021.............    615,000    469,706
             Sprint Corp.
              Company Guar. Notes
              7.88% due 09/15/2023.............  1,050,000    803,029

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)



                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT     (NOTE 3)
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        CELLULAR TELECOM (CONTINUED)
          T-Mobile USA, Inc.
           Company Guar. Notes
           6.50% due 01/15/2026.................. $  780,000 $  810,225
          T-Mobile USA, Inc.
           Company Guar. Notes
           6.63% due 11/15/2020..................    645,000    665,963
          T-Mobile USA, Inc.
           Company Guar. Notes
           6.73% due 04/28/2022..................    955,000    997,784
                                                             ----------
                                                              3,746,707
                                                             ----------
        COMMERCIAL SERVICES-FINANCE -- 0.2%
          Harland Clarke Holdings Corp.
           Senior Sec. Notes
           6.88% due 03/01/2020*.................    350,000    311,500
          Harland Clarke Holdings Corp.
           Senior Notes
           9.25% due 03/01/2021*.................    400,000    306,500
                                                             ----------
                                                                618,000
                                                             ----------
        COMPUTERS-MEMORY DEVICES -- 0.2%
          Western Digital Corp.
           Senior Sec. Notes
           7.38% due 04/01/2023*.................    150,000    153,000
          Western Digital Corp.
           Senior Notes
           10.50% due 04/01/2024*................    290,000    290,725
                                                             ----------
                                                                443,725
                                                             ----------
        CONTAINERS-PAPER/PLASTIC -- 0.4%
          Berry Plastics Corp.
           Sec. Notes
           5.13% due 07/15/2023..................    990,000    997,425
                                                             ----------
        DATA PROCESSING/MANAGEMENT -- 0.5%
          First Data Corp.
           Senior Sec. Notes
           5.00% due 01/15/2024*.................  1,415,000  1,416,769
                                                             ----------
        DIAGNOSTIC KITS -- 0.2%
          Alere, Inc.
           Company Guar. Notes
           6.50% due 06/15/2020..................    600,000    611,400
                                                             ----------
        DIALYSIS CENTERS -- 0.1%
          DaVita HealthCare Partners, Inc.
           Company Guar. Notes
           5.00% due 05/01/2025..................    335,000    331,650
                                                             ----------
        DISPOSABLE MEDICAL PRODUCTS -- 0.3%
          Sterigenics-Nordion Holdings LLC
           Senior Notes
           6.50% due 05/15/2023*.................    720,000    718,200
                                                             ----------
        DISTRIBUTION/WHOLESALE -- 0.4%
          HD Supply, Inc.
           Senior Sec. Notes
           5.25% due 12/15/2021*.................    705,000    740,250


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 3)
      DISTRIBUTION/WHOLESALE (CONTINUED)
        HD Supply, Inc.
         Company Guar. Notes
         5.75% due 04/15/2024*..................... $  285,000 $  292,838
                                                               ----------
                                                                1,033,088
                                                               ----------
      ELECTRIC-INTEGRATED -- 0.0%
        Texas Competitive Electric Holdings
         Co. LLC/TCEH Finance, Inc.
         Senior Sec. Notes
         11.50% due 10/01/2020+*(3)(4).............    295,000     85,550
                                                               ----------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.4%
        Freescale Semiconductor, Inc.
         Senior Sec. Notes
         6.00% due 01/15/2022*.....................  1,065,000  1,128,900
                                                               ----------
      ENERGY-ALTERNATE SOURCES -- 0.2%
        TerraForm Power Operating LLC
         Company Guar. Notes
         5.88% due 02/01/2023*.....................    760,000    615,600
                                                               ----------
      FINANCE-AUTO LOANS -- 0.8%
        Ally Financial, Inc.
         Senior Notes
         3.25% due 02/13/2018......................    185,000    183,150
        Ally Financial, Inc.
         Senior Notes
         4.13% due 03/30/2020......................  1,910,000  1,895,675
                                                               ----------
                                                                2,078,825
                                                               ----------
      FINANCE-CONSUMER LOANS -- 0.4%
        Springleaf Finance Corp.
         Senior Notes
         5.25% due 12/15/2019......................    705,000    673,275
        TMX Finance LLC/TitleMax Finance Corp.
         Senior Sec. Notes
         8.50% due 09/15/2018*.....................    600,000    480,000
                                                               ----------
                                                                1,153,275
                                                               ----------
      FINANCE-OTHER SERVICES -- 0.1%
        Nationstar Mtg. LLC/Nationstar
         Capital Corp.
         Company Guar. Notes
         6.50% due 07/01/2021......................    415,000    368,313
                                                               ----------
      FOOD-CATERING -- 0.5%
        Aramark Services, Inc.
         Company Guar. Notes
         5.13% due 01/15/2024......................    385,000    405,694
        Aramark Services, Inc.
         Company Guar. Notes
         5.75% due 03/15/2020......................    985,000  1,015,781
                                                               ----------
                                                                1,421,475
                                                               ----------
      FOOD-MISC./DIVERSIFIED -- 0.2%
        Dole Food Co, Inc.
         Senior Sec. Notes
         7.25% due 05/01/2019*.....................    450,000    447,750

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)



                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT     (NOTE 3)
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        FOOD-MISC./DIVERSIFIED (CONTINUED)
          Pinnacle Foods Finance LLC/Pinnacle
           Foods Finance Corp.
           Company Guar. Notes
           5.88% due 01/15/2024*................. $  130,000 $  136,071
                                                             ----------
                                                                583,821
                                                             ----------
        FOOD-RETAIL -- 0.3%
          Safeway, Inc.
           Senior Notes
           7.25% due 02/01/2031..................    760,000    695,476
                                                             ----------
        GAMBLING (NON-HOTEL) -- 0.4%
          Mohegan Tribal Gaming Authority
           Company Guar. Notes
           9.75% due 09/01/2021..................    560,000    574,000
          Scientific Games International, Inc.
           Senior Sec. Notes
           7.00% due 01/01/2022*.................    565,000    576,300
                                                             ----------
                                                              1,150,300
                                                             ----------
        GAS-DISTRIBUTION -- 0.2%
          NGL Energy Partners LP/NGL Energy
           Finance Corp
           Company Guar. Notes
           5.13% due 07/15/2019..................    935,000    565,675
                                                             ----------
        HOSPITAL BEDS/EQUIPMENT -- 0.1%
          Kinetic Concepts, Inc./KCI USA, Inc.
           Senior Sec. Notes
           7.88% due 02/15/2021*.................    385,000    407,138
                                                             ----------
        HUMAN RESOURCES -- 0.0%
          Team Health, Inc.
           Company Guar. Notes
           7.25% due 12/15/2023*.................     65,000     69,550
                                                             ----------
        INDEPENDENT POWER PRODUCERS -- 1.0%
          Calpine Corp.
           Senior Notes
           5.38% due 01/15/2023..................    727,000    704,739
          Dynegy, Inc.
           Company Guar. Notes
           7.38% due 11/01/2022..................  1,545,000  1,429,125
          NRG Yield Operating LLC
           Company Guar. Notes
           5.38% due 08/15/2024..................    665,000    618,450
                                                             ----------
                                                              2,752,314
                                                             ----------
        INSURANCE-MULTI-LINE -- 0.2%
          Genworth Holdings, Inc.
           Company Guar. Notes
           4.90% due 08/15/2023..................    645,000    478,913
                                                             ----------
        INTERNET CONNECTIVITY SERVICES -- 0.0%
          Zayo Group LLC/Zayo Capital, Inc.
           Company Guar. Notes
           10.13% due 07/01/2020.................     62,000     66,340
                                                             ----------


                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
        MACHINERY-GENERAL INDUSTRIAL -- 0.0%
          Manitowoc Foodservice, Inc.
           Senior Notes
           9.50% due 02/15/2024*................. $   50,000 $   54,500
                                                             ----------
        MEDICAL LABS & TESTING SERVICES -- 0.2%
          inVentiv Health, Inc.
           Senior Sec. Notes
           9.00% due 01/15/2018*.................    415,000    428,488
                                                             ----------
        MEDICAL PRODUCTS -- 0.1%
          Fredenius US Finance II, Inc.
           Company Guar. Notes
           4.50% due 01/15/2023*.................    190,000    192,850
                                                             ----------
        MEDICAL-DRUGS -- 0.6%
          Endo Finance LLC/Endo Finco, Inc.
           Company Guar. Notes
           5.88% due 01/15/2023*.................    460,000    438,150
          PRA Holdings, Inc.
           Senior Notes
           9.50% due 10/01/2023*.................    421,000    465,205
          Quintiles Transnational Corp.
           Company Guar. Notes
           4.88% due 05/15/2023*.................    510,000    523,209
          Valeant Pharmaceuticals International
           Company Guar. Notes
           7.25% due 07/15/2022*.................    295,000    236,000
                                                             ----------
                                                              1,662,564
                                                             ----------
        MEDICAL-HMO -- 0.2%
          Centene Escrow Corp.
           Senior Notes
           5.63% due 02/15/2021*.................    570,000    594,225
                                                             ----------
        MEDICAL-HOSPITALS -- 3.3%
          Acadia Healthcare Co., Inc.
           Company Guar. Notes
           5.63% due 02/15/2023..................    790,000    801,850
          Acadia Healthcare Co., Inc.
           Company Guar. Notes
           6.50% due 03/01/2024*.................     20,000     20,800
          CHS/Community Health Systems, Inc.
           Senior Sec. Notes
           5.13% due 08/15/2018..................    405,000    408,037
          CHS/Community Health Systems, Inc.
           Company Guar. Notes
           6.88% due 02/01/2022..................  1,025,000    925,062
          HCA, Inc.
           Senior Sec. Notes
           5.25% due 06/15/2026..................    490,000    502,250
          HCA, Inc.
           Company Guar. Notes
           5.38% due 02/01/2025..................  1,255,000  1,268,730
          HCA, Inc.
           Senior Sec. Notes
           6.50% due 02/15/2020..................  2,030,000  2,227,925
          Surgery Center Holdings, Inc.
           Senior Notes
           8.88% due 04/15/2021*.................    420,000    420,000

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)



                                                      PRINCIPAL   VALUE
                   SECURITY DESCRIPTION                AMOUNT    (NOTE 3)
      U.S. CORPORATE BONDS & NOTES (CONTINUED)
      MEDICAL-HOSPITALS (CONTINUED)
        Tenet Healthcare Corp. FRS
         Senior Sec. Notes
         4.13% due 06/15/2020*....................... $315,000  $  312,638
        Tenet Healthcare Corp.
         Senior Notes
         5.00% due 03/01/2019........................  760,000     751,450
        Tenet Healthcare Corp.
         Senior Sec. Notes
         6.00% due 10/01/2020........................  750,000     798,750
        Tenet Healthcare Corp.
         Senior Notes
         8.13% due 04/01/2022........................  775,000     797,281
                                                                ----------
                                                                 9,234,773
                                                                ----------
      METAL-ALUMINUM -- 0.2%
        Aleris International, Inc.
         Senior Sec. Notes
         9.50% due 04/01/2021*.......................  570,000     581,044
                                                                ----------
      MRI/MEDICAL DIAGNOSTIC IMAGING -- 0.3%
        Surgical Care Affiliates, Inc.
         Company Guar. Notes
         6.00% due 04/01/2023*.......................  734,000     739,505
                                                                ----------
      OFFICE AUTOMATION & EQUIPMENT -- 0.2%
        CDW LLC/CDW Finance Corp.
         Company Guar. Notes
         6.00% due 08/15/2022........................  410,000     433,317
                                                                ----------
      OIL & GAS DRILLING -- 0.1%
        Helmerich & Payne International
         Drilling Co.
         Company Guar. Notes
         4.65% due 03/15/2025........................  375,000     377,400
                                                                ----------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.6%
        Anadarko Petroleum Corp.
         Senior Notes
         4.85% due 03/15/2021........................  500,000     505,303
        Anadarko Petroleum Corp.
         Senior Notes
         5.55% due 03/15/2026........................  210,000     211,849
        Antero Resources Corp.
         Company Guar. Notes
         5.38% due 11/01/2021........................  130,000     120,250
        Antero Resources Corp.
         Company Guar. Notes
         5.63% due 06/01/2023........................  190,000     174,800
        Antero Resources Corp.
         Company Guar. Notes
         6.00% due 12/01/2020........................  350,000     332,500
        Bonanza Creek Energy, Inc.
         Company Guar. Notes
         6.75% due 04/15/2021........................  425,000     119,000
        Carrizo Oil & Gas, Inc.
         Company Guar. Notes
         6.25% due 04/15/2023........................  960,000     846,000


                                                 PRINCIPAL    VALUE
                  SECURITY DESCRIPTION            AMOUNT     (NOTE 3)
         OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
           Concho Resources, Inc.
            Company Guar. Notes
            5.50% due 04/01/2023................ $  480,000 $  470,400
           Continental Resources, Inc.
            Company Guar. Notes
            4.50% due 04/15/2023................    420,000    351,225
           Continental Resources, Inc.
            Company Guar. Notes
            5.00% due 09/15/2022................    695,000    599,003
           Diamondback Energy, Inc.
            Company Guar. Notes
            7.63% due 10/01/2021................    570,000    587,100
           EP Energy LLC/Everest Acquisition
            Finance, Inc.
            Company Guar. Notes
            9.38% due 05/01/2020................    964,000    486,218
           Newfield Exploration Co.
            Senior Notes
            5.38% due 01/01/2026................    635,000    577,850
           QEP Resources, Inc.
            Senior Notes
            5.25% due 05/01/2023................    930,000    809,100
           Range Resources Corp.
            Company Guar. Notes
            5.00% due 03/15/2023................    800,000    678,000
           SM Energy Co
            Senior Notes
            6.13% due 11/15/2022................    405,000    295,245
                                                            ----------
                                                             7,163,843
                                                            ----------
         OIL COMPANIES-INTEGRATED -- 0.2%
           ConocoPhillips Co.
            Company Guar. Notes
            4.20% due 03/15/2021................    185,000    193,198
           ConocoPhillips Co.
            Company Guar. Notes
            4.95% due 03/15/2026................    255,000    266,205
                                                            ----------
                                                               459,403
                                                            ----------
         OIL REFINING & MARKETING -- 0.6%
           Sunoco LP/Sunoco Finance Corp.
            Company Guar. Notes
            6.38% due 04/01/2023*...............  1,755,000  1,756,088
                                                            ----------
         OIL-FIELD SERVICES -- 0.1%
           FTS International, Inc. FRS
            Senior Sec. Notes
            8.13% due 06/15/2020*...............    475,000    320,382
                                                            ----------
         PHYSICIANS PRACTICE MANAGEMENT -- 0.4%
           Envision Healthcare Corp.
            Company Guar. Notes
            5.13% due 07/01/2022*...............    480,000    487,200
           MEDNAX, Inc.
            Company Guar. Notes
            5.25% due 12/01/2023*...............    620,000    644,800
                                                            ----------
                                                             1,132,000
                                                            ----------

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)



                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT     (NOTE 3)
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        PIPELINES -- 1.5%
          Blue Racer Midstream LLC/Blue
           Racer Finance Corp.
           Company Guar. Notes
           6.13% due 11/15/2022*................. $  875,000 $  728,437
          Crestwood Midstream Partners
           LP/Crestwood Midstream Finance Corp.
           Company Guar. Notes
           6.25% due 04/01/2023*.................    600,000    444,000
          Enbridge Energy Partners LP
           Senior Notes
           4.38% due 10/15/2020..................    125,000    121,075
          Energy Transfer Equity LP
           Senior Sec. Notes
           7.50% due 10/15/2020..................    571,000    549,587
          MPLX LP
           Company Guar. Notes
           4.88% due 12/01/2024*.................    830,000    766,287
          Regency Energy Partners LP/Regency
           Energy Finance Corp.
           Company Guar. Notes
           5.00% due 10/01/2022..................    630,000    592,062
          Sabine Pass Liquefaction LLC
           Senior Sec. Notes
           5.63% due 02/01/2021..................    700,000    672,875
          Sabine Pass Liquefaction LLC
           Senior Sec. Notes
           6.25% due 03/15/2022..................    200,000    195,750
                                                             ----------
                                                              4,070,073
                                                             ----------
        RACETRACKS -- 0.6%
          Churchill Downs, Inc.
           Company Guar. Notes
           5.38% due 12/15/2021*.................    310,000    319,300
          GLP Capital LP/GLP Financing II, Inc.
           Company Guar. Notes
           4.88% due 11/01/2020..................    610,000    634,400
          Penn National Gaming, Inc.
           Senior Notes
           5.88% due 11/01/2021..................    660,000    656,700
                                                             ----------
                                                              1,610,400
                                                             ----------
        REAL ESTATE INVESTMENT TRUSTS -- 1.6%
          Corrections Corp. of America
           Company Guar. Notes
           5.00% due 10/15/2022..................    615,000    641,137
          Crown Castle International Corp.
           Senior Notes
           3.40% due 02/15/2021..................     25,000     25,373
          Crown Castle International Corp.
           Senior Notes
           4.45% due 02/15/2026..................     80,000     83,180
          DuPont Fabros Technology LP
           Company Guar. Notes
           5.88% due 09/15/2021..................    625,000    654,687
          ESH Hospitality, Inc.
           Company Guar. Notes
           5.25% due 05/01/2025*.................  1,180,000  1,147,550


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 3)
       REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
         iStar Financial, Inc.
          Senior Notes
          5.00% due 07/01/2019..................... $1,000,000 $  960,000
         MPT Operating Partnership LP/MPT
          Finance Corp.
          Company Guar. Notes
          6.38% due 03/01/2024.....................    315,000    331,538
         Sabra Health Care LP/Sabra Capital Corp.
          Company Guar. Notes
          5.50% due 02/01/2021.....................    590,000    592,950
                                                               ----------
                                                                4,436,415
                                                               ----------
       RENTAL AUTO/EQUIPMENT -- 0.4%
         Ahern Rentals, Inc.
          Sec. Notes
          7.38% due 05/15/2023*....................    580,000    400,200
         United Rentals North America, Inc.
          Company Guar. Notes
          5.50% due 07/15/2025.....................    675,000    671,483
                                                               ----------
                                                                1,071,683
                                                               ----------
       RESEARCH & DEVELOPMENT -- 0.3%
         Jaguar Holding Co. II / Pharmaceutical
          Product Development LLC
          Company Guar. Notes
          6.38% due 08/01/2023*....................    745,000    764,966
                                                               ----------
       RETAIL-DRUG STORE -- 0.3%
         Rite Aid Corp.
          Company Guar. Notes
          6.13% due 04/01/2023*....................    130,000    137,800
         Rite Aid Corp.
          Company Guar. Notes
          6.75% due 06/15/2021.....................    730,000    771,063
                                                               ----------
                                                                  908,863
                                                               ----------
       RETAIL-HYPERMARKETS -- 0.2%
         Tops Holding LLC / Tops Markets II Corp
          Senior Sec. Notes
          8.00% due 06/15/2022*....................    670,000    619,750
                                                               ----------
       RETAIL-LEISURE PRODUCTS -- 0.0%
         Party City Holdings, Inc.
          Company Guar. Notes
          6.13% due 08/15/2023*....................    105,000    107,363
                                                               ----------
       RETAIL-PERFUME & COSMETICS -- 0.2%
         Sally Holdings LLC/Sally Capital, Inc.
          Company Guar. Notes
          5.63% due 12/01/2025.....................    500,000    532,500
                                                               ----------
       RETAIL-PROPANE DISTRIBUTION -- 0.3%
         AmeriGas Finance LLC/AmeriGas
          Finance Corp.
          Company Guar. Notes
          6.75% due 05/20/2020.....................    645,000    661,125

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)



                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT     (NOTE 3)
        U.S. CORPORATE BONDS & NOTES (CONTINUED)
        RETAIL-PROPANE DISTRIBUTION (CONTINUED)
          AmeriGas Finance LLC/AmeriGas
           Finance Corp.
           Company Guar. Notes
           7.00% due 05/20/2022.................. $  145,000 $   148,625
                                                             -----------
                                                                 809,750
                                                             -----------
        RETAIL-RESTAURANTS -- 0.3%
          Landry's, Inc.
           Company Guar. Notes
           9.38% due 05/01/2020*.................    700,000     735,000
                                                             -----------
        RUBBER/PLASTIC PRODUCTS -- 0.0%
          Venture Holdings Co. LLC
           Company Guar. Notes
           11.00% due 06/01/2007+(1)(2)(4)(6)....    550,000           0
                                                             -----------
        SECURITY SERVICES -- 0.5%
          ADT Corp.
           Senior Notes
           6.25% due 10/15/2021..................  1,395,000   1,401,975
                                                             -----------
        SPECIFIED PURPOSE ACQUISITIONS -- 0.4%
          Argos Merger Sub, Inc.
           Senior Notes
           7.13% due 03/15/2023*.................  1,135,000   1,206,505
                                                             -----------
        TELEPHONE-INTEGRATED -- 1.6%
          CenturyLink, Inc.
           Senior Notes
           5.63% due 04/01/2020..................    640,000     648,326
          CenturyLink, Inc.
           Senior Notes
           7.50% due 04/01/2024..................  1,020,000   1,022,550
          Frontier Communications Corp.
           Senior Notes
           6.25% due 09/15/2021..................    945,000     873,549
          Frontier Communications Corp.
           Senior Notes
           10.50% due 09/15/2022*................    110,000     112,750
          Level 3 Financing, Inc.
           Company Guar. Notes
           5.25% due 03/15/2026*.................    950,000     957,125
          Level 3 Financing, Inc.
           Company Guar. Notes
           5.38% due 01/15/2024*.................    220,000     222,750
          Windstream Services LLC
           Company Guar. Notes
           7.75% due 10/15/2020..................    805,000     692,300
                                                             -----------
                                                               4,529,350
                                                             -----------
        TOTAL U.S. CORPORATE BONDS & NOTES
          (cost $103,703,619)....................             99,328,508
                                                             -----------
        FOREIGN CORPORATE BONDS & NOTES -- 7.2%
        AUTO-CARS/LIGHT TRUCKS -- 0.2%
          Fiat Chrysler Automobiles NV
           5.25% due 04/15/2023..................    600,000     596,700
                                                             -----------


                                                     PRINCIPAL   VALUE
                   SECURITY DESCRIPTION               AMOUNT    (NOTE 3)
       BUILDING PRODUCTS-CEMENT -- 0.2%
         Cemex SAB de CV
          Senior Sec. Notes
          5.70% due 01/11/2025*..................... $510,000  $  472,770
         Cemex SAB de CV
          Senior Sec. Notes
          7.75% due 04/16/2026*.....................  200,000     204,980
                                                               ----------
                                                                  677,750
                                                               ----------
       CABLE/SATELLITE TV -- 1.2%
         Altice Financing SA
          Senior Sec. Notes
          6.63% due 02/15/2023*.....................  400,000     401,000
         Altice Financing SA
          Senior Sec. Notes
          7.88% due 12/15/2019*.....................  350,000     365,750
         Altice Finco SA
          Senior Sec. Notes
          9.88% due 12/15/2020*.....................  455,000     489,125
         Altice SA
          Company Guar. Notes
          7.63% due 02/15/2025*.....................  660,000     631,950
         Numericable Group SA
          Senior Sec. Notes
          6.00% due 05/15/2022*.....................  625,000     609,375
         UPCB Finance VI, Ltd.
          Senior Sec. Notes
          6.88% due 01/15/2022*.....................  360,000     380,700
         Virgin Media Finance PLC
          Company Guar. Notes
          6.00% due 10/15/2024*.....................  400,000     411,000
                                                               ----------
                                                                3,288,900
                                                               ----------
       CHEMICALS-DIVERSIFIED -- 0.2%
         INEOS Group Holdings SA
          Sec. Notes
          5.88% due 02/15/2019*.....................  450,000     453,375
                                                               ----------
       CONTAINERS-METAL/GLASS -- 0.2%
         Ardagh Finance Holdings SA
          Senior Notes
          8.63% due 06/15/2019*(8)..................  318,027     306,896
         Ardagh Packaging Finance
          PLC/Ardagh Holdings USA, Inc.
          Company Guar. Notes
          6.00% due 06/30/2021*.....................  365,000     346,750
         Ardagh Packaging Finance PLC/Ardagh MP
          Holdings USA, Inc.
          Senior Notes
          7.00% due 11/15/2020*.....................   51,176      48,746
                                                               ----------
                                                                  702,392
                                                               ----------
       DIVERSIFIED MANUFACTURING OPERATIONS -- 0.3%
         Bombardier, Inc.
          Senior Notes
          4.75% due 04/15/2019*.....................  585,000     507,487

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)



                                                      PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                 AMOUNT     (NOTE 3)
    FOREIGN CORPORATE BONDS & NOTES (CONTINUED)
    DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
      Bombardier, Inc.
       Senior Notes
       6.13% due 01/15/2023*......................... $  305,000 $  231,038
                                                                 ----------
                                                                    738,525
                                                                 ----------
    FINANCE-LEASING COMPANIES -- 1.1%
      AerCap Ireland Capital, Ltd./AerCap
       Global Aviation Trust
       Company Guar. Notes
       4.25% due 07/01/2020..........................    170,000    171,487
      AerCap Ireland Capital, Ltd./AerCap
       Global Aviation Trust
       Company Guar. Notes
       4.63% due 10/30/2020..........................    475,000    486,875
      Aircastle, Ltd.
       Senior Notes
       5.00% due 04/01/2023..........................  1,425,000  1,432,125
      Aircastle, Ltd.
       Senior Notes
       5.13% due 03/15/2021..........................    840,000    874,650
                                                                 ----------
                                                                  2,965,137
                                                                 ----------
    MEDICAL PRODUCTS -- 0.3%
      Mallinckrodt International Finance
       SA/Mallinckrodt CB LLC
       Company Guar. Notes
       5.63% due 10/15/2023*.........................    940,000    853,050
                                                                 ----------
    MEDICAL-BIOMEDICAL/GENE -- 0.3%
      Concordia Healthcare Corp.
       Company Guar. Notes
       7.00% due 04/15/2023*.........................    945,000    810,338
                                                                 ----------
    MEDICAL-DRUGS -- 0.8%
      Capsugel SA
       Senior Notes
       7.00% due 05/15/2019*(7)......................    741,000    744,705
      JLL/Delta Dutch Pledgeco BV
       Senior Notes
       8.75% due 05/01/2020*(7)......................    395,000    385,125
      Valeant Pharmaceuticals International, Inc.
       Company Guar. Notes
       5.38% due 03/15/2020*.........................    715,000    582,725
      Valeant Pharmaceuticals International, Inc.
       Senior Notes
       6.75% due 08/15/2018*.........................    520,000    471,900
                                                                 ----------
                                                                  2,184,455
                                                                 ----------
    MEDICAL-GENERIC DRUGS -- 0.1%
      Mylan NV
       Company Guar. Notes
       3.00% due 12/15/2018*.........................    260,000    263,568
                                                                 ----------
    OIL & GAS DRILLING -- 0.3%
      Transocean, Inc.
       Company Guar. Notes
       5.80% due 12/15/2016..........................    625,000    623,125


                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT     (NOTE 3)
     OIL & GAS DRILLING (CONTINUED)
       Transocean, Inc.
        Company Guar. Notes
        6.80% due 03/15/2038........................ $  520,000 $   260,000
                                                                -----------
                                                                    883,125
                                                                -----------
     OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.4%
       Alberta Energy Co., Ltd.
        Senior Notes
        8.13% due 09/15/2030........................    480,000     435,600
       Encana Corp.
        Senior Notes
        3.90% due 11/15/2021........................    625,000     547,656
                                                                -----------
                                                                    983,256
                                                                -----------
     OIL COMPANIES-INTEGRATED -- 0.2%
       YPF Sociedad Anonima
        Senior Notes
        8.50% due 03/23/2021*.......................    580,000     580,725
                                                                -----------
     OIL-FIELD SERVICES -- 0.4%
       Weatherford International, Ltd.
        Company Guar. Notes
        9.63% due 03/01/2019........................  1,005,000   1,002,487
                                                                -----------
     PAPER & RELATED PRODUCTS -- 0.4%
       Cascades, Inc.
        Company Guar. Notes
        5.50% due 07/15/2022*.......................    675,000     649,266
       Cascades, Inc.
        Senior Notes
        5.75% due 07/15/2023*.......................    530,000     500,187
                                                                -----------
                                                                  1,149,453
                                                                -----------
     SATELLITE TELECOM -- 0.2%
       Intelsat Jackson Holdings SA
        Company Guar. Notes
        5.50% due 08/01/2023........................    240,000     144,600
       Intelsat Jackson Holdings SA
        Company Guar. Notes
        7.25% due 04/01/2019........................    695,000     512,563
                                                                -----------
                                                                    657,163
                                                                -----------
     SPECIAL PURPOSE ENTITY -- 0.0%
       Hellas Telecommunications
        Luxembourg II SCA FRS
        Sub. Notes
        6.26% due 01/15/2015+*(1)(2)(6)(8)..........  1,025,000           0
                                                                -----------
     STEEL-PRODUCERS -- 0.2%
       ArcelorMittal
        Senior Notes
        6.13% due 06/01/2025........................    745,000     689,125
                                                                -----------
     TELEPHONE-INTEGRATED -- 0.2%
       SoftBank Group Corp.
        Company Guar. Notes
        4.50% due 04/15/2020*.......................    545,000     552,495
                                                                -----------
     TOTAL FOREIGN CORPORATE BONDS & NOTES
       (cost $21,965,130)...........................             20,032,019
                                                                -----------

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)



                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
        LOANS(9)(10)(11) -- 56.1%
        ADVERTISING SERVICES -- 0.1%
          Advantage Sales & Marketing, Inc. FRS
           2nd Lien
           7.50% due 07/25/2022.................. $  258,000 $  231,770
                                                             ----------
        AEROSPACE/DEFENSE-EQUIPMENT -- 0.7%
          TransDigm, Inc. FRS
           BTL-C
           3.75% due 02/28/2020..................    476,308    469,759
          TransDigm, Inc. FRS
           BTL-D
           3.75% due 06/04/2021..................  1,477,444  1,458,052
                                                             ----------
                                                              1,927,811
                                                             ----------
        AIRLINES -- 1.1%
          American Airlines, Inc. FRS
           BTL
           3.25% due 06/27/2020..................  1,325,630  1,317,551
          American Airlines, Inc. FRS
           BTL-B
           3.50% due 10/10/2021..................    479,160    477,791
          United Airlines, Inc. FRS
           BTL-B1
           3.50% due 09/15/2021..................  1,348,453  1,339,463
                                                             ----------
                                                              3,134,805
                                                             ----------
        APPLICATIONS SOFTWARE -- 1.4%
          Deltek, Inc. FRS
           1st Lien
           5.00% due 06/25/2022..................    691,586    687,263
          Deltek, Inc. FRS
           BTL-B
           9.50% due 06/25/2023..................    247,000    237,120
          Emdeon, Inc. FRS
           BTL-B2
           3.75% due 11/02/2018..................    839,509    834,961
          Mitchell International, Inc. FRS
           BTL
           4.50% due 10/13/2020..................    876,449    842,122
          Mitchell International, Inc. FRS
           2nd Lien
           8.50% due 10/11/2021..................    160,000    139,200
          SS&C European Holdings SARL FRS
           BTL-A1
           3.18% due 07/08/2020..................     48,157     47,395
          SS&C European Holdings SARL FRS
           BTL-B2
           4.08% due 07/08/2022..................    121,444    121,618
          SS&C Technologies Holdings Europe
           SARL FRS
           BTL-A2
           3.18% due 07/08/2020..................     74,693     73,510
          SS&C Technologies, Inc. FRS
           BTL-B1
           4.00% due 07/08/2022..................    837,803    839,000
                                                             ----------
                                                              3,822,189
                                                             ----------


                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT     (NOTE 3)
     AUCTION HOUSES/ART DEALERS -- 0.4%
       KAR Auction Services, Inc. FRS
        BTL-B3
        4.25% due 03/09/2023........................ $1,092,000 $1,092,000
                                                                ----------
     AUTO-CARS/LIGHT TRUCKS -- 0.5%
       FCA US LLC FRS
        BTL-B
        3.25% due 12/31/2018........................  1,424,736  1,421,530
                                                                ----------
     AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 1.0%
       Cooper-Standard Automotive, Inc. FRS
        BTL
        4.00% due 04/04/2021........................    789,950    782,544
       Federal-Mogul Holdings Corp. FRS
        BTL-C
        4.75% due 04/15/2021........................    543,108    489,702
       MPG Holdco I, Inc. FRS
        BTL-B
        3.75% due 10/20/2021........................    695,495    684,690
       TI Group Automotive Systems LLC FRS
        Term B
        4.50% due 06/30/2022........................    705,455    698,401
                                                                ----------
                                                                 2,655,337
                                                                ----------
     AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 0.1%
       Allison Transmission, Inc. FRS
        BTL-B3
        3.50% due 08/23/2019........................    153,430    153,239
                                                                ----------
     BICYCLE MANUFACTURING -- 0.2%
       SRAM LLC FRS
        1st Lien
        4.00% due 04/10/2020........................    723,296    592,198
                                                                ----------
     BLOODSTOCK SERVICES -- 0.0%
       NVA Holdings, Inc. FRS
        1st Lien
        4.75% due 08/14/2021........................     27,650     27,327
                                                                ----------
     BROADCAST SERVICES/PROGRAM -- 1.9%
       iHeartCommunications, Inc. FRS
        BTL-D
        7.18% due 01/30/2019........................  1,555,000  1,061,936
       Univision Communications, Inc. FRS
        BTL-C4
        4.00% due 03/01/2020........................    548,544    542,568
       Univision Communications, Inc. FRS
        BTL
        4.00% due 03/01/2020........................  3,850,945  3,806,932
                                                                ----------
                                                                 5,411,436
                                                                ----------
     BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 1.3%
       Builders FirstSource, Inc. FRS
        BTL-B
        6.00% due 07/31/2022........................    678,874    672,085
       CPG International, Inc. FRS
        BTL
        4.75% due 09/30/2020........................    729,389    711,155

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)



                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT     (NOTE 3)
      LOANS(9)(10)(11) (CONTINUED)
      BUILDING & CONSTRUCTION PRODUCTS-MISC. (CONTINUED)
        Nortek, Inc. FRS
         BTL-B
         3.50% due 10/30/2020....................... $1,243,698 $1,204,833
        Summit Materials Comp I LLC FRS
         BTL
         4.00% due 07/17/2022.......................  1,045,103  1,034,651
                                                                ----------
                                                                 3,622,724
                                                                ----------
      BUILDING & CONSTRUCTION-MISC. -- 0.1%
        Brock Holdings III, Inc. FRS
         1st Lien
         6.00% due 03/16/2017.......................    309,814    293,549
                                                                ----------
      BUILDING PRODUCTS-CEMENT -- 0.7%
        Headwaters, Inc. FRS
         BTL-B
         4.50% due 03/24/2022.......................  1,218,980  1,219,741
        Quikrete Holdings, Inc. FRS
         1st Lien
         4.00% due 09/28/2020.......................    600,000    595,500
                                                                ----------
                                                                 1,815,241
                                                                ----------
      BUILDING-RESIDENTIAL/COMMERCIAL -- 0.0%
        TOUSA, Inc.
         Escrow Loans
         12.25% due 08/15/2013+(1)(2)...............  2,037,810          0
                                                                ----------
      CABLE/SATELLITE TV -- 1.1%
        CCO Safari III LLC FRS
         BTL
         3.25% due 08/24/2021.......................    356,000    354,856
        CCO Safari III LLC FRS
         BTL
         3.50% due 01/24/2023.......................    287,000    287,051
        Neptune Finco Corp. FRS
         BTL
         5.00% due 10/09/2022.......................    990,000    990,495
        Virgin Media Investment Holdings, Ltd. FRS
         BTL-F
         3.50% due 06/30/2023.......................    974,991    965,851
        Ziggo BV FRS
         BTL-B1
         3.50% due 01/15/2022.......................    147,915    146,004
        Ziggo BV FRS
         BTL-B2
         3.60% due 01/15/2022.......................     95,319     94,088
        Ziggo BV FRS
         BTL-B3
         3.60% due 01/15/2022.......................    156,766    154,741
                                                                ----------
                                                                 2,993,086
                                                                ----------
      CASINO HOTELS -- 1.3%
        Boyd Gaming Corp. FRS
         BTL-B
         4.00% due 08/14/2020.......................    544,202    543,618


                                              PRINCIPAL    VALUE
                 SECURITY DESCRIPTION          AMOUNT     (NOTE 3)
            CASINO HOTELS (CONTINUED)
              CityCenter Holdings LLC FRS
               BTL-B
               4.25% due 10/16/2020.......... $1,044,331 $1,043,026
              MGM Resorts International FRS
               BTL-B
               3.50% due 12/20/2019..........  1,364,828  1,360,847
              Station Casinos LLC FRS
               BTL-B
               4.25% due 03/02/2020..........    578,888    576,898
                                                         ----------
                                                          3,524,389
                                                         ----------
            CASINO SERVICES -- 0.1%
              Eldorado Resorts, Inc. FRS
               BTL-B
               4.25% due 07/13/2022..........    331,495    331,771
                                                         ----------
            CELLULAR TELECOM -- 0.2%
              T-Mobile USA, Inc. FRS
               BTL-B
               3.50% due 11/09/2022..........    583,538    585,401
                                                         ----------
            CHEMICALS-DIVERSIFIED -- 0.8%
              Ineos US Finance LLC FRS
               BTL-B
               3.75% due 05/04/2018..........  1,097,185  1,085,528
              Ineos US Finance LLC FRS
               BTL
               4.25% due 03/31/2022..........  1,209,206  1,189,556
                                                         ----------
                                                          2,275,084
                                                         ----------
            CHEMICALS-PLASTICS -- 0.2%
              PolyOne Corp. FRS
               BTL-B
               3.75% due 11/11/2022..........    522,690    521,383
                                                         ----------
            CHEMICALS-SPECIALTY -- 0.5%
              Huntsman International LLC
               BTL-B
               4.25% due 03/23/2023..........    826,000    821,870
              Royal Holdings, Inc. FRS
               1st Lien
               4.50% due 06/19/2022..........    618,328    599,623
                                                         ----------
                                                          1,421,493
                                                         ----------
            COMMERCIAL SERVICES -- 1.5%
              Brickman Group, Ltd. FRS
               1st Lien
               4.00% due 12/18/2020..........  1,392,321  1,365,781
              Brickman Group, Ltd. FRS
               2nd Lien
               7.50% due 12/17/2021..........    515,000    480,666
              ServiceMaster Co. LLC FRS
               BTL-B
               4.25% due 07/01/2021..........  2,434,096  2,433,081
                                                         ----------
                                                          4,279,528
                                                         ----------

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)



                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT     (NOTE 3)
         LOANS(9)(10)(11) (CONTINUED)
         COMMERCIAL SERVICES-FINANCE -- 1.0%
           Harland Clarke Holdings Corp. FRS
            BTL-B-4
            6.00% due 08/04/2019................ $  307,771 $  293,536
           TransUnion LLC FRS
            BTL-B2
            3.50% due 04/09/2021................  2,380,223  2,354,438
                                                            ----------
                                                             2,647,974
                                                            ----------
         COMPUTER SERVICES -- 0.6%
           DynCorp International, Inc. FRS
            BTL
            6.25% due 07/07/2016................    560,000    540,400
           Presidio, Inc. FRS
            BTL
            5.25% due 02/02/2022................    418,176    407,721
           Science Applications Int. Corp. FRS
            BTL-B
            3.75% due 05/04/2022................    728,308    729,825
                                                            ----------
                                                             1,677,946
                                                            ----------
         COMPUTERS-INTEGRATED SYSTEMS -- 0.7%
           Kronos, Inc. FRS
            1st Lien
            4.50% due 10/30/2019................  1,340,230  1,329,173
           Kronos, Inc. FRS
            2nd Lien
            9.75% due 04/30/2020................    564,396    560,163
                                                            ----------
                                                             1,889,336
                                                            ----------
         COMPUTERS-PERIPHERY EQUIPMENT -- 0.9%
           CDW LLC FRS
            BTL-B
            3.25% due 04/29/2020................  2,475,806  2,466,329
                                                            ----------
         CONSUMER PRODUCTS-MISC. -- 0.9%
           Jarden Corp. FRS
            BTL-B1
            3.18% due 09/30/2020................     37,710     37,647
           Jarden Corp. FRS
            BTL-B2
            3.18% due 07/30/2022................    267,655    267,254
           Reynolds Group Holdings, Inc. FRS
            BTL
            4.50% due 12/01/2018................  1,166,660  1,165,334
           Spectrum Brands, Inc. FRS
            1st Lien
            3.50% due 06/23/2022................    982,753    985,210
                                                            ----------
                                                             2,455,445
                                                            ----------
         CONTAINERS-METAL/GLASS -- 1.3%
           Anchor Glass Container Corp. FRS
            1st Lien
            4.25% due 07/01/2022................  1,337,742  1,332,308
           Ardagh Holdings USA, Inc. FRS
            Delayed Draw
            4.00% due 12/17/2019................    633,384    632,065


                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 3)
       CONTAINERS-METAL/GLASS (CONTINUED)
         Berlin Packaging LLC FRS
          1st Lien
          4.50% due 10/01/2021..................... $  543,325 $  537,722
         Owens-Brockway Glass Container, Inc. FRS
          BTL-B
          3.50% due 09/01/2022.....................    974,667    974,465
                                                               ----------
                                                                3,476,560
                                                               ----------
       CONTAINERS-PAPER/PLASTIC -- 0.4%
         Berry Plastics Group, Inc. FRS
          BTL-D
          3.50% due 02/08/2020.....................  1,196,497  1,190,349
                                                               ----------
       COSMETICS & TOILETRIES -- 0.3%
         Coty, Inc. FRS
          BTL
          3.75% due 10/27/2022.....................    291,667    290,937
         Galleria Co.
          BTL
          3.75% due 01/26/2023.....................    583,333    581,146
                                                               ----------
                                                                  872,083
                                                               ----------
       DATA PROCESSING/MANAGEMENT -- 1.9%
         CCC Information Services, Inc. FRS
          Term Loan B
          4.00% due 12/20/2019.....................  1,043,230  1,029,537
         First Data Corp. FRS
          BTL
          3.93% due 03/24/2018.....................  3,588,374  3,578,306
         First Data Corp. FRS
          BTL
          4.18% due 07/08/2022.....................    651,000    646,389
                                                               ----------
                                                                5,254,232
                                                               ----------
       DIAGNOSTIC EQUIPMENT -- 0.2%
         Ortho-Clinical Diagnostics, Inc. FRS
          BTL-B
          4.75% due 06/30/2021.....................    543,108    498,301
                                                               ----------
       DIAGNOSTIC KITS -- 0.2%
         Alere, Inc. FRS
          BTL-B
          4.25% due 06/18/2022.....................    455,068    451,584
                                                               ----------
       DIALYSIS CENTERS -- 0.9%
         DaVita HealthCare Partners, Inc. FRS
          BTL-B
          3.50% due 06/24/2021.....................  1,477,444  1,478,830
         U.S. Renal Care, Inc. FRS
          BTL
          5.25% due 12/31/2022.....................  1,051,365  1,047,422
                                                               ----------
                                                                2,526,252
                                                               ----------
       DIRECT MARKETING -- 0.2%
         Acosta, Inc. FRS
          BTL
          4.25% due 09/26/2021.....................    609,727    595,246
                                                               ----------

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)



                                                     PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                 AMOUNT     (NOTE 3)
     LOANS(9)(10)(11) (CONTINUED)
     DISPOSABLE MEDICAL PRODUCTS -- 0.1%
       Sterigenics-Nordion Holdings LLC FRS
        BTL-B
        4.25% due 05/15/2022........................ $  292,530 $  287,411
                                                                ----------
     DISTRIBUTION/WHOLESALE -- 1.6%
       American Builders & Contractors
        Supply Co., Inc. FRS
        BTL-B
        3.50% due 04/16/2020........................  1,918,710  1,913,514
       HD Supply, Inc. FRS
        BTL-B
        3.75% due 08/13/2021........................  1,075,660  1,067,144
       Spin Holdco, Inc. FRS
        1st Lien
        4.25% due 11/14/2019........................    491,269    478,066
       Univar, Inc. FRS
        BTL
        4.25% due 07/01/2022........................  1,040,770  1,023,207
                                                                ----------
                                                                 4,481,931
                                                                ----------
     DIVERSIFIED MINERALS -- 0.1%
       FMG Resources August 2006 Pty, Ltd. FRS
        BTL-B
        4.25% due 06/30/2019........................    444,378    374,574
                                                                ----------
     ELECTRIC-INTEGRATED -- 0.6%
       Energy Future Intermediate Holding
        Co. LLC FRS
        DIP
        4.25% due 12/19/2016........................  1,150,000  1,148,083
       Texas Competitive Electric Holdings
        Co. LLC FRS
        BTL
        4.92% due 10/10/2017+(3)(4).................  1,372,835    385,537
                                                                ----------
                                                                 1,533,620
                                                                ----------
     ELECTRONIC COMPONENTS-MISC. -- 0.2%
       NXP BV/NXP Funding LLC
        BTL
        3.75% due 12/07/2020........................    619,448    620,706
                                                                ----------
     ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.7%
       Avago Technologies Cayman Finance, Ltd. FRS
        BTL-B1
        4.25% due 02/01/2023........................  1,991,000  1,979,663
                                                                ----------
     ENTERPRISE SOFTWARE/SERVICE -- 0.8%
       Applied Systems, Inc. FRS
        2nd Lien
        7.50% due 01/24/2022........................    472,550    444,788
       Infor US, Inc. FRS
        BTL-B5
        3.75% due 06/03/2020........................  1,108,451  1,073,639
       Sophia LP FRS
        BTL-B
        4.75% due 09/30/2022........................    845,750    830,104
                                                                ----------
                                                                 2,348,531
                                                                ----------


                                                   PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
        EXTENDED SERVICE CONTRACTS -- 0.6%
          Sedgwick Claims Management
           Services, Inc. FRS
           1st Lien
           3.75% due 03/01/2021................... $1,143,728 $1,103,698
          Sedgwick Claims Management
           Services, Inc. FRS
           2nd Lien
           6.75% due 02/28/2022...................    595,000    550,375
                                                              ----------
                                                               1,654,073
                                                              ----------
        FILTRATION/SEPARATION PRODUCTS -- 0.1%
          Filtration Group, Inc. FRS
           1st Lien
           4.25% due 11/21/2020...................    410,129    405,771
                                                              ----------
        FINANCE-LEASING COMPANIES -- 0.5%
          Delos Finance SARL FRS
           BTL
           3.50% due 03/06/2021...................  1,330,000  1,332,217
                                                              ----------
        FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
          Walter Investment Management Corp. FRS
           BTL-B
           4.75% due 12/19/2020...................    616,839    535,879
                                                              ----------
        FOOD-BAKING -- 0.5%
          Hostess Brands LLC FRS
           1st Lien
           4.50% due 08/03/2022...................    825,850    824,560
          Hostess Brands LLC FRS
           2nd Lien
           8.50% due 08/03/2023...................    610,000    585,600
                                                              ----------
                                                               1,410,160
                                                              ----------
        FOOD-CATERING -- 0.3%
          Aramark Services, Inc. FRS
           BTL-F
           3.25% due 02/24/2021...................    913,350    909,925
                                                              ----------
        FOOD-MISC./DIVERSIFIED -- 1.0%
          Dole Food Co., Inc. FRS
           BTL-B
           4.50% due 11/01/2018...................    533,379    530,712
          Pinnacle Foods Finance LLC FRS
           BTL-H
           3.00% due 04/29/2020...................  2,073,560  2,069,672
          Pinnacle Foods Finance LLC FRS
           BTL
           3.75% due 01/13/2023...................     58,853     59,031
                                                              ----------
                                                               2,659,415
                                                              ----------
        FOOD-RETAIL -- 0.4%
          Albertsons LLC FRS
           BTL-B4
           5.50% due 08/25/2021...................    722,432    722,432
          Albertsons LLC FRS
           BTL-B5
           5.50% due 12/21/2022...................    467,828    467,243
                                                              ----------
                                                               1,189,675
                                                              ----------

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)



                                                    PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT     (NOTE 3)
       LOANS(9)(10)(11) (CONTINUED)
       GAMBLING (NON-HOTEL) -- 0.5%
         Mohegan Tribal Gaming Authority FRS
          BTL-B
          5.50% due 06/15/2018..................... $  825,660 $  796,504
         Scientific Games International, Inc. FRS
          BTL-B2
          6.00% due 10/01/2021.....................    724,497    700,612
                                                               ----------
                                                                1,497,116
                                                               ----------
       HOTELS/MOTELS -- 1.9%
         Hilton Worldwide Finance LLC FRS
          BTL
          3.50% due 10/26/2020.....................  5,264,305  5,262,331
                                                               ----------
       HUMAN RESOURCES -- 0.6%
         CHG Buyer Corp. FRS
          BTL
          4.25% due 11/19/2019.....................    994,565    986,795
         Team Health, Inc. FRS
          BTL-B
          4.50% due 11/23/2022.....................    718,200    716,854
                                                               ----------
                                                                1,703,649
                                                               ----------
       INDEPENDENT POWER PRODUCERS -- 1.3%
         Calpine Corp. FRS
          BTL-B5
          3.50% due 05/27/2022.....................  1,622,738  1,598,904
         Calpine Corp. FRS
          Delayed Draw
          4.00% due 10/31/2020.....................  1,259,842  1,248,294
         NRG Energy, Inc. FRS
          BTL-B
          2.75% due 07/02/2018.....................    646,667    639,190
                                                               ----------
                                                                3,486,388
                                                               ----------
       INSURANCE-LIFE/HEALTH -- 0.2%
         FHC Health Systems, Inc. FRS
          BTL
          5.00% due 12/23/2021.....................    653,400    630,531
                                                               ----------
       INSURANCE-PROPERTY/CASUALTY -- 0.3%
         Asurion LLC FRS
          BTL-B2
          4.25% due 07/08/2020.....................    410,022    395,288
         Asurion LLC FRS
          BTL-B-1
          5.00% due 05/24/2019.....................     84,415     83,219
         Asurion LLC FRS
          BTL-B4
          5.00% due 08/04/2022.....................    354,600    346,917
                                                               ----------
                                                                  825,424
                                                               ----------
       INTERNET SECURITY -- 0.2%
         Blue Coat Systems, Inc. FRS
          BTL
          4.50% due 05/20/2022.....................    683,288    671,842
                                                               ----------


                                                   PRINCIPAL    VALUE
                  SECURITY DESCRIPTION              AMOUNT     (NOTE 3)
        INVESTMENT COMPANIES -- 0.5%
          Concentra, Inc. FRS
           1st Lien
           4.00% due 06/01/2022................... $  671,923 $  666,883
          RPI Finance Trust FRS
           BTL-B4
           3.50% due 11/09/2020...................    747,431    748,365
                                                              ----------
                                                               1,415,248
                                                              ----------
        INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.5%
          AlixPartners LLP FRS
           BTL-B
           4.50% due 07/28/2022...................  1,329,320  1,322,119
                                                              ----------
        LEISURE GAMES -- 0.3%
          Aristocrat International Pty, Ltd. FRS
           BTL-B
           4.75% due 10/20/2021...................    750,769    751,603
                                                              ----------
        LEISURE PRODUCTS -- 0.3%
          Leslie's Poolmart, Inc. FRS
           Tranche B
           4.25% due 10/16/2019...................    852,644    843,762
                                                              ----------
        MACHINERY-GENERAL INDUSTRIAL -- 0.7%
          RBS Global, Inc. FRS
           1st Lien
           4.00% due 08/21/2020...................  1,849,787  1,820,884
                                                              ----------
        MEDICAL LABS & TESTING SERVICES -- 0.3%
          American Renal Holdings, Inc. FRS
           2nd Lien
           8.50% due 03/20/2020...................    290,000    284,200
          inVentiv Health, Inc. FRS
           BTL-B4
           7.75% due 05/15/2018...................    590,000    586,313
                                                              ----------
                                                                 870,513
                                                              ----------
        MEDICAL PRODUCTS -- 0.4%
          ConvaTec, Inc. FRS
           BTL-B
           4.25% due 06/15/2020...................     28,473     28,260
          DJO Finance LLC FRS
           BTL
           4.25% due 06/08/2020...................    375,165    366,489
          Greatbatch, Ltd. FRS
           BTL-B
           5.25% due 10/27/2022...................    704,235    703,135
                                                              ----------
                                                              1,097,884
                                                              ----------
        MEDICAL-DRUGS -- 1.1%
          Capsugel Holdings Us Inc.
           BTL-B
           4.00% due 07/31/2021...................    800,000    798,000
          Endo Lux Finance Company FRS
           BTL
           3.75% due 09/26/2022...................    650,370    639,293
          Horizon Pharma, Inc. FRS
           BTL-B
           4.50% due 05/07/2021...................    307,675    295,368

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)



                                                       PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                   AMOUNT     (NOTE 3)
   LOANS(9)(10)(11) (CONTINUED)
   MEDICAL-DRUGS (CONTINUED)
     Quintiles Transnational Corp. FRS
      BTL-B
      3.25% due 05/12/2022............................ $  148,875 $  148,689
     Valeant Pharmaceuticals International, Inc. FRS
      BTL-BE
      3.75% due 08/05/2020............................    700,000    656,750
     Valeant Pharmaceuticals International, Inc. FRS
      BTL-B
      4.00% due 04/01/2022............................    643,500    606,298
                                                                  ----------
                                                                   3,144,398
                                                                  ----------
   MEDICAL-GENERIC DRUGS -- 0.3%
     Amneal Pharmaceuticals LLC FRS
      BTL-B
      4.50% due 11/01/2019............................    722,700    713,215
                                                                  ----------
   MEDICAL-HMO -- 0.2%
     MPH Acquisition Holdings LLC FRS
      BTL-B
      3.75% due 03/31/2021............................    693,097    685,819
                                                                  ----------
   MEDICAL-HOSPITALS -- 2.2%
     Acadia Healthcare Co., Inc. FRS
      BTL-B
      4.50% due 02/16/2023............................    349,125    349,780
     CHS/Community Health Systems, Inc. FRS
      BTL-F
      3.68% due 12/31/2018............................    284,266    281,334
     CHS/Community Health Systems, Inc. FRS
      BTL-H
      4.00% due 01/27/2021............................  1,195,360  1,174,142
     HCA, Inc,
      BTL-B6
      3.68% due 03/17/2023............................    183,600    184,289
     IASIS Healthcare LLC FRS
      BTL-B2
      4.50% due 05/03/2018............................    997,423    989,631
     National Surgical Hospitals, Inc. FRS
      1st Lien
      4.50% due 06/01/2022............................    291,795    283,406
     Onex Schumacher Finance LP FRS
      1st Lien
      5.00% due 07/31/2022............................    619,885    609,037
     RegionalCare Hospital Partners, Inc.
      FRS BTL-B2
      6.00% due 04/23/2019............................    844,138    842,027
     Select Medical Corp. FRS
      BTL-F
      6.00% due 03/03/2021............................    801,000    791,989
     Surgery Center Holdings, Inc.
      BTL
      5.25% due 11/03/2020............................    732,000    721,935
                                                                  ----------
                                                                   6,227,570
                                                                  ----------


                                                      PRINCIPAL   VALUE
                   SECURITY DESCRIPTION                AMOUNT    (NOTE 3)
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.5%
        21st Century Oncology, Inc. FRS
         BTL
         6.50% due 04/30/2022........................ $516,100  $  459,329
        Amsurg Corp. FRS
         BTL
         3.50% due 07/16/2021........................  841,515     840,814
        National Mentor Holdings, Inc. FRS
         Tranche B
         4.25% due 01/27/2021........................  140,212     138,590
                                                                ----------
                                                                 1,438,733
                                                                ----------
      MISCELLANEOUS MANUFACTURING -- 0.2%
        Gates Global LLC FRS
         BTL-B
         4.25% due 07/06/2021........................  733,743     690,635
                                                                ----------
      MRI/MEDICAL DIAGNOSTIC IMAGING -- 0.3%
        Surgical Care Affiliates LLC FRS
         BTL
         4.25% due 03/17/2022........................  756,273     753,909
                                                                ----------
      NON-HAZARDOUS WASTE DISPOSAL -- 0.4%
        Infiltrator Systems Integrated LLC FRS
         BTL
         5.25% due 05/27/2022........................  194,530     193,192
        Waste Industries USA, Inc. FRS
         BTL-B
         4.25% due 02/27/2020........................  960,230     962,631
                                                                ----------
                                                                 1,155,823
                                                                ----------
      OIL & GAS DRILLING -- 0.1%
        Jonah Energy LLC FRS
         2nd Lien
         7.50% due 05/12/2021........................  400,000     198,000
        Paragon Offshore Finance Co. FRS
         BTL-B
         5.25% due 07/18/2021(4).....................  263,655      54,489
                                                                ----------
                                                                   252,489
                                                                ----------
      OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.0%
        Fieldwood Energy LLC FRS
         2nd Lien
         8.38% due 09/30/2020........................  340,000      56,950
                                                                ----------
      OIL REFINING & MARKETING -- 0.2%
        Chelsea Petroleum Products
         BTL-B
         5.25% due 10/22/2022........................  519,042     482,709
                                                                ----------
      OIL-FIELD SERVICES -- 0.1%
        McJunkin Red Man Corp. FRS
         BTL-B
         4.75% due 11/08/2019........................  345,045     329,518
                                                                ----------
      PHYSICIANS PRACTICE MANAGEMENT -- 0.2%
        Envision Healthcare Corp. FRS
         BTL-B2
         4.50% due 10/28/2022........................  505,733     505,733
                                                                ----------

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)



                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION                AMOUNT     (NOTE 3)
      LOANS(9)(10)(11) (CONTINUED)
      PROFESSIONAL SPORTS -- 0.5%
        Delta 2 Lux Sarl FRS
         BTL-B3
         4.75% due 07/31/2021....................... $1,035,000 $1,003,303
        NVA Holdings, Inc.
         BTL
         5.50% due 08/14/2021.......................    334,000    333,165
                                                                ----------
                                                                 1,336,468
                                                                ----------
      RACETRACKS -- 0.4%
        Penn National Gaming, Inc. FRS
         BTL-B
         3.25% due 10/30/2020.......................  1,097,194  1,094,451
                                                                ----------
      REAL ESTATE MANAGEMENT/SERVICES -- 1.6%
        Capital Automotive LP FRS
         2nd Lien
         6.00% due 04/30/2020.......................    955,000    950,225
        DTZ US Borrower LLC FRS
         1st Lien
         4.25% due 11/04/2021.......................  1,488,750  1,467,659
        Realogy Group LLC FRS
         BTL-B
         3.75% due 03/05/2020.......................  2,006,047  2,002,286
                                                                ----------
                                                                 4,420,170
                                                                ----------
      RECREATIONAL CENTERS -- 0.2%
        Life Time Fitness, Inc. FRS
         BTL-B
         4.25% due 06/10/2022.......................    595,017    587,022
                                                                ----------
      RESEARCH & DEVELOPMENT -- 0.1%
        Pharmaceutical Product Development LLC FRS
         BTL-B
         4.25% due 08/18/2022.......................    289,810    286,912
                                                                ----------
      RESORT/THEME PARKS -- 0.1%
        Six Flags Theme Parks, Inc. FRS
         Term B
         3.50% due 06/30/2022.......................    391,045    390,556
                                                                ----------
      RETAIL-ARTS & CRAFTS -- 0.5%
        Michaels Stores, Inc. FRS
         BTL-B
         3.75% due 01/28/2020.......................  1,339,668  1,335,761
                                                                ----------
      RETAIL-BEDDING -- 0.3%
        Mattress Holding Corp. FRS
         BTL
         6.25% due 10/20/2021.......................    856,000    841,020
                                                                ----------
      RETAIL-DRUG STORE -- 0.2%
        Rite Aid Corp. FRS
         BTL-2
         4.88% due 06/21/2021.......................    520,000    520,325
                                                                ----------
      RETAIL-LEISURE PRODUCTS -- 0.3%
        Party City Holdings, Inc. FRS
         BTL-B
         4.25% due 08/19/2022.......................    924,059    914,530
                                                                ----------


                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION               AMOUNT     (NOTE 3)
       RETAIL-MAJOR DEPARTMENT STORES -- 0.1%
         Hudson's Bay Co. FRS
          BTL-B
          4.75% due 09/30/2022.................... $  341,014 $  340,588
                                                              ----------
       RETAIL-OFFICE SUPPLIES -- 0.7%
         Staples Escrow LLC FRS
          BTL
          4.75% due 02/02/2022....................  2,055,000  2,048,761
                                                              ----------
       RETAIL-PET FOOD & SUPPLIES -- 0.2%
         PetSmart, Inc. FRS
          BTL-B
          4.25% due 03/11/2022....................    584,583    581,587
                                                              ----------
       RUBBER/PLASTIC PRODUCTS -- 0.1%
         US Farathane LLC FRS
          BTL
          6.75% due 12/23/2021....................    315,210    314,422
                                                              ----------
       SAVINGS & LOANS/THRIFTS -- 0.2%
         Medimpact Healthcare Systems
          BTL-B
          5.75% due 10/27/2022....................    438,750    437,653
                                                              ----------
       SCHOOLS -- 0.3%
         Laureate Education, Inc. FRS
          BTL-B
          5.00% due 06/15/2018....................    989,673    851,119
                                                              ----------
       SEMICONDUCTOR EQUIPMENT -- 0.1%
         On Semiconductor Corp.
          BTL-B
          4.50% due 03/31/2023....................    220,000    220,220
                                                              ----------
       SPECIAL PURPOSE ENTITIES -- 0.4%
         Graton Economic Development Authority
          BTL-B
          5.25% due 09/01/2022....................    358,767    357,870
         US LLC 2 FRS
          BTL
          4.00% due 08/06/2021....................    885,347    836,653
                                                              ----------
                                                               1,194,523
                                                              ----------
       SPECIFIED PURPOSE ACQUISITIONS -- 0.2%
         Ardent Legacy Acquisitions, Inc.
          BTL-B
          6.50% due 08/04/2021....................    502,475    502,475
                                                              ----------
       TELECOM SERVICES -- 1.2%
         Sable International Finance, Ltd.
          BTL-B1
          5.50% due 11/23/2022....................    490,875    488,727
         Sable International Finance, Ltd.
          BTL-B2
          5.50% due 11/23/2022....................    401,625    399,617
         SBA Senior Finance II LLC FRS
          Term B2
          3.25% due 06/10/2022....................    832,708    826,723
         Securus Technologies Holdings, Inc. FRS
          BTL-B2
          5.25% due 04/30/2020....................    997,500    923,311

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)


                                                    PRINCIPAL
                                                     AMOUNT/      VALUE
                 SECURITY DESCRIPTION                SHARES      (NOTE 3)
     LOANS(9)(10)(11) (CONTINUED)
     TELECOM SERVICES (CONTINUED)
       West Corp. FRS
        BTL-B10
        3.25% due 06/30/2018....................... $  690,019 $    686,030
                                                               ------------
                                                                  3,324,408
                                                               ------------
     TELEPHONE-INTEGRATED -- 1.4%
       Level 3 Financing, Inc. FRS
        BTL-B2
        3.50% due 05/31/2022.......................  3,251,000    3,242,873
       XO Communications LLC FRS
        BTL
        4.25% due 03/19/2021.......................    541,709      539,135
                                                               ------------
                                                                  3,782,008
                                                               ------------
     TELEVISION -- 0.6%
       Sinclair Television Group, Inc. FRS
        BTL-B1
        3.50% due 07/30/2021.......................    838,663      835,517
       Tribune Media Co. FRS
        BTL
        3.75% due 12/27/2020.......................    882,933      877,415
                                                               ------------
                                                                  1,712,932
                                                               ------------
     THEATERS -- 0.2%
       CDS US Intermediate Holdings Inc. FRS
        BTL
        5.00% due 07/08/2022.......................    468,645      445,408
                                                               ------------
     TOTAL LOANS
        (cost $159,489,490)........................             155,978,593
                                                               ------------
     COMMON STOCKS+(1)(2) -- 0.0%
     MULTIMEDIA -- 0.0%
       Haights Cross Communication, Inc.
        (cost $167,305)............................     19,388            0
                                                               ------------
     PREFERRED SECURITIES -- 0.4%
     DIVERSIFIED BANKING INSTITUTIONS -- 0.4%
       GMAC Capital Trust I FRS
        Series 2
        8.13%
        (cost $1,191,988)..........................     46,500    1,139,715
                                                               ------------
     PREFERRED SECURITIES/CAPITAL SECURITIES -- 0.3%
     BANKS-SUPER REGIONAL -- 0.0%
       SunTrust Banks, Inc. FRS
        5.63% due 12/15/2019(12)...................    110,000      108,900
                                                               ------------
     DIVERSIFIED BANKING INSTITUTIONS -- 0.1%
       JPMorgan Chase & Co. FRS
        Series Z
        5.30% due 05/01/2020(12)...................    110,000      110,275
                                                               ------------
     INSURANCE-MULTI-LINE -- 0.2%
       Voya Financial, Inc. FRS
        Company Guar. Notes
        5.65% due 05/15/2053.......................    600,000      558,000
                                                               ------------
     TOTAL PREFERRED SECURITIES/CAPITAL SECURITIES
        (cost $846,250)............................                 777,175
                                                               ------------


                                                           VALUE
                  SECURITY DESCRIPTION           SHARES   (NOTE 3)
          WARRANTS+(1)(2)(13) -- 0.2%
          TELEVISION -- 0.2%
            ION Media Networks, Inc.
             Expires 12/18/2016
             (strike price $0.01)...............   332       324,209
            ION Media Networks, Inc.
             Expires 12/18/2016
             (strike price $0.01)...............   328       320,303
                                                        ------------
          TOTAL WARRANTS
             (cost $0)..........................             644,512
                                                        ------------
          TOTAL LONG-TERM INVESTMENT SECURITIES
             (cost $290,663,465)................         280,841,105
                                                        ------------
          TOTAL INVESTMENTS
             (cost $290,663,465)(15)............ 101.0%  280,841,105
          Liabilities in excess of other assets.  (1.0)   (2,733,888)
                                                 -----  ------------
          NET ASSETS                             100.0% $278,107,217
                                                 =====  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2016, the aggregate value of these securities was $47,947,900 representing 17.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
+  Non-income producing security
(1)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 3.
(2)Illiquid security. At March 31, 2016, the aggregate value of these securities was $644,512 representing 0.2% of net assets.
(3)Security in default of interest.
(4)Company has filed for bankruptcy protection.
(5)See Note 6 for cost of investments on a tax basis.
(6)Security in default of interest and principal at maturity.
(7)PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(9)All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(10)Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(12)Perpetual maturity -- maturity date reflects the next call date.

        SUNAMERICA FLEXIBLE CREDIT FUND
        PORTFOLIO OF INVESTMENTS -- MARCH 31, 2016 -- (CONTINUED)

(13) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the "1933 Act"); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note
     3. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2016, the Fund held the following restricted securities:

                                SHARES/                        VALUE   % OF
                   ACQUISITION PRINCIPAL ACQUISITION            PER    NET
   DESCRIPTION        DATE      AMOUNT      COST      VALUE    SHARE  ASSETS
   -----------     ----------- --------- ----------- -------- ------- ------
   WARRANTS
   ION Media
    Networks,
    Inc. Expires
    12/18/2016
    (strike price
    $0.01)........ 03/01/2011     332        $0      $324,209 $976.53  0.12%
   ION Media
    Networks,
    Inc. Expires
    12/18/2016
    (strike price  11/11/2010     327         0
    $0.01)........ 03/01/2011       1         0
                                  ---        --
                                  328         0       320,303  976.53  0.12
                                                     --------          ----
                                                     $644,512          0.24%
                                                     ========          ====

BTL --Bank Term Loan
DIP --Debtor-in-possession
FRS --Floating Rate Security
VRS --Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at March 31, 2016 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2016 (see Note 3):

                                         LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                             QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                        --------------------- ----------------- ---------------------- ------------
ASSETS:
Investments at Value:*
Asset Backed Securities:
  Diversified Financial Services........      $       --         $  2,602,416          $  338,167       $  2,940,583
Convertible Bonds & Notes...............              --                   --                   0                  0
U.S. Corporate Bonds & Notes:
  Rubber/Plastic Products...............              --                   --                   0                  0
  Other Industries......................              --           99,328,508                  --         99,328,508
Foreign Corporate Bonds & Notes:
  Special Purpose Entity................              --                   --                   0                  0
  Other Industries......................              --           20,032,019                  --         20,032,019
Loans:
  Building-Residential/Commercial.......              --                   --                   0                  0
  Oil & Gas Drilling....................              --              198,000              54,489            252,489
  Other Industries......................              --          155,726,104                  --        155,726,104
Common Stocks...........................              --                   --                   0                  0
Preferred Securities....................       1,139,715                   --                  --          1,139,715
Preferred Securities/Capital Securities.              --              777,175                  --            777,175
Warrants................................              --                   --             644,512            644,512
                                              ----------         ------------          ----------       ------------
TOTAL INVESTMENTS AT VALUE..............      $1,139,715         $278,664,222          $1,037,168       $280,841,105
                                              ==========         ============          ==========       ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments were not considered a material portion of the Fund.

See Notes to Financial Statements

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016

Note 1. Organization

   The SunAmerica Income Funds (the "Trust") is a diversified open-end management investment company organized as a Massachusetts business trust. The Trust currently consists of three different series (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with distinct investment objectives and/or strategies. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds:
   SunAmerica U.S. Government Securities Fund ("U.S. Government Securities Fund"), SunAmerica Strategic Bond Fund ("Strategic Bond Fund"), and SunAmerica Flexible Credit Fund ("Flexible Credit Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes. The investment goals and principal investment techniques for each of the Funds are as follows:

   U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with relative safety of capital by the active trading of U.S. Government securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in such securities.

   STRATEGIC BOND FUND seeks a high level of total return by the active trading of a broad range of bonds, including both investment grade and non-investment grade U.S. and foreign bonds (which may include "junk bonds"), U.S. and foreign government and agency obligations, and mortgage-backed securities, without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in bonds.

   FLEXIBLE CREDIT FUND seeks a high level of total return by the active trading in credit instruments. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in credit instruments and derivative instruments and exchange-traded funds ("ETFs") that are linked to, or provide investment exposure to, credit instruments. The Fund considers a credit instrument to be any debt instrument or instrument with debt-like characteristics, including but not limited to, corporate and sovereign bonds, secured floating rate loans and other institutionally traded secured floating rate debt obligations ("Loans"), and securitized instruments, which are securities backed by pools of assets such as mortgages, loans, or other receivables. The credit instruments in which the Fund intends to primarily invest are U.S. and non-U.S. below investment grade, high yield bonds (commonly referred to as "junk bonds") and Loans.

   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statements of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts of $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class B shares are offered without an initial sales charge, although a declining contingent deferred sales charge may be imposed on redemptions made within six years of purchase. Class B shares convert automatically to Class A shares on the first business day of the month following the eighth anniversary of the issuance of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares. The U.S. Government Fund and the Flexible Credit Fund stopped offering Class B shares for sale as of the close of business December 2, 2014. As of the close of business January 27, 2015, Class B shares of each of the U.S. Government Securities Fund and the Flexible Credit Fund converted to Class A shares of each respective Fund.

   Class C shares are offered at net asset value per share without an initial sales charge and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs. Class W shares of the Flexible Credit Fund and the Strategic Bond Fund commenced operations effective October 1, 2014 and January 29, 2015, respectively.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)


   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each makes distribution and account maintenance and service fee payments under the distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), except that Class B and Class C shares are subject to higher distribution fees.

   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Fund Merger

   Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SunAmerica GNMA Fund, a series of the Trust, were transferred in a tax-free exchange to the U.S. Government Securities Fund, in exchange for shares of the U.S. Government Securities Fund. The reorganization was consummated on November 10, 2014. The acquiring fund acquired all of the assets and liabilities of the target fund as shown in the table below. Class A, Class B, and Class C shares of the SunAmerica GNMA Fund were exchanged tax-free for Class A, Class B, and Class C shares of the U.S. Government Securities Fund at an exchange ratio of 1.11 to 1, 1.11 to 1, and 1.11 to 1, respectively. Shares of the U.S. Government Securities Fund issued in connection with the acquisition of the SunAmerica GNMA Fund were 12,979,447 with a value of $125,333,608. The assets in the investment portfolio of the SunAmerica GNMA Fund with a value of $125,119,235 and identified cost of $122,854,034 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

   The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the reorganization:

                                                                     NET ASSET NET UNREALIZED
                                              SHARES                   VALUE    APPRECIATION
                                            OUTSTANDING  NET ASSETS  PER SHARE (DEPRECIATION)
                                            ----------- ------------ --------- --------------
Target Fund
SunAmerica GNMA Fund.......................                                      $2,265,201
Class A....................................  9,096,890  $ 97,317,280  $10.70
Class B....................................    851,684     9,136,498   10.73
Class C....................................  1,757,477    18,879,830   10.74
Acquiring Fund
SunAmerica U.S. Government Securities Fund.                                      $5,835,409
Class A....................................  9,875,105  $ 95,366,623  $ 9.66
Class B....................................    294,560     2,845,301    9.66
Class C....................................    853,892     8,239,955    9.65
Post Reorganization
SunAmerica U.S. Government Securities Fund.                                      $8,100,610
Class A.................................... 19,952,209  $192,683,902  $ 9.66
Class B....................................  1,240,419    11,981,799    9.66
Class C....................................  2,810,376    27,119,786    9.65

   Assuming the reorganization had been completed on April 1, 2014, the beginning of the annual reporting period for the acquiring fund, the pro forma results of operations for the period ended March 31, 2015, are as follows:

Net investment income (loss)................... $2,770,789
Net realized/unrealized gains (losses).........  6,356,714
                                                ----------
Change in net assets resulting from operations. $9,127,503
                                                ==========

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)


   Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since November 10, 2014.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board"), etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of each Fund's asset and liabilities classified in the fair value hierarchy as of March 31, 2016 is reported on a schedule following each Fund's Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)


   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Senior floating rate loans ("Loans") are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Forward foreign currency contracts ("forward contracts") are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

   Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market and are generally categorized as Level 1 or Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   DERIVATIVE INSTRUMENTS:

   Forward Foreign Currency Contracts: During the period, the Strategic Bond Fund used forward contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)


   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund's loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund's maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statements of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Fund's Portfolio of Investments.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause a Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund's financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Asset and Liabilities.

   The following tables represent the value of derivatives held as of March 31, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the period ended March 31, 2016. The derivative contracts held during the period are not accounted for as hedging

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)

   instruments under GAAP. For a detailed presentation of derivatives held as of March 31, 2016, please refer to each Fund's Portfolio of Investments.

                                     LIABILITY
                ASSET DERIVATIVES   DERIVATIVES
                ----------------- ---------------
                     FOREIGN          FOREIGN
                    EXCHANGE         EXCHANGE
                    CONTRACTS        CONTRACTS
                ----------------- ---------------
                 FOREIGN FORWARD  FOREIGN FORWARD
                    EXCHANGE         EXCHANGE
FUND              CONTRACTS(1)     CONTRACTS(2)
----            ----------------- ---------------
Strategic Bond.     $153,998        $1,754,608
                    ========        ==========

--------
STATEMENT OF ASSETS AND LIABILITIES LOCATION:

(1)Unrealized appreciation on forward foreign currency contracts
(2)Unrealized depreciation on forward foreign currency contracts

                                    CHANGE IN
                                   UNREALIZED
                 REALIZED GAIN    APPRECIATION
                   (LOSS) ON    (DEPRECIATION) ON
                  DERIVATIVES      DERIVATIVES
                 RECOGNIZED IN    RECOGNIZED IN
                 STATEMENT OF     STATEMENT OF
                  OPERATIONS       OPERATIONS
                --------------- -----------------
                    FOREIGN          FOREIGN
                   EXCHANGE         EXCHANGE
                   CONTRACTS        CONTRACTS
                --------------- -----------------
                FOREIGN FORWARD  FOREIGN FORWARD
                   EXCHANGE         EXCHANGE
FUND             CONTRACTS(1)     CONTRACTS(2)
----            --------------- -----------------
Strategic Bond.   $1,347,682       $(2,909,587)
                  ==========       ===========

--------
STATEMENT OF OPERATIONS LOCATION:

(1)Net realized foreign exchange gain (loss) on other assets and liabilities
(2)Change in unrealized foreign exchange gain (loss) on other assets and liabilities

   The following table represents the average monthly balances of derivatives held during the twelve months ended March 31, 2016:

                AVERAGE AMOUNT
                  OUTSTANDING
                DURING THE YEAR
                ---------------
                FOREIGN FORWARD
                   EXCHANGE
FUND             CONTRACTS(1)
----            ---------------
Strategic Bond.   $72,415,742
                  ===========

--------
(1)Amounts represent notional amounts in US dollars.

   There were no derivative assets and liabilities subject to Master Agreements outstanding at March 31, 2016. The repurchase agreements held by the Funds as of March 31, 2016, are subject to Master Agreements. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds' holdings in repurchase agreements.

   MORTGAGE-BACKED DOLLAR ROLLS: During the year ended March 31, 2016, the Strategic Bond Fund entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Strategic Bond Fund

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)

   had TBA Rolls outstanding at period end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by a Fund with the proceeds of the TBA Roll transaction may not exceed the transaction costs.

   WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. For the period ended March 31, 2016, the Strategic Bond Fund purchased and/or sold when-issued securities.

   STRIPPED MORTGAGE-BACKED SECURITIES: Stripped Mortgage-Backed Securities ("SMBS") are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund's yield.

   INFLATION-INDEXED BONDS: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statements of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statements of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)


   As of March 31, 2016, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

                            PERCENTAGE  PRINCIPAL
FUND                        OWNERSHIP    AMOUNT
----                        ---------- -----------
U.S. Government Securities.    5.45%   $25,300,000
Strategic Bond.............    1.67      7,731,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank and Trust Co., dated March 31, 2016, bearing interest at a rate of 0.01% per annum, with a principal amount of $463,848,000, a repurchase price of $463,848,129, and a maturity date of April 1, 2016. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT        VALUE
------------------   -------- ---------- ------------ ------------
U.S. Treasury Notes.   1.75%  01/31/2023 $466,710,000 $473,127,263

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statements of Operations. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Realized gains and losses on the sale of investments are calculated on the identified cost basis. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates.

   Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

   Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

   Dividends from net investment income are accrued daily and paid monthly. Capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The Funds reserve the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)


   The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 -- 2014 or expected to be taken in each Fund's 2015 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds, who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                                                MANAGEMENT
FUND                                                         ASSETS                FEES
----                                               ---------------------------- ----------
U.S. Government Securities........................           $0 - $200 million    0.650%
                                                   (greater than) $200 million    0.620
                                                   (greater than) $400 million    0.550
Strategic Bond....................................           $0 - $350 million    0.650
                                                   (greater than) $350 million    0.600
Flexible Credit...................................           $0 - $200 million    0.750
                                                   (greater than) $200 million    0.720
                                                   (greater than) $400 million    0.550

   The Strategic Bond Fund is subadvised by PineBridge Investments, LLC ("PineBridge") and the Flexible Credit Fund is subadvised by Newfleet Asset Management, LLC ("Newfleet"). Under the Subadvisory Agreements, PineBridge and Newfleet manage the investment and reinvestment of the assets of the Strategic Bond Fund and the Flexible Credit Fund, respectively.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)


   SunAmerica pays PineBridge and Newfleet fees out of the investment advisory fees it receives from the respective Funds. The portion of the investment advisory fees received by SunAmerica that are paid to PineBridge and Newfleet Asset Management, LLC with respect to the Strategic Bond Fund and Flexible Credit Fund are as follows:

                                                                                SUBADVISORY
FUND                                                         ASSETS                FEES
----                                               ---------------------------- -----------
Strategic Bond....................................           $0 - $200 million     0.350%
                                                   (greater than) $200 million     0.250
                                                   (greater than) $500 million     0.200
Flexible Credit...................................           $0 - $200 million     0.300
                                                   (greater than) $200 million     0.250
                                                   (greater than) $400 million     0.150

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses, to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. For the purposes of waived fees and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired Fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual fee waivers and expense reimbursements will continue indefinitely, subject to termination by the Trustees, including a majority of the Disinterested Trustees.

FUND                                    PERCENTAGE
----                                    ----------
U.S. Government Securities Class A.....    0.99%
U.S. Government Securities Class C.....    1.64
Strategic Bond Class A.................    1.40
Strategic Bond Class B.................    2.05
Strategic Bond Class C.................    2.05
Strategic Bond Class W.................    1.20
Flexible Credit Class A................    1.45
Flexible Credit Class C................    2.10
Flexible Credit Class W................    1.25

   For the U.S. Government Securities Fund, any contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Fund within two years after the occurrence of the waivers and/or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

   For the period ended March 31, 2016, pursuant to the contractual expense limitations in the above tables SunAmerica has waived and/or reimbursed expenses as follows:

                                                                                                              OTHER EXPENSES
FUND                                                                                                            REIMBURSED
----                                                                                                          --------------
U.S. Government Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . ..    $216,436

                                                                                                              CLASS SPECIFIC
FUND                                                                                                             EXPENSES
----                                                                                                          --------------
U.S. Government Securities Class A...........................................................................    $412,070
U.S. Government Securities Class C...........................................................................      72,293
Flexible Credit Fund Class A.................................................................................      34,212
Flexible Credit Fund Class B.................................................................................      11,199
Flexible Credit Fund Class C.................................................................................      27,517

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)


   At March 31, 2016, expenses previously waived or reimbursed by SunAmerica that are subject to recoupment and expire during the time period indicated are as follows:

FUND                          OTHER EXPENSES REIMBURSED
----                        -----------------------------
                            MARCH 31, 2017 MARCH 31, 2018
                            -------------- --------------
U.S. Government Securities.    $195,553       $216,436

                                       CLASS SPECIFIC EXPENSES
                                             REIMBURSED
                                    -----------------------------
FUND                                MARCH 31, 2017 MARCH 31, 2018
----                                -------------- --------------
U.S. Government Securities Class A.    $340,654       $412,070
U.S. Government Securities Class C.      53,973         72,293

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each Class (other than Class W shares of the Strategic Bond and Flexible Credit Funds), in accordance with the provisions of Rule 12b-1 under the 1940 Act (each, a "Plan," and collectively, the "Plans"), hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class C Plan." In adopting the Class A Plan, the Class B Plan and the Class C Plan, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Trust and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Class A, Class B and Class C Plans, provide that the Trust, on behalf of the respective classes, shall pay the Distributor a distribution fee at an annual rate of up to 0.10%, 0.75% and 0.75%, of average daily net assets of such Fund's Class A, Class B and Class C shares, respectively, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year, the amount paid to the Distributor under the Class A Plan, Class B Plan or Class C Plan may exceed the Distributor's distribution costs as described above. Except for Class W shares of the Strategic Bond and Flexible Credit Funds, the Plans also provide that each class of shares of the Trust will also pay the Distributor an account maintenance fee at the annual rate of up to 0.25% of the aggregate average daily net assets of such class of shares to compensate the Distributor and securities firms for account maintenance activities. For the period ended March 31, 2016, ACS received fees as reflected in the Statements of Operations based on the aforementioned rates.

   The Trust, on behalf of the Strategic Bond and Flexible Credit Funds, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing additional shareholder services to Class W shareholders. For the period ended March 31, 2016, ACS earned fees as reflected in the Statements of Operations based on the aforementioned rate.

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallowed to affiliated broker-dealers and non-affiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of Class A, Class B and Class C shares. ACS has advised the Funds that For the period ended March 31, 2016, the proceeds received from Class A sales (and paid out to affiliated and non-affiliated broker-dealers) and Class A, Class B and Class C redemptions were as follows:

                                                  CLASS A                           CLASS B       CLASS C
                            ---------------------------------------------------- ------------- -------------
                                                                    CONTINGENT    CONTINGENT    CONTINGENT
                             SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED      DEFERRED
FUND                        CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES SALES CHARGES
----                        -------- -------------- -------------- ------------- ------------- -------------
U.S. Government Securities. $ 73,781    $ 31,358       $ 29,996       $5,377        $    --       $ 1,263
Strategic Bond.............  259,201     173,529         41,091        5,225         76,480         9,641
Flexible Credit............  432,376      91,454        273,886        4,948             --        17,966

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)


   The Trust has entered into a Service Agreement with SunAmerica Fund
   Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. The Service Agreement permits the Funds to compensate SAFS for services rendered, based upon an annual rate of 0.22% of average daily net assets, which is approved annually by the Trustees. For the period ended March 31, 2016, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statements of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                             PAYABLE AT
FUND                              EXPENSES MARCH 31, 2016
----                              -------- --------------
US Government Securities Class A. $357,753    $28,589
US Government Securities Class C.   57,264      6,019
Strategic Bond Class A...........  427,591     32,345
Strategic Bond Class B...........   75,644      5,799
Strategic Bond Class C...........  364,939     28,094
Strategic Bond Class W...........   66,891      5,430
Flexible Credit Class A..........  263,967     23,214
Flexible Credit Class C..........  130,616     11,471
Flexible Credit Class W..........  136,279     16,441

   At March 31, 2016, Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio, each a series of SunAmerica Series, Inc., and Pershing LLC via shares held in a brokerage account for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser, owned a percentage of the outstanding shares of the following Funds:

                                                                            HOLDER
                                                      --------------------------------------------------
                                                       FOCUSED BALANCED  FOCUSED MULTI-ASSET
FUND                                                  STRATEGY PORTFOLIO STRATEGY PORTFOLIO  PERSHING LLC
----                                                  ------------------ ------------------- ------------
U.S. Government Securities . . . . . . . . . . . . ..        5.31%              3.96%           22.97%
Strategic Bond . . . . . . . . . . . ................        4.01               1.82            13.12
Flexible Credit . . . . . . .........................        3.89               4.90             6.57

Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2016 were as follows:

                             PURCHASES OF INVESTMENT      SALES OF INVESTMENT     PURCHASE OF U.S. SALES OF U.S.
                            SECURITIES (EXCLUDING U.S. SECURITIES (EXCLUDING U.S.    GOVERNMENT     GOVERNMENT
FUND                          GOVERNMENT SECURITIES)     GOVERNMENT SECURITIES)      SECURITIES     SECURITIES
----                        -------------------------- -------------------------- ---------------- -------------
U.S. Government Securities.        $  3,093,010               $    896,898          $ 55,329,653   $ 60,468,131
Strategic Bond.............         306,962,791                393,136,879           139,242,374    112,594,750
Flexible Credit............         235,975,191                122,989,704                    --             --

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)


Note 6. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, distributions payable, deferred compensation plans, amortization of premium/discount and treatment of defaulted securities.

                                     DISTRIBUTABLE EARNINGS               TAX DISTRIBUTIONS
                                FOR THE YEAR ENDED MARCH 31, 2016     FOR THE YEAR ENDED MARCH 31, 2016
                            ----------------------------------------  ---------------------------------
                                         LONG-TERM      UNREALIZED
                             ORDINARY  GAINS/CAPITAL   APPRECIATION    ORDINARY         LONG-TERM
FUND                          INCOME   LOSS CARRYOVER (DEPRECIATION)*   INCOME        CAPITAL GAINS
----                        ---------- -------------- ---------------   -----------   -------------
U.S. Government Securities. $  481,941  $(11,882,338)  $  6,747,202   $ 3,189,102          $--
Strategic Bond.............    356,714   (61,012,609)   (16,453,517)   16,390,428           --
Flexible Credit............  1,132,885   (58,512,325)   (10,246,257)    9,686,069           --

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                 TAX DISTRIBUTIONS
                             FOR THE YEAR ENDED MARCH 31, 2015
                             ---------------------------------
                              ORDINARY         LONG-TERM
FUND                           INCOME        CAPITAL GAINS
----                           -----------   -------------
U.S. Government Securities.. $ 2,515,565          $--
Strategic Bond..............  17,254,839           --
Flexible Credit.............   5,820,730           --

   As of March 31, 2016, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                        CAPITAL LOSS CARRYFORWARD+      UNLIMITED+
                                        -------------------------- ---------------------
FUND                                       2017         2018           ST         LT
----                                     ----------   -----------  ---------- ----------
U.S. Government Securities............. $       --   $        --   $8,832,105 $3,050,233
Strategic Bond.........................         --    49,688,392    2,433,730  8,890,487
Flexible Credit........................  9,384,737    41,322,811    1,504,166  6,300,611

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changes various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   The Funds indicated below had expired capital loss carryforwards in the year ended March 31, 2016:

                            CAPITAL LOSS
                            CARRYFORWARD
FUND                          EXPIRED
----                        ------------
U.S. Government Securities.  $       --
Strategic Bond.............          --
Flexible Credit............   1,874,057

   Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended March 31, 2016, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

                                                        DEFERRED     DEFERRED
                                          DEFERRED    POST-OCTOBER POST-OCTOBER
                                          LATE YEAR    SHORT-TERM   LONG-TERM
FUND                                    ORDINARY LOSS CAPITAL LOSS CAPITAL LOSS
----                                    ------------- ------------ ------------
U.S. Government Securities.............  $       --    $   27,620   $  517,775
Strategic Bond.........................   1,517,537     2,616,057    8,247,774
Flexible Credit........................          --     1,418,217    1,719,068

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)


   For the period ended March 31, 2016, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net paydown adjustments, amortization of discount/premium, treatment of litigation payments, expiring capital loss carryforwards and treatment of foreign currency to the components of net assets as follows:

                             ACCUMULATED    ACCUMULATED
                            UNDISTRIBUTED  UNDISTRIBUTED
                            NET INVESTMENT NET REALIZED
FUND                        INCOME (LOSS)   GAIN (LOSS)  CAPITAL PAID-IN
----                        -------------- ------------- ---------------
U.S. Government Securities.   $1,796,472    $(1,796,316)   $      (156)
Strategic Bond.............     (509,034)       509,034             --
Flexible Credit............      233,201      1,640,851     (1,874,052)

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                  AGGREGATE   AGGREGATE     UNREALIZED
                                  UNREALIZED  UNREALIZED    GAIN/(LOSS)    COST OF
FUND                                 GAIN        LOSS           NET      INVESTMENTS
----                              ---------- ------------  ------------  ------------
U.S. Government Securities....... $8,779,149 $ (2,031,947) $  6,747,202  $181,177,532
Strategic Bond...................  8,311,780  (24,771,669)  (16,459,889)  415,850,642
Flexible Credit Bond.............  2,740,804  (12,986,327)  (10,245,523)  291,086,628

Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each Fund were as follows:

                                        U.S. GOVERNMENT SECURITIES FUND
                ------------------------------------------------------------------------------
                                       CLASS A                                 CLASS B
                ----------------------------------------------------  ------------------------
                         FOR THE                    FOR THE                    FOR THE
                        YEAR ENDED                 YEAR ENDED               PERIOD ENDED
                      MARCH 31, 2016             MARCH 31, 2015           JANUARY 27, 2015+
                -------------------------  -------------------------  ------------------------
                   SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                -----------  ------------  -----------  ------------  ----------  ------------
Shares
 sold(1)(2)....   3,180,760  $ 30,402,860    3,831,245  $ 36,906,014      63,229  $    605,716
Shares
 issued
 in
 merger#.......          --            --   10,077,104    97,317,280     945,859     9,136,498

 Reinvested
 dividends.....     270,193     2,586,420      213,308     2,057,492       3,369        32,429
Shares
 redeemed(1)(2)  (6,403,106)  (61,225,580)  (6,175,600)  (59,297,986) (1,384,324)  (13,444,429)
                -----------  ------------  -----------  ------------  ----------  ------------
Net
 increase
 (decrease)....  (2,952,153) $(28,236,300)   7,946,057  $ 76,982,800    (371,867) $ (3,669,786)
                ===========  ============  ===========  ============  ==========  ============

                           U.S. GOVERNMENT SECURITIES FUND
                ----------------------------------------------------
                                       CLASS C
                ----------------------------------------------------
                         FOR THE                    FOR THE
                        YEAR ENDED                 YEAR ENDED
                      MARCH 31, 2016             MARCH 31, 2015
                -------------------------  -------------------------
                   SHARES       AMOUNT        SHARES       AMOUNT
                -----------  ------------  -----------  ------------
Shares
 sold..........   2,452,847  $ 23,409,209      352,307  $  3,393,240
Shares
 issued
 in
 merger#.......          --            --    1,956,484    18,879,830

 Reinvested
 dividends.....      25,490       243,879       13,622       131,560
Shares
 redeemed......  (1,643,682)  (15,692,131)    (627,961)   (6,060,572)
                -----------  ------------  -----------  ------------
Net
 increase
 (decrease)....     834,655  $  7,960,957    1,694,452  $ 16,344,058
                ===========  ============  ===========  ============

                                                             STRATEGIC BOND
                --------------------------------------------------------------------------------------------------------
                                       CLASS A                                              CLASS B
                ----------------------------------------------------  --------------------------------------------------
                         FOR THE                    FOR THE                    FOR THE                   FOR THE
                        YEAR ENDED                 YEAR ENDED                YEAR ENDED                YEAR ENDED
                      MARCH 31, 2016             MARCH 31, 2015            MARCH 31, 2016            MARCH 31, 2015
                -------------------------  -------------------------  ------------------------  ------------------------
                   SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Shares
 sold(3)(4)....  11,811,127  $ 39,450,903   19,143,787  $ 67,456,885   1,109,451  $  3,647,483   1,352,463  $  4,771,995

 Reinvested
 dividends.....   2,121,593     7,060,743    2,285,858     8,067,498     287,331       954,645     301,291     1,063,953
Shares
 redeemed(3)(4) (27,771,848)  (93,474,978) (26,532,888)  (92,825,598) (3,308,675)  (11,047,375) (3,429,949)  (12,094,118)
                -----------  ------------  -----------  ------------  ----------  ------------  ----------  ------------
Net
 increase
 (decrease).... (13,839,128) $(46,963,332)  (5,103,243) $(17,301,215) (1,911,893) $ (6,445,247) (1,776,195) $ (6,258,170)
                ===========  ============  ===========  ============  ==========  ============  ==========  ============

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)

                                                        STRATEGIC BOND
            ------------------------------------------------------------------------------------------------------
                                   CLASS C                                             CLASS W
            ----------------------------------------------------  ------------------------------------------------
                     FOR THE                    FOR THE                    FOR THE              FOR THE PERIOD
                    YEAR ENDED                 YEAR ENDED                YEAR ENDED            JANUARY 29, 2015@
                  MARCH 31, 2016             MARCH 31, 2015            MARCH 31, 2016       THROUGH MARCH 31, 2015
            -------------------------  -------------------------  ------------------------  ----------------------
               SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT       SHARES      AMOUNT
            -----------  ------------  -----------  ------------  ----------  ------------  ---------  -----------
Shares
 sold......   4,799,228  $ 15,900,642    7,003,618  $ 24,755,006   9,165,702  $ 31,407,808  4,495,707  $15,562,006

 Reinvested
 dividends.   1,188,650     3,965,886    1,129,436     4,000,084     253,845       842,281      7,382       25,765
Shares
 redeemed.. (12,615,217)  (42,009,648) (11,371,270)  (40,177,422) (4,726,445)  (15,653,382)   (10,304)     (35,885)
            -----------  ------------  -----------  ------------  ----------  ------------  ---------  -----------
Net
 increase
 (decrease)  (6,627,339) $(22,143,120)  (3,238,216) $(11,422,332)  4,693,102  $ 16,596,707  4,492,785  $15,551,886
            ===========  ============  ===========  ============  ==========  ============  =========  ===========

--------
(1)For the year ended March 31, 2015, includes automatic conversion of 21,005 shares of Class B shares in the amount of $201,042 to 21,009 shares of Class A shares in the amount of $201,042.
(2)For the year ended March 31, 2015, includes the conversion of 593,059 shares of Class B shares in the amount of $5,776,391 to 593,668 shares of Class A shares in the amount of $5,776,391 relating to the conversion of Class B shares on January 27, 2015.
(3)For the year ended March 31, 2016, includes automatic conversion of 239,551 shares of Class B shares in the amount of $798,621 to 239,551 shares of Class A shares in the amount of $798,621.
(4)For the year ended March 31, 2015, includes automatic conversion of 371,070 shares of Class B shares in the amount of $1,309,413 to 371,070 shares of Class A shares in the amount of $1,309,413
+  See Note 1
#  See Note 2
@  Commencement of operations.

                                              FLEXIBLE CREDIT FUND
                -------------------------------------------------------------------------------
                                       CLASS A                                 CLASS B
                ----------------------------------------------------  -------------------------
                         FOR THE                    FOR THE                    FOR THE
                        YEAR ENDED                 YEAR ENDED                PERIOD ENDED
                      MARCH 31, 2016             MARCH 31, 2015           JANUARY 27, 2015+
                -------------------------  -------------------------  -------------------------
                   SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                -----------  ------------  -----------  ------------  -----------  ------------
Shares
 sold(1)(2)....  28,006,173  $ 94,181,643   28,174,315  $ 97,646,255      410,799  $  1,457,988

 Reinvested
 dividends.....   1,280,817     4,286,740      831,116     2,923,018       71,262       253,385
Shares
 redeemed(1)(2) (27,862,342)  (94,089,799) (11,868,733)  (41,693,769)  (4,132,646)  (14,417,561)
                -----------  ------------  -----------  ------------  -----------  ------------
Net
 increase
 (decrease)....   1,424,648  $  4,378,584   17,136,698  $ 58,875,504   (3,650,585) $(12,706,188)
                ===========  ============  ===========  ============  ===========  ============

                                                          FLEXIBLE CREDIT FUND
                --------------------------------------------------------------------------------------------------------
                                       CLASS C                                              CLASS W
                ----------------------------------------------------  --------------------------------------------------
                         FOR THE                    FOR THE                    FOR THE                FOR THE PERIOD
                        YEAR ENDED                 YEAR ENDED                 YEAR ENDED             OCTOBER 1, 2014@
                      MARCH 31, 2016             MARCH 31, 2015             MARCH 31, 2016        THROUGH MARCH 31, 2015
                -------------------------  -------------------------  -------------------------  -----------------------
                   SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT       SHARES       AMOUNT
                -----------  ------------  -----------  ------------  -----------  ------------  ----------  -----------
Shares
 sold..........  11,931,449  $ 40,650,007    6,133,326  $ 21,431,596   34,047,527  $115,125,832   5,079,276  $17,617,248

 Reinvested
 dividends.....     448,842     1,510,779      274,366       971,877      377,753     1,259,129      48,605      168,265
Shares
 redeemed......  (6,713,380)  (22,403,219)  (1,839,787)   (6,483,464) (10,903,475)  (36,221,129) (1,195,835)  (4,147,014)
                -----------  ------------  -----------  ------------  -----------  ------------  ----------  -----------
Net
 increase
 (decrease)....   5,666,911  $ 19,757,567    4,567,905  $ 15,920,009   23,521,805  $ 80,163,832   3,932,046  $13,638,499
                ===========  ============  ===========  ============  ===========  ============  ==========  ===========

--------
(1)For the year ended March 31, 2015, includes automatic conversion of 162,884 shares of Class B shares in the amount of $574,439 to 163,300 shares of Class A shares in the amount of $574,439.
(2)For the year ended March 31, 2015, includes the conversion of 469,743 shares of Class B shares in the amount of $1,611,218 to 471,116 shares of Class A shares in the amount of $1,611,218 relating to the conversion of Class B shares on January 27, 2015.
@  Commencement of Operations.
+  See Note 1

Note 8. Line of Credit

   The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company, the Trust's custodian. Interest is currently payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 20 basis points per annum on the daily unused portion of the committed line of credit and a one-time closing fee of 5 basis points on the uncommitted line of credit. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000.

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)


   For the year ended March 31, 2016, the following Funds had borrowings:

                                       AVERAGE   WEIGHTED
                    DAYS     INTEREST    DEBT    AVERAGE
FUND             OUTSTANDING CHARGES   UTILIZED  INTEREST
----             ----------- -------- ---------- --------
Flexible Credit.     25       $1,910  $1,810,394   1.49%

   At March 31, 2016, there were no borrowings outstanding.

Note 9. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended March 31, 2016, none of the Funds participated in this program.

Note 10. Trustees' Retirement Plan

   The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustees may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee/Director"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statements of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statements of Operations.

                                                     AS OF MARCH 31, 2016
-                                       -----------------------------------------------
                                        RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
FUND                                       LIABILITY        EXPENSE        PAYMENTS
----                                    --------------- --------------- ---------------
U.S. Government Securities.............       $--             $--            $110
Strategic Bond.........................        --              --              51
Flexible Credit........................        --              --              31

        SUNAMERICA INCOME FUNDS
        NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2016 -- (CONTINUED)


Note 11. Investment Concentration

   The Flexible Credit Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

   The Flexible Credit Fund and Strategic Bond Fund invest in participations and assignments, or act as a party to the primary lending syndicate of a variable rate senior loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, a Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When a Fund purchases a participation of a senior loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation but not with the borrower directly. As such, a Fund is subject to the credit risk of the borrower, selling participant, lender or other persons positioned between the Funds and the borrower.

   Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaulted, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the U.S. Government Fund's concentration in such investments, it may be subject to risks associated with U.S. Government agencies or instrumentalities.

        SUNAMERICA INCOME FUNDS
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SunAmerica Income Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the three funds constituting SunAmerica Income Funds (the "Trust") at March 31, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2016 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas
May 27, 2016

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- MARCH 31, 2016 -- (UNAUDITED)

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT

The Board of Trustees (the "Board" the members of which are referred to as "Trustees") of SunAmerica Income Funds (the "Trust"), including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), of the Trust or its separate series (each, a "Fund," and collectively, the "Funds"), SunAmerica Asset Management, LLC ("SunAmerica"), PineBridge Investments LLC ("PineBridge") and Newfleet Asset Management, LLC ("Newfleet," and together with PineBridge, the "Subadvisers"), approved the continuation of the Investment Advisory and Management Agreement between the Trust, on behalf of the Funds, and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2016 at an in-person meeting held on June 2, 2015 (the "Meeting"). The Trust currently consists of the following three separate Funds: SunAmerica Flexible Credit Fund ("Flexible Credit Fund"), SunAmerica Strategic Bond Fund ("Strategic Bond Fund") and SunAmerica U.S. Government Securities Fund ("U.S. Government Securities Fund").

At the Meeting, the Board, including the Independent Trustees, also approved the continuation of the Subadvisory Agreement between SunAmerica and PineBridge with respect to the Strategic Bond Fund (the "Subadvisory Agreement" and together with the Advisory Agreement, the "Agreements") for a one-year period ending June 30, 2016.1

In accordance with Section 15(c) of the 1940 Act, the Board requested, and SunAmerica and PineBridge provided, materials relating to the Board's consideration of whether to approve the continuation of the Agreements with respect to SunAmerica and PineBridge. These materials included, as applicable:
(a) a summary of the services provided or to be provided, as applicable, by SunAmerica and its affiliates to the Funds and by PineBridge; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper"), an independent third-party provider of mutual fund data, on fees and expenses of the Funds, and the investment performance of the Funds as compared with a peer group of funds, along with fee and performance data with respect to the Funds and any other mutual funds or other accounts advised or subadvised by SunAmerica or the Subadvisers with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures and the services it provides in connection with its oversight of subadvisers; (f) information about SunAmerica's and the Subadvisers' risk management processes; (g) information regarding brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica and its affiliates, and PineBridge, that are involved in the investment management, administration, compliance and risk management activities with respect to the Funds, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, considered at the Meeting, and from time to time as appropriate, factors it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and PineBridge. The Board, including the Independent Trustees, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Funds, managing the daily business affairs of the Funds, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal, and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or trustees of the Trust without compensation. The Board also noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Funds pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel responsible for providing advisory services to the Funds and other key personnel of
--------
1 At an in-person meeting of the Board of Trustees on June 3, 2014, the Board approved the Subadvisory Agreement between SunAmerica, on behalf of the Flexible Credit Fund, and Newfleet for an initial term ending on June 30, 2016. Therefore, the Board did not consider the Subadvisory Agreement with respect to the Flexible Credit Fund at the Meeting.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- MARCH 31, 2016 -- (UNAUDITED) (CONTINUED)

SunAmerica, in addition to current and projected staffing levels and compensation practices. The Board further considered certain strategic changes that SunAmerica had implemented with respect to its investment department, and concluded, based on its experience and interaction with SunAmerica, that:
(i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Funds and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2015, SunAmerica managed, advised and/or administered approximately $74.7 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its management and administration of the Funds. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in the Funds' prospectuses. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica from effectively serving as the investment adviser to the Funds.

The Board also considered the nature, extent and quality of services provided by PineBridge to the Strategic Bond Fund. The Board observed that PineBridge is responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Fund, subject to the oversight and review of SunAmerica. The Board reviewed PineBridge's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals. The Board reviewed the personnel that are responsible for providing subadvisory services to the Fund, in addition to current and projected staffing levels and compensation practices, and concluded, based on its experience with PineBridge, that PineBridge: (i) has been able to retain high quality portfolio managers and other investment personnel; (ii) has exhibited a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and
(iii) has been responsive to requests of the Board and of SunAmerica. In addition, the Board considered PineBridge's code of ethics and risk management process. The Board further observed that PineBridge has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's Prospectus. The Board also reviewed PineBridge's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact PineBridge from effectively serving as Subadviser to the Fund. The Board concluded that the nature and extent of services provided by PineBridge under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fee and that the quality of services continues to be high.

Investment Performance. The Board, including the Independent Trustees, also considered the investment performance of SunAmerica and the Subadvisers with respect to the Funds, as applicable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Funds as compared to each Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Lipper and to an appropriate index or combination of indices, including the Funds' benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in each Peer Group and Peer Universe.

The Board noted that performance information was for the periods ended
March 31, 2015. The Board also noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, while it monitors performance of the Funds closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

U.S. Government Securities Fund. The Board considered that the Fund's performance was above the median of its Peer Group and Peer Universe for the one-year period and below the median of its Peer Group and Peer Universe for the three- and five-year periods. The Board also considered that the Fund underperformed its Lipper Index for the one-, three- and five-year periods. The Board considered that a new management team within SunAmerica assumed responsibility for day-to-day management of the Fund, effective July 2014. The Board noted management's discussion of the Fund's performance, including continued monitoring of the Fund and improved performance over the short-term, and concluded that the Fund's performance was being addressed.

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- MARCH 31, 2016 -- (UNAUDITED) (CONTINUED)


Flexible Credit Fund. The Board considered that the Fund's performance was equal to the median of its Peer Group for the one-year period and above the median of its Peer Group for the three- and five-year periods. The Board further considered that the Fund's performance was above the median of its Peer Universe for the one-, three- and five-year periods and that the Fund outperformed its Lipper Index for the one- and three-year periods. The Board noted management's discussion of the Fund's performance and that effective October 1, 2014, the Fund changed its name and certain of the Fund's principal investment strategies and techniques, and Newfleet was appointed as the subadviser to the Fund. The Board concluded that the Fund's performance was satisfactory.

Strategic Bond Fund. The Board considered that the Fund's performance was above the median of its Peer Group for the one-year period, equal to the median of its Peer Group for the three-year period, and below the median of its Peer Group for the five-year period. The Board further considered that the Fund's performance was above the median of its Peer Universe for the one-, three- and five-year periods and that the Fund outperformed its Lipper Index for the one-year period and underperformed its Lipper Index for the three- and five-year periods. The Board noted management's discussion of the Fund's performance and that the Board had approved certain changes to the Fund's principal investment strategy effective July 29, 2014, and concluded that the Fund's performance was satisfactory.

Consideration of the Management Fees and Subadvisory Fee and the Cost of the Services and Profits to be Realized by SunAmerica and PineBridge and their Affiliates from the Relationship with the Funds. The Board, including the Independent Trustees, received and reviewed information regarding the fees to be paid by the Funds to SunAmerica pursuant to the Advisory Agreement and the fees to be paid by SunAmerica to PineBridge pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, PineBridge or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fee for each of the Funds, the Board received reports independently prepared by Lipper. The reports showed comparative fee information for each Fund's Peer Group and/or Peer Universe as determined by Lipper, including rankings within each category. In considering the reasonableness of the management fee to be paid by each Fund to SunAmerica, the Board reviewed a number of expense comparisons, including:
(i) contractual and actual management fees; and (ii) actual total operating expenses. In considering each Fund's total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to each Fund. The Board further considered that, unlike the funds in each Peer Group and Peer Universe, the fee waivers and/or reimbursements being made by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Lipper reports, rather than also being reflected as specific management fee waivers in the actual management fee category of the Lipper reports. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in each Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Funds and compared each Fund's net expense ratio (taking into account the contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Funds. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board also considered the management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, to the extent applicable. The Board noted, however, that the mutual funds identified as similar to the U.S. Government Securities Fund are sold only in the variable annuity market and, accordingly, are in different Lipper classifications, with a peer groups consisting of funds underlying variable insurance products. The Board further noted that SunAmerica serves as subadviser to the mutual fund identified as similar to the U.S. Government Securities Fund and observed that the services SunAmerica provides as subadviser are much more limited in scope than it its role as investment manager and adviser to the Fund. The Board then noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

The Board also received and reviewed information regarding the fees paid by SunAmerica to PineBridge pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fee, the Board received a report independently prepared by Lipper. The report showed comparative fee information of the Strategic Bond Fund's Peer Group that the Board used as a guide to

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- MARCH 31, 2016 -- (UNAUDITED) (CONTINUED)

help assess the reasonableness of the subadvisory fee. The Board noted that Peer Group information as a whole was useful in assessing whether PineBridge was providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fee is paid by SunAmerica out of its management fee and not by the Fund, and that subadvisory fee may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fee paid out by SunAmerica and the amount of the management fee which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and PineBridge, respectively.

The Board also considered advisory fees received by PineBridge with respect to other mutual funds and accounts with similar investment strategies to the Fund. The Board then noted that the subadvisory fee paid by SunAmerica to PineBridge was reasonable as compared to fees PineBridge receives for other mutual funds and accounts for which it serves as adviser or subadviser.

U.S. Government Securities Fund. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

Flexible Credit Fund. The Board considered that the Fund's actual management fees were equal to the median of its Peer Group and above the median of its Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

Strategic Bond Fund. The Board considered that the Fund's actual management fees were above the median of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the median of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

Profitability. The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Funds. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Funds and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Funds on a Fund by Fund basis. In particular, the Board considered the contractual fee waivers and/or expense reimbursements agreed to by SunAmerica.

The Board considered the profitability of SunAmerica under the Advisory Agreement, including the amount of management fees it retained after payment to the Subadvisers, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans and Service Agreements. Additionally, the Board considered whether SunAmerica and their affiliates received any indirect benefits from the relationship with the Funds. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Funds. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board also reviewed financial statements from PineBridge and its affiliates and considered whether PineBridge had the financial resources necessary to attract and retain high quality investment management personnel and to provide a high quality of services.

The Board concluded that SunAmerica and PineBridge had the financial resources necessary to perform their obligations under the Agreements and to continue to provide the Funds with the high quality services that they had provided in the past. The Board also concluded that the management fee and subadvisory fee were reasonable in light of the factors discussed above.

Economies of Scale. The Board, including the Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Funds. The Board considered

        SUNAMERICA INCOME FUNDS
        APPROVAL OF ADVISORY AGREEMENTS -- MARCH 31, 2016 -- (UNAUDITED) (CONTINUED)

that as a result of being part of the SunAmerica fund complex, the Funds share common resources and may share certain expenses, and if the size of the complex increases, each Fund could incur lower expenses than they otherwise would achieve as stand-alone entities. The Board also took into account that each of the Funds had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Funds at certain levels. The Board observed that those expense caps and fee waivers benefited shareholders by limiting total fees even in the absence of breakpoints or economies of scale. The Board concluded that the Funds' management fee structure was reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

The Board noted that the Subadvisory Agreement included breakpoints, but did not review specific information regarding whether there have been economies of scale with respect to PineBridge's management of the Strategic Bond Fund because it regards that information as less relevant at the subadviser level. Rather, the Board considered information regarding economies of scale in the context of the renewal of the Advisory Agreement.

Other Factors. In consideration of the Agreements, the Board also received information regarding SunAmerica's and PineBridge's brokerage and soft dollar practices. The Board considered that SunAmerica and PineBridge are responsible for decisions to buy and sell securities for the applicable Funds, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica and PineBridge derive from their soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica and/or Pinebridge in return for allocating brokerage; however, the Board noted that the securities in which the Funds invest are traded primarily in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Funds generally do not incur brokerage commissions. Accordingly, the Board observed that SunAmerica and PineBridge typically would not receive soft dollar benefits in return for allocating the Funds' brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica or PineBridge may designate the use of broker-dealers who have agreed to provide certain statistical, research and other information.

Conclusion. After a full and complete discussion, the Board approved the Agreements, each for a one-year period ending June 30, 2016. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Trustee may have attributed different weights to different factors. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination.

        SUNAMERICA INCOME FUNDS
        TRUSTEE AND OFFICER INFORMATION -- MARCH 31, 2016 -- (UNAUDITED)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Funds and other investment companies within the Fund Complex.

                                                                                NUMBER OF
                                     TERM OF                                     FUNDS IN
                     POSITION(S)    OFFICE AND                                 FUND COMPLEX
   NAME, ADDRESS     HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY      OTHER TRUSTEESHIP(S)
AND DATE OF BIRTH*    THE FUND    TIME SERVED(4)     DURING PAST 5 YEARS        TRUSTEE(1)      HELD BY TRUSTEE(2)
-------------------- -----------  -------------- ----------------------------- ------------ -----------------------------
DISINTERESTED
TRUSTEES

Dr. Judith L. Craven  Trustee        2001 to     Retired.                           77      Director, Sysco Corporation
Age: 70                              present                                                (1996 to present); Director,
                                                                                            Luby's Inc. (1998 to
                                                                                            present).

William F. Devin      Trustee        2001 to     Retired.                           77      None
Age: 77                              present

Richard W. Grant      Trustee;       2011 to     Retired. Prior to that,            28      None
Age: 70               Chairman       present     Attorney and Partner at
                      of the                     Morgan Lewis and Bockius
                      Board                      (1989 to 2011).

Stephen J. Gutman     Trustee        1985 to     Senior Vice President and          28      None
Age: 72                              present     Associate Broker, Corcoran
                                                 Group (real estate) (2002 to
                                                 present); President, SJG
                                                 Marketing, Inc. (2009 to
                                                 present).




William J. Shea       Trustee        2004 to     Executive Chairman,                28      Director, Boston Private
Age: 68                              present     Caliber ID, Inc. (formerly                 Financial Holdings (2004 to
                                                 Lucid, Inc.) (medical                      present); Chairman,
                                                 devices) (2007 to present);                Demoullas Supermarkets
                                                                                            (1999 to present).

        SUNAMERICA INCOME FUNDS
        TRUSTEE AND OFFICER INFORMATION -- MARCH 31, 2016 -- (UNAUDITED) (CONTINUED)

                                                                                NUMBER OF
                                     TERM OF                                     FUNDS IN
                     POSITION(S)    OFFICE AND                                 FUND COMPLEX
   NAME, ADDRESS     HELD WITH      LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY  OTHER TRUSTEESHIP(S)
AND DATE OF BIRTH*    THE FUND    TIME SERVED(4)     DURING PAST 5 YEARS        TRUSTEE(1)  HELD BY TRUSTEE(2)
-------------------  -----------  -------------- ----------------------------- ------------ --------------------
INTERESTED TRUSTEE

Peter A. Harbeck(3)  Trustee         1995 to     President, CEO and                140             None
Age: 62                              present     Director, SunAmerica,
                                                 (1995 to present); Director,
                                                 AIG Capital Services, Inc.
                                                 ("ACS") (1993 to present);
                                                 Chairman, Advisor Group,
                                                 Inc. (2004 to present).



OFFICERS

John T. Genoy        President       2007 to     Chief Financial Officer,          N/A             N/A
Age: 47                              present     SunAmerica (2002 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2003 to present); Chief
                                                 Operating Officer,
                                                 SunAmerica (2006 to
                                                 present).

Gregory R. Kingston  Treasurer       2014 to     Vice President, SunAmerica        N/A             N/A
Age: 50                              present     (2001 to present); Head of
                                                 Mutual Fund
                                                 Administration,
                                                 SunAmerica (2014 to
                                                 present).

Donna McManus        Vice            2014 to     Vice President, SunAmerica        N/A             N/A
Age: 55              President       present     (2014 to present); Managing
                     and                         Director, BNY Mellon
                     Assistant                   (2009 to 2014).
                     Treasurer

Shawn Parry          Vice            2014 to     Vice President, SAAMCo            N/A             N/A
Age: 43              President       present     (2014 to present); Assistant
                     and                         Vice President, SAAMCo
                     Assistant                   (2005 to 2014).
                     Treasurer

Gregory N. Bressler  Secretary       2005 to     Senior Vice President and         N/A             N/A
Age: 50                              present     General Counsel,
                                                 SunAmerica (2005 to
                                                 present).

James Nichols        Vice            2006 to     Director, President and           N/A             N/A
Age: 50              President       present     CEO, ACS (2006 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2002 to present).

        SUNAMERICA INCOME FUNDS
        TRUSTEE AND OFFICER INFORMATION -- MARCH 31, 2016 -- (UNAUDITED) (CONTINUED)

                                                                                NUMBER OF
                                       TERM OF                                   FUNDS IN
                     POSITION(S)      OFFICE AND                               FUND COMPLEX
   NAME, ADDRESS     HELD WITH THE    LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN BY  OTHER TRUSTEESHIP(S)
AND DATE OF BIRTH*       FUND       TIME SERVED(4)    DURING PAST 5 YEARS       TRUSTEE(1)  HELD BY TRUSTEE(2)
-------------------- -------------  -------------- --------------------------- ------------ --------------------

Katherine Stoner     Vice              2011 to     Vice President, SunAmerica      N/A              N/A
Age: 59              President         present     (2011 to Present); Vice
                     and Chief                     President, The Variable
                     Compliance                    Annuity Life Insurance
                     Officer                       Company ("VALIC"),
                     ("CCO")                       Western National Life
                                                   Insurance Company
                                                   ("WNL") and American
                                                   General Distributors, Inc.
                                                   (2006 to 2013); Deputy
                                                   General Counsel and
                                                   Secretary, VALIC and
                                                   WNL (2007 to 2011); Vice
                                                   President, VALIC Financial
                                                   Advisors, Inc. (2010 to
                                                   2011) and VALIC
                                                   Retirement Services
                                                   Company (2010 to Present).

Kathleen D. Fuentes  Chief Legal       2013 to     Vice President and Deputy       N/A              N/A
Age: 47              Officer and       present     General Counsel,
                     Assistant                     SunAmerica (2006 to
                     Secretary                     present).

Matthew J. Hackethal Anti-             2006 to     Chief Compliance Officer,       N/A              N/A
Age: 44              Money             present     SunAmerica (2006 to
                     Laundering                    present).
                     Compliance
                     Officer


--------
* The business address for each Trustee and Officer is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1)The term "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the investment adviser. The "Fund Complex" includes the Trust (3 funds), SunAmerica Equity Funds (2 funds), SunAmerica Series, Inc. (6 portfolios), SunAmerica Money Market Funds, Inc. (1 fund); Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (43 portfolios), VALIC Company I (34 funds), VALIC Company II (15 funds), Seasons Series Trust
   (20 portfolios) and SunAmerica Specialty Series (7 funds).
(2)Trusteeships of companies required to report to the Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies regulated under the 1940 Act.
(3)Mr. Harbeck is an "interested person" of the Funds, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Trust.
(4)Trustees serve until their successors are duly elected and qualified, subject to the Trustees' retirement plan as discussed in Note 10 of the financial statements. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 858-8850.

        SUNAMERICA INCOME FUNDS
        SHAREHOLDER TAX INFORMATION -- MARCH 31, 2016 -- (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon each Fund's income and distributions for the taxable year ended March 31, 2016. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2016. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to shareholders in early 2017.

For the year ended March 31, 2016, the Funds paid the following long-term capital gains dividends along with percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

                                                NET      QUALIFYING % FOR THE
                                             LONG-TERM      70% DIVIDENDS
                                           CAPITAL GAINS  RECEIVED DEDUCTION
                                           ------------- --------------------
  U.S. Government Securities Fund Class A.      $--                --%
  U.S. Government Securities Fund Class C.       --                --
  Strategic Bond Fund Class A.............       --              0.26
  Strategic Bond Fund Class B.............       --              0.26
  Strategic Bond Fund Class C.............       --              0.26
  Strategic Bond Fund Class W.............       --              0.26
  Flexible Credit Fund Class A............       --              0.19
  Flexible Credit Fund Class C............       --              0.19
  Flexible Credit Fund Class W............       --              0.19

For the year ended March 31, 2016, certain dividends paid by the Strategic Bond Fund and Flexible Credit Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the following represents the maximum amount that may be considered qualified dividend income:

                                               AMOUNT
                                               -------
                         Strategic Bond Fund.. $49,846
                         Flexible Credit Fund.  94,453

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (unaudited)

As required by the Securities and Exchange Commission, the graphs on the following pages compare the performance of a $10,000 investment in the SunAmerica Income Funds' portfolios to a similar investment in an index. Please note that "inception," as used herein, reflects the date on which a specific class of shares commenced operations. It is important to note that the SunAmerica Income Funds are professionally managed mutual funds, while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only. The graphs present the performance of the largest class of that particular Fund. The performance of the other classes will vary based upon the difference in sales charges and fees assessed to shareholders of that class.

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (UNAUDITED) (CONTINUED)

SUNAMERICA U.S. GOVERNMENT SECURITIES FUND

The SunAmerica U.S. Government Securities Fund Class A shares returned 0.33% (before maximum sales charge) for the 12-month period ended March 31, 2016. The Fund posted absolute gains but trailed its benchmark, the Bank of America Merrill Lynch ("BofA ML") U.S. Treasury Master Index/*/, which returned 2.42% during the same period.

The U.S. Treasury market performed positively during the annual period. Global turmoil, a global economic slowdown and the relative safety of U.S. Treasuries fueled demand for U.S. Treasuries. The Federal Reserve (the "Fed") maintained a federal funds target rate of 0% to 0.25% until its meeting on December 14, 2015, when it made its initial interest rate hike to a target rate of 0.25% to 0.50%.

Amid this backdrop, duration and yield curve positioning within the U.S. Treasury sector overall detracted from the Fund's results during the annual period. The Fund held a shorter duration position than the BofA ML U.S. Treasury Master Index for much of the annual period, which detracted as interest rates in the intermediate segment of the yield curve generally declined. Security selection in the intermediate segment of the yield curve, i.e., U.S. Treasury securities with 3-year to 10-year maturities, proved prudent, contributing positively to relative results. However, having an underweight exposure to the intermediate segment of the yield curve and positioning on the shorter-term and longer-term ends of the yield curve detracted. Having a sizable allocation to mortgage-backed securities, especially GNMAs and those with lower coupon payments, also dampened relative results, as mortgage-backed securities, which are not components of the BofA ML U.S. Treasury Master Index, underperformed U.S. Treasuries during the annual period. Allocations to U.S. Treasuries, GNMAs and U.S. agency securities contributed positively, however, to the Fund's absolute performance.

At the end of the annual period, the Fund had a shorter duration than that of the BofA ML U.S. Treasury Master Index in anticipation of the Fed increasing interest rates further at some time in the next several months. At the end of the annual period, the Fund had approximately 26% of its total net assets invested in U.S. Treasuries, 42% in GNMAs, 18% in government-related agency securities and 14% in cash and cash equivalents. The cash position was held primarily in repurchase agreements.




--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

U.S. Government guarantee applies only to the underlying securities of the Fund's portfolio and not to the Fund shares. Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of your investment in this Fund may go up or down in response to changes in interest rates.

*The Bank of America Merrill Lynch (BofA ML) U.S. Treasury Master Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Fund construction.

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (UNAUDITED) (CONTINUED)

Over the past ten years, $10,000 invested in U.S. Government Securities Fund Class A shares would have increased to $13,407. The same amount invested in securities mirroring the performance of the BofA Merrill Lynch U.S. Treasury Master Index would be valued at $15,836.

                                     [CHART]

                     U.S. Government            BofA Merrill Lynch
       Date      Securities Fund Class A/#/  U.S. Treasury Master Index/*/*/
   ----------    --------------------------  -------------------------------
    3/31/2005             $ 9,522                    $10,000
    4/30/2005               9,696                     10,173
    5/31/2005               9,779                     10,296
    6/30/2005               9,808                     10,359
    7/31/2005               9,702                     10,222
    8/31/2005               9,845                     10,384
    9/30/2005               9,720                     10,247
   10/31/2005               9,615                     10,169
   11/30/2005               9,659                     10,218
   12/31/2005               9,789                     10,322
    1/31/2006               9,782                     10,293
    2/28/2006               9,804                     10,309
    3/31/2006               9,682                     10,203
    4/30/2006               9,610                     10,161
    5/31/2006               9,591                     10,166
    6/30/2006               9,614                     10,198
    7/31/2006               9,746                     10,322
    8/31/2006               9,900                     10,473
    9/30/2006               9,989                     10,569
   10/31/2006              10,046                     10,623
   11/30/2006              10,157                     10,734
   12/31/2006              10,073                     10,646
    1/31/2007              10,044                     10,629
    2/28/2007              10,219                     10,805
    3/31/2007              10,190                     10,799
    4/30/2007              10,237                     10,855
    5/31/2007              10,129                     10,761
    6/30/2007              10,076                     10,755
    7/31/2007              10,213                     10,934
    8/31/2007              10,340                     11,106
    9/30/2007              10,395                     11,166
   10/31/2007              10,481                     11,253
   11/30/2007              10,754                     11,595
   12/31/2007              10,754                     11,610
    1/31/2008              10,970                     11,902
    2/29/2008              11,034                     12,032
    3/31/2008              11,088                     12,119
    4/30/2008              10,945                     11,914
    5/31/2008              10,790                     11,770
    6/30/2008              10,866                     11,868
    7/31/2008              10,874                     11,916
    8/31/2008              11,032                     12,066
    9/30/2008              11,119                     12,145
   10/31/2008              11,043                     12,127
   11/30/2008              11,607                     12,779
   12/31/2008              11,993                     13,232
    1/31/2009              11,662                     12,825
    2/28/2009              11,599                     12,755
    3/31/2009              11,835                     13,043
    4/30/2009              11,646                     12,796
    5/31/2009              11,529                     12,666
    6/30/2009              11,543                     12,642
    7/31/2009              11,625                     12,692
    8/31/2009              11,718                     12,810
    9/30/2009              11,824                     12,911
   10/31/2009              11,835                     12,904
   11/30/2009              11,926                     13,086
   12/31/2009              11,649                     12,740
    1/31/2010              11,788                     12,942
    2/28/2010              11,815                     12,993
    3/31/2010              11,746                     12,882
    4/30/2010              11,861                     13,018
    5/31/2010              12,075                     13,242
    6/30/2010              12,275                     13,490
    7/31/2010              12,302                     13,581
    8/31/2010              12,540                     13,859
    9/30/2010              12,444                     13,859
   10/31/2010              12,347                     13,835
   11/30/2010              12,303                     13,740
   12/31/2010              12,142                     13,490
    1/31/2011              12,050                     13,490
    2/28/2011              12,099                     13,479
    3/31/2011              12,113                     13,471
    4/30/2011              12,241                     13,627
    5/31/2011              12,409                     13,842
    6/30/2011              12,343                     13,800
    7/31/2011              12,533                     14,052
    8/31/2011              12,896                     14,445
    9/30/2011              13,150                     14,677
   10/31/2011              13,058                     14,565
   11/30/2011              13,172                     14,672
   12/31/2011              13,289                     14,810
    1/31/2012              13,299                     14,877
    2/29/2012              13,229                     14,772
    3/31/2012              13,123                     14,619
    4/30/2012              13,289                     14,842
    5/31/2012              13,483                     15,114
    6/30/2012              13,440                     15,057
    7/31/2012              13,567                     15,218
    8/31/2012              13,549                     15,197
    9/30/2012              13,505                     15,145
   10/31/2012              13,463                     15,119
   11/30/2012              13,498                     15,206
   12/31/2012              13,455                     15,131
    1/31/2013              13,305                     14,987
    2/28/2013              13,367                     15,076
    3/31/2013              13,364                     15,092
    4/30/2013              13,509                     15,251
    5/31/2013              13,154                     14,944
    6/30/2013              12,933                     14,756
    7/31/2013              12,847                     14,727
    8/31/2013              12,785                     14,648
    9/30/2013              12,830                     14,760
   10/31/2013              12,902                     14,841
   11/30/2013              12,823                     14,777
   12/31/2013              12,719                     14,624
    1/31/2014              12,914                     14,857
    2/28/2014              12,971                     14,904
    3/31/2014              12,948                     14,862
    4/30/2014              13,033                     14,954
    5/31/2014              13,133                     15,118
    6/30/2014              13,137                     15,094
    7/31/2014              13,128                     15,071
    8/31/2014              13,313                     15,255
    9/30/2014              13,234                     15,158
   10/31/2014              13,378                     15,323
   11/30/2014              13,451                     15,464
   12/31/2014              13,447                     15,504
    1/31/2015              13,592                     15,951
    2/28/2015              13,526                     15,672
    3/31/2015              13,587                     15,775


U.S. GOVERNMENT SECURITIES FUND

                       Class A@           Class C
----------------- ------------------ ------------------
                  Average            Average
                  Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+
----------------- ------- ---------- ------- ----------
1 Year Return     -4.48%     0.33%   -1.21%    -0.22%
-------------------------------------------------------
5 Year Return      1.41%    12.54%    1.75%     9.07%
-------------------------------------------------------
10 Year Return     2.98%    40.80%    2.82%    32.11%
-------------------------------------------------------
Since Inception*   4.31%   170.99%    3.58%    80.84%
-------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 10/1/93; Class C: 06/1/99.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares has been deducted, as applicable.
@ As of the close of business on December 2, 2014, Class B shares of the Fund were no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions received by a shareholder from the Fund continued to be automatically reinvested in additional Class B shares of the Fund, at the net asset value per share in effect on the payable date, unless the shareholder had elected to receive them in cash or automatically reinvest them in any retail fund distributed by AIG Capital Services, Inc. As of the close of business on January 27, 2015, all outstanding Class B shares of the Funds were converted to Class A shares.

For the 12-month period ending March 31, 2016, the SunAmerica U.S. Government Securities Fund Class A returned -4.48%, compared to 2.42% for the BofA Merrill Lynch U.S. Treasury Master Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.safunds.com.

** The BofA Merrill Lynch U.S. Treasury Master Index tracks the performance of
   U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Indices are not managed and an investor cannot invest directly into an index.

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (UNAUDITED) (CONTINUED)

SUNAMERICA STRATEGIC BOND FUND

The SunAmerica Strategic Bond Fund Class A shares returned -2.32% (before maximum sales charge) for the 12-month period ended March 31, 2016. The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index/*/, which returned 1.96% during the same period. The Fund also underperformed the LIBOR 3-Month Index*, a widely recognized benchmark of interest rate performance, which returned 0.41% for the same annual period.

The Fund's underperformance relative to its benchmark can be attributed primarily to positioning among risk asset classes, as credit spreads, or yield differentials to U.S. Treasuries, widened in most spread, or non-U.S. Treasury, sectors. For example, U.S. high yield bond spreads, as measured by the option-adjusted spread of the Barclays U.S. Corporate High Yield Index/*/, widened 190 basis points+ during the annual period, leading to an underperformance of duration-matched U.S. Treasuries of 6.14%. Within investment grade corporate bonds, index spreads widened 29 basis points during the annual period, leading to an underperformance of duration-matched U.S. Treasuries of 1.72%. The Fund maintained overweight allocations to these two sectors, as well as to emerging markets debt, and thus the Fund underperformed the Barclays U.S. Aggregate Bond Index for the 12 months ended March 31, 2016.

Within the high yield bond sector, underweight allocations to commodity-related energy, metals & mining (especially the coal industry), and basic industry market segments contributed positively to Fund results, as spreads moved sharply wider due to lower oil and other commodity prices. The Fund benefited from overweight allocations to real estate investment trusts, consumer non-cyclicals, brokerage and other industrial market segments. Underweight exposure to the capital goods and banking industries and overweight exposure to consumer cyclicals detracted. Within the investment grade corporate bond sector, an overweight to financial issuers benefited Fund performance, as these names maintained strong liquidity and appeared less susceptible to the merger and acquisition risk present in many industrial market segments. An overweight to basic industry names and underweights to consumer non-cyclicals and supranational market segments detracted.

Security selection overall detracted from the Fund's returns relative to the Barclays U.S. Aggregate Bond Index during the annual period. Within the high yield bond sector, security selection among basic industry, banking, transportation and capital goods names contributed positively. However, this did not fully offset the negative impact of security selection within the energy, consumer cyclicals, consumer non-cyclicals and finance company market segments. Within the investment grade corporate bond sector, security selection proved effective among consumer non-cyclicals, electric utilities and consumer cyclicals names. However, this did not fully offset the detracting effect of security selection within the energy, banking and technology market segments. Within the emerging markets debt sector, security selection among Russian, Chinese and South African names was beneficial but was more than offset by security selection among Colombian and Brazilian issues, which detracted. Within the non-U.S. dollar debt sector, security selection among insurance and banking issues was strong but was more than offset by the negative impact of security selection among basic industry names. Within the securitized sector, effective security selection among conventional 30-year agency mortgage-backed securities more than offset the relatively muted effect of security selections made in other areas.

While the Fund remained U.S.-centric, portions of the Fund were allocated to non-U.S. dollar denominated sovereign and emerging market bonds, which meant country exposure had an impact on results during the annual period. Outside of the U.S., positions in the sovereign debt of Venezuela and Croatia were positive contributors to performance. Positions in the sovereign debt of Zambia, Peru and Mexico detracted.

The Fund began the annual period with target allocations of 35% to investment grade corporate bonds, 5% to securitized products, 40% to high yield bonds, 20% to emerging markets debt and 0% to non-U.S. dollar denominated sovereign debt. In June 2015, we reduced the Fund's target allocation to high yield bonds to 35% and increased its target allocation to investment grade corporate bonds to 40%. Later that month, we reduced the target weight to emerging markets debt to 15% and increased its target weight to investment grade corporate bonds to 45%. This reduced the Fund's risk profile based on our view that volatility may return to the market as investors gauged the prospect of a Greek exit from the European Monetary Union. In September 2015, we reduced the Fund's target allocation to emerging markets debt to 10% and increased its target allocation to investment grade corporate bonds to 50% based on

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (UNAUDITED) (CONTINUED)

our view that investors might see further stress in the sovereign and corporate debt of emerging economies. In late February 2016, we reduced the Fund's investment grade corporate bond target allocation to 45% in favor of securitized products, as we sought higher quality and lower duration. In March 2016, as we sought to increase the Fund's credit quality further, we reduced its target allocation to investment grade corporate bonds and high yield bonds to 40% and 30%, respectively, in favor of securitized products. With these changes, the Fund ended the annual period on March 31, 2016 with target allocations of 40% to investment grade corporate bonds, 20% to securitized products, 30% to high yield bonds, 10% to emerging markets debt and 0% to non-U.S. dollar denominated sovereign debt.

--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates. High-yield bonds tend to have lower interest rate risk than higher-quality bonds of similar maturity but carry greater credit and default risk. Investing internationally involves special risks, such as currency fluctuations and economic and political instability.

*The BARCLAYS U.S. AGGREGATE BOND INDEX represents securities that are
 SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The LIBOR 3-MONTH INDEX is a benchmark interest rate that some of the world's leading banks charge each other for short-term loans. It serves as the first step to calculating interest rates on various loans throughout the world and is published each day in five currencies: the Swiss franc, the euro, the pound sterling, the Japanese yen, and the U.S. dollar. The BARCLAYS U.S. CORPORATE HIGH YIELD INDEX is comprised of fixed-rate, publicly issued, non-investment grade debt. Indices are not managed and an investor cannot invest directly into an index.
+A basis point is 1/100/th/ of a percentage point.

Securities listed may or may not be a part of current Fund construction.

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (UNAUDITED) (CONTINUED)

Over the past ten years, $10,000 invested in Strategic Bond Fund Class A shares would have increased to $15,217. The same amount invested in securities mirroring the performance of the Barclays U.S. Aggregate Bond Index and the LIBOR 3-Month Index would be valued at $16,128 and $11,609, respectively.

                               [CHART]

                      Strategic                        Barclays
    Date         Bond Fund Class A/#/       U.S. Aggregate Bond Index/*/*/
  ---------     ---------------------      --------------------------------
  3/31/2005            $ 9,534                          $10,000
  4/30/2005              9,577                           10,135
  5/31/2005              9,675                           10,245
  6/30/2005              9,799                           10,301
  7/31/2005              9,840                           10,207
  8/31/2005              9,991                           10,338
  9/30/2005              9,977                           10,231
 10/31/2005              9,850                           10,150
 11/30/2005              9,921                           10,195
 12/31/2005             10,054                           10,292
  1/31/2006             10,191                           10,293
  2/28/2006             10,258                           10,327
  3/31/2006             10,187                           10,226
  4/30/2006             10,259                           10,207
  5/31/2006             10,130                           10,196
  6/30/2006             10,114                           10,218
  7/31/2006             10,334                           10,356
  8/31/2006             10,498                           10,515
  9/30/2006             10,542                           10,607
 10/31/2006             10,673                           10,677
 11/30/2006             10,834                           10,801
 12/31/2006             10,851                           10,738
  1/31/2007             10,834                           10,734
  2/28/2007             10,964                           10,899
  3/31/2007             11,008                           10,900
  4/30/2007             11,113                           10,959
  5/31/2007             11,097                           10,875
  6/30/2007             10,989                           10,843
  7/31/2007             10,851                           10,934
  8/31/2007             10,898                           11,068
  9/30/2007             11,157                           11,152
 10/31/2007             11,337                           11,252
 11/30/2007             11,228                           11,454
 12/31/2007             11,275                           11,486
  1/31/2008             11,261                           11,679
  2/29/2008             11,243                           11,696
  3/31/2008             11,261                           11,735
  4/30/2008             11,409                           11,711
  5/31/2008             11,397                           11,625
  6/30/2008             11,255                           11,616
  7/31/2008             11,180                           11,606
  8/31/2008             11,173                           11,716
  9/30/2008             10,569                           11,559
 10/31/2008              9,329                           11,286
 11/30/2008              9,150                           11,654
 12/31/2008              9,513                           12,088
  1/31/2009              9,605                           11,982
  2/28/2009              9,482                           11,936
  3/31/2009              9,609                           12,102
  4/30/2009             10,124                           12,160
  5/31/2009             10,576                           12,248
  6/30/2009             10,780                           12,318
  7/31/2009             11,237                           12,517
  8/31/2009             11,407                           12,646
  9/30/2009             11,830                           12,779
 10/31/2009             11,926                           12,842
 11/30/2009             12,092                           13,009
 12/31/2009             12,132                           12,805
  1/31/2010             12,227                           13,001
  2/28/2010             12,277                           13,049
  3/31/2010             12,521                           13,033
  4/30/2010             12,728                           13,169
  5/31/2010             12,369                           13,280
  6/30/2010             12,581                           13,488
  7/31/2010             12,988                           13,632
  8/31/2010             13,130                           13,807
  9/30/2010             13,385                           13,822
 10/31/2010             13,642                           13,871
 11/30/2010             13,391                           13,792
 12/31/2010             13,546                           13,643
  1/31/2011             13,683                           13,659
  2/28/2011             13,813                           13,693
  3/31/2011             13,869                           13,701
  4/30/2011             14,124                           13,874
  5/31/2011             14,182                           14,056
  6/30/2011             14,036                           14,014
  7/31/2011             14,257                           14,237
  8/31/2011             13,951                           14,445
  9/30/2011             13,563                           14,550
 10/31/2011             14,036                           14,565
 11/30/2011             13,806                           14,553
 12/31/2011             14,028                           14,713
  1/31/2012             14,377                           14,842
  2/29/2012             14,597                           14,839
  3/31/2012             14,562                           14,757
  4/30/2012             14,737                           14,921
  5/31/2012             14,661                           15,056
  6/30/2012             14,792                           15,062
  7/31/2012             15,182                           15,270
  8/31/2012             15,273                           15,280
  9/30/2012             15,450                           15,300
 10/31/2012             15,543                           15,331
 11/30/2012             15,635                           15,355
 12/31/2012             15,720                           15,333
  1/31/2013             15,726                           15,226
  2/28/2013             15,771                           15,302
  3/31/2013             15,820                           15,314
  4/30/2013             16,132                           15,469
  5/31/2013             15,786                           15,193
  6/30/2013             15,258                           14,958
  7/31/2013             15,398                           14,979
  8/31/2013             15,225                           14,902
  9/30/2013             15,453                           15,043
 10/31/2013             15,729                           15,165
 11/30/2013             15,691                           15,108
 12/31/2013             15,770                           15,023
  1/31/2014             15,823                           15,245
  2/28/2014             16,095                           15,326
  3/31/2014             16,190                           15,299
  4/30/2014             16,334                           15,429
  5/31/2014             16,572                           15,604
  6/30/2014             16,671                           15,612
  7/31/2014             16,541                           15,573
  8/31/2014             16,735                           15,745
  9/30/2014             16,414                           15,638
 10/31/2014             16,514                           15,792
 11/30/2014             16,470                           15,904
 12/31/2014             16,287                           15,919
  1/31/2015             16,479                           16,253
  2/28/2015             16,623                           16,100
  3/31/2015             16,628                           16,175

STRATEGIC BOND FUND

                       Class A            Class B            Class C            Class W
----------------- ------------------ ------------------ ------------------ ------------------
                  Average            Average            Average            Average
                  Annual  Cumulative Annual  Cumulative Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -6.86%    -2.32%   -6.72%    -2.97%   -3.57%    -2.63%   -2.14%    -2.14%
---------------------------------------------------------------------------------------------
5 Year Return      2.29%    17.46%    2.18%    13.27%    2.61%    13.78%      N/A       N/A
---------------------------------------------------------------------------------------------
10 Year Return     4.29%    59.93%    4.25%    51.62%    4.14%    49.98%      N/A       N/A
---------------------------------------------------------------------------------------------
Since Inception*   6.00%   287.74%    6.32%   284.82%    5.90%   253.13%   -1.00%    -1.17%
---------------------------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 11/1/93; Class B: 04/1/94; Class C: 04/1/94; Class
   W: 01/29/15.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class B and Class C shares have been deducted, as applicable.

For the 12-month period ending March 31, 2016, the SunAmerica Strategic Bond Fund Class A returned -6.86%, compared to 1.96% for the Barclays U.S. Aggregate Bond Index and 0.41% for the LIBOR 3-Month Index. (The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class B: 4.00% Contingent Deferred Sales Charge (CDSC), Class C: 1.00% CDSC. Class B shares of the Fund convert automatically to Class A shares approximately eight years after purchase. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.safunds.com.

** The Barclays U.S. Aggregate Bond Index represents securities that are
   SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. Indices are not managed and an investor cannot invest directly into an index.
***The LIBOR 3-Month Index is a benchmark interest rate that some of the world's leading banks charge each other for short-term loans. It serves as the first step to calculating interest rates on various loans throughout the world and is published each day in five currencies: the Swiss franc, the euro, the pound sterling, the Japanese yen, and the U.S. dollar.

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (UNAUDITED) (CONTINUED)

SUNAMERICA FLEXIBLE CREDIT FUND

The SunAmerica Flexible Credit Fund Class A shares returned -0.93% (before maximum sales charge) for the 12-month period ended March 31, 2016. The Fund posted disappointing absolute returns but outperformed the Flexible Credit Blended Benchmark (the "Blended Index"), composed 50% of the Barclays U.S. High Yield 2% Issuer Capped Index/*/ and 50% of the S&P/LSTA Leveraged Loan Index/*/, which returned -2.43% during the same period. The Fund underperformed the BofA ML USD 3-Month LIBOR Constant Maturity Index*, a broad measure of market performance, which returned 0.33% for the same annual period.

The Fund actively invests in high yield bonds and floating rate loans and has the flexibility to allocate 0% to 100% of its portfolio to either sector of the leveraged finance market. Under normal circumstances, at least 80% of the Fund is invested in credit instruments, derivative instruments and exchange-traded funds that provide investment exposure to credit instruments. Amid an environment generally prone to risk aversion during the annual period ended March 31, 2016, the Fund's allocation to high yield bonds drove negative absolute returns. The high yield bond sector was weak through mid-February 2016, when the Federal Reserve (the "Fed") changed its tone to a more conservative one, setting off a robust rally. However, the Fund's underweighted allocation compared to the Blended Index in high yield bonds and its overweighted exposure to floating rate loans - a gradual reversal in weightings from the start of the annual period - helped the Fund outperform on a relative basis, as floating rate loans performed relatively better than high yield bonds during the annual period. Additionally, upgrades made in credit quality across both the high yield bond and floating rate loan sectors helped relative results, as higher-rated credits outperformed lower-rated credits during the annual period.

From an industry perspective, allocation contributed positively to relative results. Tactical underweights to two of the worst performing industries - energy and metals & mining - within both the high yield bond and floating rate loan sectors contributed significantly. The Fund's overweight to health care, gaming and consumer cyclical services also boosted the Fund's relative results, as these were among the best performing industries during the annual period. These positive contributors were only partially offset by overweights to the pharmaceuticals and environmental industries and underweights to finance companies and the wirelines and wireless industries, which detracted.

Security selection generated mixed results. Effective issue selection in independent energy, health care and technology was broadly offset by weaker issue selection in the consumer products, midstream and construction machinery industries. Among individual securities, our decision to overweight improving credits, including Hilton Worldwide Finance, First Data and Argos Merger, benefited the Fund, as these credits outperformed the Blended Index. Most of the underperforming credits were tied to energy, such as Texas Competitive Electric Holdings, EP Energy, Bonanza Creek Energy and NGL Energy Partners. Other detractors were deteriorating credits, such as Clear Channel Worldwide Holdings, which is heavily levered as a result of a debt-laden management buyout from the last credit cycle.

A newly-established, albeit minimal, allocation to out-of-benchmark sectors, including asset-backed securities, residential mortgage-backed securities and emerging markets debt, contributed positively to the Fund's relative results as well, since each of these sectors outpaced the Blended Index during the annual period.

--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Interest rates and bond prices typically move inversely to each other; therefore, as with any bond fund, the value of an investment in this Fund may go up or down in response to changes in interest rates. High-yield bonds tend to have lower interest-rate risk but may be subject to greater market fluctuations and risk of default or loss of income and principal than securities in higher rating categories. High-yield debt instruments carry a greater default risk, may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other debt instruments. Investments in floating rate loans involve certain risks, including, among others risks of nonpayment of principal and interest; collateral impairment; non-diversification and borrower industry concentration; and lack of full liquidity.

*The BARCLAYS U.S. HIGH YIELD 2% ISSUER CAPPED INDEX is a component of the U.S.
 Corporate High-Yield Bond Index, which covers the universe of fixed-rate, non-investment grade corporate debt of issuers in non-emerging market countries. It is not market capitalization-weighted and each issuer is capped at 2% of the index. The S&P/LSTA LEVERAGED LOAN INDEX (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings spreads and interest payments. The BANK OF AMERICA MERRILL LYNCH (BOFA ML) USD 3-MONTH LIBOR CONSTANT MATURITY INDEX tracks the performance of a synthetic asset paying LIBOR to a stated maturity. Indices are not managed and an investor cannot invest directly into an index.

Securities listed may or may not be a part of current Fund construction.

        SUNAMERICA INCOME FUNDS
        COMPARISONS: PORTFOLIOS VS. INDICES -- (UNAUDITED) (CONTINUED)

Over the past ten years, $10,000 invested in Flexible Credit Fund Class A shares would have increased to $13,803. The same amount invested in securities mirroring the performance of the Blended Benchmark (50% Barclays U.S. High-Yield 2% Issuer Capped Index/50% S&P/LSTA Leveraged Loan Index), the Barclays U.S. High-Yield 2% Issuer Capped Index, the S&P/LSTA Leveraged Loan Index and the Bank of America Merrill Lynch USD 3-Month Constant Maturity Index would be valued at $17,372, $19,727, $15,192, and $11,754, respectively.

                                     [CHART]

                                   Blended Benchmark
                                   (50% Barclays U.S.
                                      High-Yield 2%                   S&P/LSTA
                                      Issuer Capped                  Leveraged
                         Citigroup      Index/50%     Barclays U.S.     Loan         Bank of America
             Flexible   High Yield     S&P/LSTA       High-Yield 2%    Index        Merrill Lynch USD
           Credit Fund    Market       Leveraged         Issuer       /DAGGER/    3-Month LIBOR Constant
   Date     Class A/#/  Index/*/*/    Loan Index)       Capped@       /DAGGER/        Maturity Index
---------- ----------- ----------- ------------------ -------------  ----------  -------------------------
 3/31/2005    $ 9,527     $10,000       $10,000          $10,000      $10,000            $10,000
 4/30/2005      9,370       9,862         9,948            9,903        9,993             10,023
 5/31/2005      9,556      10,065        10,039           10,078        9,999             10,049
 6/30/2005      9,791      10,234        10,162           10,260       10,063             10,073
 7/31/2005     10,048      10,382        10,281           10,422       10,140             10,097
 8/31/2005     10,259      10,425        10,327           10,454       10,201             10,128
 9/30/2005     10,186      10,321        10,302           10,361       10,242             10,156
10/31/2005     10,052      10,244        10,272           10,268       10,273             10,187
11/30/2005     10,165      10,270        10,331           10,348       10,312             10,219
12/31/2005     10,303      10,361        10,406           10,443       10,366             10,256
 1/31/2006     10,527      10,524        10,504           10,567       10,438             10,292
 2/28/2006     10,553      10,577        10,588           10,670       10,504             10,326
 3/31/2006     10,633      10,653        10,642           10,715       10,568             10,365
 4/30/2006     10,783      10,711        10,702           10,782       10,619             10,402
 5/31/2006     10,772      10,704        10,708           10,768       10,646             10,448
 6/30/2006     10,737      10,658        10,693           10,708       10,676             10,488
 7/31/2006     10,869      10,773        10,769           10,799       10,736             10,538
 8/31/2006     11,097      10,953        10,882           10,959       10,803             10,588
 9/30/2006     11,228      11,104        10,986           11,110       10,861             10,634
10/31/2006     11,386      11,263        11,098           11,262       10,933             10,685
11/30/2006     11,472      11,451        11,215           11,440       10,991             10,732
12/31/2006     11,607      11,589        11,317           11,567       11,069             10,778
 1/31/2007     11,666      11,698        11,431           11,699       11,165             10,831
 2/28/2007     11,794      11,860        11,554           11,870       11,242             10,875
 3/31/2007     11,804      11,878        11,587           11,890       11,287             10,923
 4/30/2007     11,961      12,039        11,697           12,045       11,354             10,973
 5/31/2007     11,998      12,129        11,773           12,129       11,423             11,023
 6/30/2007     11,832      11,897        11,679           11,909       11,449             11,070
 7/31/2007     11,415      11,508        11,281           11,495       11,065             11,122
 8/31/2007     11,526      11,648        11,378           11,666       11,091             11,167
 9/30/2007     11,810      11,955        11,631           11,956       11,308             11,225
10/31/2007     11,906      12,032        11,725           12,037       11,416             11,287
11/30/2007     11,684      11,766        11,521           11,784       11,257             11,326
12/31/2007     11,712      11,802        11,560           11,829       11,292             11,386
 1/31/2008     11,274      11,653        11,285           11,648       10,928             11,470
 2/29/2008     11,069      11,502        11,074           11,504       10,654             11,500
 3/31/2008     11,105      11,453        11,056           11,477       10,644             11,537
 4/30/2008     11,541      11,958        11,488           11,949       11,038             11,560
 5/31/2008     11,633      12,021        11,566           11,997       11,142             11,590
 6/30/2008     11,508      11,625        11,437           11,701       11,170             11,615
 7/31/2008     11,223      11,451        11,322           11,554       11,085             11,642
 8/31/2008     11,211      11,481        11,332           11,590       11,070             11,668
 9/30/2008     10,314      10,561        10,548           10,700       10,389             11,664
10/31/2008      8,441       8,941         9,003            8,978        9,016             11,734
11/30/2008      7,413       8,069         8,225            8,190        8,249             11,779
12/31/2008      7,437       8,744         8,393            8,767        8,006             11,822
 1/31/2009      7,676       9,217         8,983            9,351        8,599             11,841
 2/28/2009      7,501       8,869         8,897            9,098        8,666             11,850
 3/31/2009      7,478       9,176         9,083            9,347        8,791             11,865
 4/30/2009      8,169      10,290        10,013           10,449        9,555             11,881
 5/31/2009      8,724      10,910        10,655           11,150       10,138             11,900
 6/30/2009      8,949      11,245        11,045           11,478       10,583             11,908
 7/31/2009      9,484      11,934        11,638           12,167       11,084             11,917
 8/31/2009      9,533      12,091        11,881           12,401       11,335             11,925
 9/30/2009      9,982      12,788        12,411           13,109       11,698             11,930
10/31/2009     10,185      12,988        12,557           13,346       11,762             11,933
11/30/2009     10,291      13,128        12,635           13,477       11,793             11,937
12/31/2009     10,615      13,570        13,028           13,919       12,139             11,939
 1/31/2010     10,724      13,721        13,246           14,101       12,387             11,942
 2/28/2010     10,760      13,714        13,274           14,119       12,423             11,944
 3/31/2010     11,100      14,118        13,624           14,547       12,702             11,946
 4/30/2010     11,373      14,435        13,887           14,894       12,889             11,947
 5/31/2010     10,883      13,960        13,482           14,361       12,599             11,946
 6/30/2010     10,989      14,129        13,533           14,538       12,540             11,952
 7/31/2010     11,371      14,613        13,875           15,049       12,733             11,959
 8/31/2010     11,381      14,592        13,901           15,054       12,776             11,968
 9/30/2010     11,730      15,024        14,204           15,500       12,955             11,971
10/31/2010     11,978      15,400        14,497           15,896       13,158             11,974
11/30/2010     11,840      15,226        14,440           15,714       13,205             11,976
12/31/2010     12,065      15,514        14,660           15,998       13,369             11,979
 1/31/2011     12,312      15,865        14,967           16,352       13,632             11,982
 2/28/2011     12,483      16,074        15,100           16,567       13,695             11,985
 3/31/2011     12,552      16,135        15,123           16,621       13,693             11,989
 4/30/2011     12,691      16,364        15,288           16,878       13,781             11,992
 5/31/2011     12,762      16,436        15,319           16,961       13,768             11,996
 6/30/2011     12,611      16,285        15,216           16,796       13,717             11,998
 7/31/2011     12,753      16,484        15,315           16,990       13,737             12,000
 8/31/2011     12,125      15,845        14,670           16,307       13,132             12,001
 9/30/2011     11,821      15,382        14,460           15,770       13,189             12,004
10/31/2011     12,406      16,278        15,103           16,717       13,570             12,006
11/30/2011     12,207      15,932        14,903           16,356       13,503             12,008
12/31/2011     12,513      16,369        15,140           16,792       13,572             12,012
 1/31/2012     12,842      16,841        15,535           17,301       13,868             12,019
 2/29/2012     13,093      17,226        15,779           17,713       13,975             12,026
 3/31/2012     13,081      17,216        15,830           17,690       14,083             12,031
 4/30/2012     13,221      17,387        15,970           17,872       14,187             12,036
 5/31/2012     13,054      17,168        15,809           17,634       14,091             12,041
 6/30/2012     13,309      17,533        16,031           18,006       14,188             12,045
 7/31/2012     13,530      17,847        16,276           18,349       14,352             12,051
 8/31/2012     13,634      18,049        16,463           18,564       14,514             12,056
 9/30/2012     13,816      18,291        16,669           18,822       14,675             12,061
10/31/2012     13,844      18,439        16,768           18,987       14,721             12,066
11/30/2012     13,988      18,558        16,861           19,139       14,767             12,070
12/31/2012     14,178      18,853        17,060           19,441       14,883             12,073
 1/31/2013     14,326      19,094        17,266           19,702       15,041             12,076
 2/28/2013     14,346      19,167        17,327           19,802       15,073             12,079
 3/31/2013     14,575      19,386        17,487           20,003       15,197             12,082
 4/30/2013     14,762      19,750        17,697           20,365       15,288             12,086
 5/31/2013     14,625      19,646        17,663           20,247       15,316             12,088
 6/30/2013     14,276      19,139        17,379           19,716       15,226             12,091
 7/31/2013     14,547      19,499        17,630           20,090       15,376             12,094
 8/31/2013     14,403      19,366        17,573           19,968       15,370             12,097
 9/30/2013     14,547      19,540        17,681           20,166       15,408             12,100
10/31/2013     14,862      20,024        17,967           20,670       15,520             12,103
11/30/2013     14,883      20,104        18,057           20,775       15,597             12,105
12/31/2013     14,946      20,213        18,148           20,887       15,670             12,108
 1/31/2014     15,053      20,359        18,271           21,034       15,772             12,110
 2/28/2014     15,369      20,759        18,471           21,458       15,800             12,113
 3/31/2014     15,391      20,816        18,526           21,509       15,857             12,115
 4/30/2014     15,497      20,946        18,595           21,645       15,875             12,118
 5/31/2014     15,604      21,131        18,745           21,843       15,985             12,120
 6/30/2014     15,752      21,299        18,877           22,026       16,077             12,122
 7/31/2014     15,469      21,009        18,749           21,734       16,072             12,124
 8/31/2014     15,707      21,331        18,913           22,079       16,097             12,127
 9/30/2014     15,374      20,870        18,658           21,616       16,001             12,129
10/31/2014     15,611      21,108        18,793           21,872       16,042             12,132
11/30/2014     15,490      20,933        18,771           21,714       16,122             12,134
12/31/2014     15,268      20,584        18,518           21,400       15,920             12,136
 1/31/2015     15,320      20,675        18,610           21,541       15,973             12,139
 2/28/2015     15,636      21,209        18,965           22,060       16,198             12,141
 3/31/2015     15,600      21,077        18,949           21,940       16,258             12,143


FLEXIBLE CREDIT FUND

                     Class A/##/          Class C            Class W
----------------- ------------------ ------------------ ------------------
                  Average            Average            Average
                  Annual  Cumulative Annual  Cumulative Annual  Cumulative
                  Return   Return+   Return   Return+   Return   Return+
----------------- ------- ---------- ------- ---------- ------- ----------
1 Year Return     -5.57%    -0.93%   -2.49%    -1.54%   -1.02%    -1.02%
--------------------------------------------------------------------------
5 Year Return      3.15%    22.77%    3.52%    18.91%      N/A       N/A
--------------------------------------------------------------------------
10 Year Return     3.28%    44.93%    3.13%    36.07%      N/A       N/A
--------------------------------------------------------------------------
Since Inception*   4.59%   129.24%    4.42%    96.43%    0.36%     0.53%
--------------------------------------------------------------------------

+ Cumulative returns do not include sales load. If sales load had been included, the return would be lower.
*  Inception Date - Class A: 11/2/98; Class C: 08/21/00; Class W: 10/01/14.
# For the purposes of the graph, it has been assumed that the maximum sales charge of 4.75% of offering price was deducted from the initial $10,000 investment in the Fund. For purposes of the table, it has been assumed that the maximum sales charge with respect to the Class A shares, was deducted from the initial investment in the Fund and that the CDSCs with respect to the Class C shares has been deducted, as applicable.
## As of the close of business on December 2, 2014, Class B shares of the Fund were no longer offered to new or existing shareholders, except that dividends and/or capital gain distributions received by a shareholder from the Fund continued to be automatically reinvested in additional Class B shares of the Fund, at the net asset value per share in effect on the payable date, unless the shareholder had elected to receive them in cash or automatically reinvest them in any retail fund distributed by AIG Capital Services, Inc. As of the close of business on January 27, 2015, all outstanding Class B shares of the Funds were converted to Class A shares.

For the 12 month period ending March 31, 2016, the SunAmerica Flexible Credit Fund Class A returned -5.57%, compared to -2.43% for the Blended Benchmark (50% Barclays U.S. High-Yield 2% Issuer Capped Index/50% S&P/LSTA Leveraged Loan Index), -3.66% for the Barclays U.S. High-Yield 2% Issuer Capped Index, -1.25% for the S&P/LSTA Leveraged Loan Index and 0.33% for the Bank of America Merrill Lynch USD 3-Month LIBOR Constant Maturity Index. (The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.)
--------
Performance data quoted represents past performance and is no guarantee of future results. Maximum Sales Charge: Class A: 4.75%, Class C: 1.00% CDSC. The fund's daily net asset values are not guaranteed and shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than the original cost. Current performance may be higher or lower than that shown. Performance as of the most recent month end is available at www.safunds.com.

@ The Barclays U.S. High Yield 2% Issuer Capped Index is a component of the U.S. Corporate High-Yield Bond Index, which covers the universe of fixed-rate, non-investment grade corporate debt of issuers in non-emerging market countries. It is not market capitalization-weighted and each issuer is capped at 2% of the index.
++ The S&P/LSTA Leveraged Loan Index (LLI) reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The LLI is the only domestic leveraged loan index that utilizes real-time market weightings spreads and interest payments.
*** The Bank of America Merrill Lynch USD 3-Month LIBOR Constant Maturity Index is an unmanaged index that tracks the performance of a synthetic asset paying LIBOR to a stated maturity.

Indices are not managed and an investor cannot invest directly into an index.

[LOGO] SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

   TRUSTEES                   VOTING PROXIES ON       DISCLOSURE OF
    Richard W. Grant          TRUST PORTFOLIO         QUARTERLY PORTFOLIO
    Peter A. Harbeck          SECURITIES              HOLDINGS
    Dr. Judith L. Craven      A description of the    The Trust is required
    William F. Devin          policies and            to file its com-plete
    Stephen J. Gutman         proce-dures that the    schedule of portfolio
    William J. Shea           Trust uses to           holdings with the U.S.
   OFFICERS                   determine how to vote   Securities and
    John T. Genoy, President  proxies relating to     Exchange Commission
    James Nichols, Vice       secu-rities held in a   for its first and
      President               Fund's portfolio,       third fiscal quarters
    Katherine Stoner, Vice    which is available in   on Form N-Q. The
      President and Chief     the Trust's Statement   Trust's Forms N-Q are
      Compliance Officer      of Additional           available on the
    Gregory N. Bressler,      Information, may be     U.S. Securities and
      Secretary               ob-tained without       Exchange Commis-sion
    Kathleen Fuentes, Chief   charge upon request,    website at
      Legal Officer and       by calling (800)        www.sec.gov. You can
      Assistant Secretary     858-8850. The           also review and obtain
    Gregory R. Kingston,      in-formation is also    copies of the Forms
      Treasurer               available from the      N-Q at the U.S.
    Donna McManus, Vice       EDGAR database on the   Securities and
      President and           U.S. Secu-rities and    Exchange Commission
      Assistant Treasurer     Exchange Commission's   Public Refer-ence Room
    Shawn Parry, Vice         website at              in Washington DC
      President and           http://www.sec.gov.     (information on the
      Assistant Treasurer     DELIVERY OF             operation of the
    Matthew J. Hackethal,     SHAREHOLDER DOCUMENTS   Public Reference Room
      Anti-Money Laundering   The Funds have adopted  may be ob-tained by
      Compliance Officer      a policy that allows    calling
   INVESTMENT ADVISER         them to send only one   1-800-SEC-0330).
    SunAmerica Asset          copy of a Fund's        PROXY VOTING RECORD ON
      Management, LLC         prospectus, proxy       SUNAMERICA INCOME FUNDS
    Harborside Financial      material, annual        Information regarding
      Center                  report and semi-annual  how the Funds voted
    3200 Plaza 5              report (the             proxies relating to
    Jersey City, NJ           "shareholder            securities held in the
      07311-4992              documents") to          Funds during the most
   DISTRIBUTOR                shareholders with       recent twelve month
    AIG Capital Services,     multiple accounts       period ended June 30
      Inc.                    residing at the same    is available, once
    Harborside Financial      "household." This       filed with the U.S.
      Center                  practice is called      Securities and
    3200 Plaza 5              householding and        Exchange Commission,
    Jersey City, NJ           reduces Fund expenses,  without charge, upon
      07311-4992              which benefits you and  request, by calling
   SHAREHOLDER SERVICING      other shareholders.     (800) 858-8850 or on
   AGENT                      Unless the Funds        the U.S. Securities
    SunAmerica Fund           receive instructions    and Exchange
      Services, Inc.          to the con-trary, you   Commission's website
    Harborside Financial      will only receive one   at http://www.sec.gov.
      Center                  copy of the             This report is
    3200 Plaza 5              shareholder documents.  submitted solely for
    Jersey City, NJ           The Funds will          the general
      07311-4992              continue to household   information of
   CUSTODIAN AND TRANSFER     the share-holder        shareholders of the
   AGENT                      documents               Funds. Distribution of
    State Street Bank and     indefinitely, until we  this report to persons
      Trust Company           are instructed          other than
    One Lincoln Street        otherwise. If you do    shareholders of the
    Boston, MA 02111          not wish to             Funds is authorized
                              participate in          only in con-nection
                              householding please     with a currently
                              contact Shareholder     effective pro-spectus,
                              Services at (800)       setting forth details
                              858-8850 ext. 6010 or   of the Funds, which
                              send a written request  must precede or
                              with your name, the     accom-pany this report.
                              name of your fund(s)
                              and your account
                              number(s) to
                              SunAmerica Mutual
                              Funds c/o BFDS, P.O.
                              Box 219186, Kansas
                              City MO, 64121-9186.
                              We will resume
                              individual mailings
                              for your account
                              within thirty (30)
                              days of receipt of
                              your request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:


                   1   GO TO WWW.SAFUNDS.COM

                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

INANN - 3/16


[LOGO]

Sun America
Mutual Funds

Item 2.  Code of Ethics.

         The SunAmerica Income Funds (the "registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2016, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Trustees has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR.
         Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                                                2015       2016
         (a) Audit Fees ....................$ 140,171   $ 149,656
         (b) Audit-Related Fees ............$       0   $       0
         (c) Tax Fees ......................$  54,837   $  48,469
         (d) All Other Fees ................$       0   $       0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                               2015        2016
         (b) Audit-Related Fees ............$       0   $       0
         (c) Tax Fees ......................$       0   $       0
         (d) All Other Fees ................$  17,640   $       0


    (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

          (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)  Not applicable.

    (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2015 and 2016 were $91,502 and $48,469, respectively.

    (h)  Not applicable.


Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: June 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -----------------------
    John T. Genoy
    President

Date: June 8, 2016

By: /s/ Gregory R. Kingston
    -----------------------
    Gregory R. Kingston
    Treasurer

Date: June 8, 2016